Schedule of Investments
Principal Active High Yield ETF
September 30, 2021 (unaudited)

				Principal
BONDS — 91.56%				Amount	Value

Aerospace & Defense — 2.60%
TransDigm, Inc.
4.88	%,	05/01/2029		$1,150,000	$1,152,139
6.38	%,	06/15/2026		1,150,000	1,186,409
7.50	%,	03/15/2027		422,000	442,045
Triumph Group, Inc.
7.75	%,	08/15/2025	(a)	3,144,000	3,110,123
8.88	%,	06/01/2024	(b)	181,000	199,100
					$6,089,816

Airlines — 0.11%
United Airlines Pass-Through Trust
3.65	%,	01/07/2026		264,587	263,505

Auto Manufacturers — 2.67%
Aston Martin Capital Holdings Ltd.
10.50	%,	11/30/2025	(b)	1,512,000	1,683,990
Ford Motor Co.
9.00	%,	04/22/2025		1,210,000	1,455,061
Ford Motor Credit Co. LLC
3.38	%,	11/13/2025		1,793,000	1,842,308
4.39	%,	01/08/2026		205,000	218,581
4.54	%,	08/01/2026		989,000	1,066,468
					$6,266,408

Auto Parts & Equipment — 1.55%
Tenneco, Inc.
7.88	%,	01/15/2029	(b)	3,265,000	3,644,556

Banks — 1.51%
Deutsche Bank AG
(5-year Treasury Constant Maturity Rate + 4.52%),
6.00	%,	10/30/2025 (c) ,(d)		3,360,000	3,536,400

Chemicals — 4.45%
Consolidated Energy Finance SA
5.63	%,	10/15/2028		3,380,000	3,401,632
6.88	%,	06/15/2025	(b)	2,803,000	2,901,105
Olympus Water U.S. Holding Corp.
6.25	%,	10/01/2029	(b)	1,870,000	1,853,076
Tronox, Inc.
4.63	%,	03/15/2029	(b)	2,275,000	2,263,625
					$10,419,438

Commercial Services — 3.00%
Ahern Rentals, Inc.
7.38	%,	05/15/2023	(b)	1,245,000	1,188,975
Garda World Security Corp.
6.00	%,	06/01/2029	(b)	342,000	335,102
9.50	%,	11/01/2027	(b)	2,275,000	2,462,346
WASH Multifamily Acquisition, Inc.
5.75	%,	04/15/2026	(b)	2,923,000	3,052,270
					$7,038,693

Construction Materials — 2.79%
Patrick Industries, Inc.
4.75	%,	05/01/2029	(b)	1,210,000	1,234,200
7.50	%,	10/15/2027	(b)	1,451,000	1,563,453
SRM Escrow Issuer LLC
6.00	%,	11/01/2028	(b)	3,526,000	3,733,152
					$6,530,805

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Diversified Financial Services — 5.91%
AerCap Holdings NV
(5-year Treasury Constant Maturity Rate + 4.54%),
5.88	%,	10/10/2079	(c)	$3,305,000	$3,448,734
Coinbase Global, Inc.
3.63	%,	10/01/2031 (a)	,(b)	585,000	556,116
Credit Acceptance Corp.
6.63	%,	03/15/2026		3,224,000	3,369,080
Global Aircraft Leasing Co. Ltd.
6.50	%,	09/15/2024	(b)	3,304,753	3,246,920
OneMain Finance Corp.
4.00	%,	09/15/2030		2,305,000	2,293,475
6.63	%,	01/15/2028		824,000	947,600
					$13,861,925

Electric — 1.40%
Clearway Energy Operating LLC
4.75	%,	03/15/2028	(b)	1,035,000	1,095,651
GenOn Energy, Inc.
0.00	%,	10/15/2049 (e)	,(f),(g)	3,100,000	—
Vistra Operations Co. LLC
4.38	%,	05/01/2029	(b)	2,165,000	2,178,271
					$3,273,922

Engineering & Construction — 1.58%
MasTec, Inc.
4.50	%,	08/15/2028	(b)	3,546,000	3,701,138

Entertainment — 5.08%
Boyne USA, Inc.
4.75	%,	05/15/2029	(b)	2,175,000	2,245,688
Caesars Entertainment, Inc.
6.25	%,	07/01/2025	(b)	382,000	402,153
8.13	%,	07/01/2027	(b)	1,773,000	1,993,251
CCM Merger, Inc.
6.38	%,	05/01/2026	(b)	3,290,000	3,462,725
Lions Gate Capital Holdings LLC
5.50	%,	04/15/2029	(b)	1,462,000	1,511,372
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.
8.50	%,	11/15/2027	(b)	2,135,000	2,292,456
					$11,907,645

Food — 5.54%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63	%,	01/15/2027	(b)	1,446,000	1,516,903
5.88	%,	02/15/2028	(b)	844,000	898,860
Chobani LLC/Chobani Finance Corp, Inc.
7.50	%,	04/15/2025	(b)	2,717,000	2,827,039
Fresh Market, Inc.
9.75	%,	05/01/2023	(b)	2,195,000	2,260,850
Kraft Heinz Foods Co.
3.75	%,	04/01/2030		3,129,000	3,409,373
Pilgrim's Pride Corp.
3.50	%,	03/01/2032	(b)	1,416,000	1,439,895
4.25	%,	04/15/2031	(b)	588,000	631,806
					$12,984,726

Forest Products & Paper — 1.00%
Mercer International, Inc.
5.13	%,	02/01/2029		2,290,000	2,338,663

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Healthcare — Services — 4.98%
Acadia Healthcare Co., Inc.
5.00	%,	04/15/2029	(b)	$2,401,000	$2,500,041
Centene Corp.
2.50	%,	03/01/2031		1,567,000	1,545,454
3.38	%,	02/15/2030		1,833,000	1,897,705
CHS/Community Health Systems, Inc.
6.00	%,	01/15/2029	(b)	1,743,000	1,847,580
8.00	%,	12/15/2027	(b)	1,462,000	1,593,580
LifePoint Health, Inc.
5.38	%,	01/15/2029	(b)	2,350,000	2,285,375
					$11,669,735

Home Builders — 2.18%
Empire Communities Corp.
7.00	%,	12/15/2025	(b)	2,195,000	2,293,775
Forestar Group, Inc.
3.85	%,	05/15/2026	(b)	542,000	541,323
5.00	%,	03/01/2028	(b)	2,215,000	2,286,987
					$5,122,085

Insurance — 0.81%
Acrisure LLC/Acrisure Finance, Inc.
4.25	%,	02/15/2029	(b)	407,000	402,421
7.00	%,	11/15/2025	(b)	1,462,000	1,488,744
					$1,891,165

Investment Companies — 0.72%
Compass Group Diversified Holdings LLC
5.25	%,	04/15/2029	(b)	1,617,000	1,691,786

Iron & Steel — 0.97%
TMS International Corp.
6.25	%,	04/15/2029	(b)	2,175,000	2,272,875

Leisure Products & Services — 1.90%
Life Time, Inc.
5.75	%,	01/15/2026	(b)	2,275,000	2,354,625
NCL Corp. Ltd.
10.25		%, 02/01/2026	(b)	100,000	114,750
12.25		%, 05/15/2024	(b)	1,672,000	1,972,960
					$4,442,335

Media — 6.54%
AMC Networks, Inc.
4.75	%,	08/01/2025		2,024,000	2,074,600
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88	%,	08/15/2027	(b)	3,370,000	3,517,438
DISH DBS Corp.
5.13	%,	06/01/2029		445,000	436,007
5.88	%,	11/15/2024		1,180,000	1,268,830
7.38	%,	07/01/2028		1,964,000	2,082,773
Sirius XM Radio, Inc.
3.13	%,	09/01/2026	(b)	2,185,000	2,215,044
UPC Holding BV
5.50	%,	01/15/2028	(b)	1,522,000	1,593,115
Ziggo BV
5.50	%,	01/15/2027	(b)	2,064,000	2,133,660
					$15,321,467

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Mining — 4.54%
Copper Mountain Mining Corp.
8.00	%,	04/09/2026	(b)	$1,970,000	$2,058,650
First Quantum Minerals Ltd.
6.88	%,	10/15/2027	(b)	989,000	1,045,867
7.25	%,	04/01/2023	(b)	2,300,000	2,340,250
Novelis Corp.
3.88	%,	08/15/2031	(b)	2,898,000	2,866,267
Taseko Mines Ltd.
7.00	%,	02/15/2026	(b)	2,300,000	2,331,625
					$10,642,659

Oil & Gas — 8.19%
Aethon United BR LP/Aethon United Finance Corp.
8.25	%,	02/15/2026	(b)	3,124,000	3,373,920
Antero Resources Corp.
7.63	%,	02/01/2029	(b)	3,199,000	3,576,482
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88	%,	06/30/2029	(b)	502,000	512,906
7.00	%,	11/01/2026	(b)	2,923,000	3,021,593
Oasis Petroleum, Inc.
6.38	%,	06/01/2026	(b)	3,340,000	3,498,650
Occidental Petroleum Corp.
3.40	%,	04/15/2026		1,225,000	1,256,397
4.40	%,	04/15/2046		206,000	205,454
5.55	%,	03/15/2026		206,000	228,660
6.13	%,	01/01/2031		306,000	367,345
6.63	%,	09/01/2030		1,160,000	1,429,700
Rockcliff Energy II LLC
5.50	%,	10/15/2029	(b)	1,690,000	1,715,350
					$19,186,457

Packaging & Containers — 1.14%
Crown Cork & Seal Co., Inc.
7.38	%,	12/15/2026		1,230,000	1,519,050
Mauser Packaging Solutions Holding Co.
7.25	%,	04/15/2025	(b)	1,170,000	1,162,869
					$2,681,919

Pharmaceuticals — 0.83%
Jazz Securities DAC
4.38	%,	01/15/2029	(b)	1,878,000	1,946,171

Pipelines — 5.53%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38	%,	06/15/2029	(b)	2,145,000	2,209,350
5.75	%,	03/01/2027	(b)	1,361,000	1,405,981
CNX Midstream Partners LP
4.75	%,	04/15/2030	(b)	2,345,000	2,381,289
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63	%,	05/01/2027	(b)	3,370,000	3,468,404
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88	%,	02/01/2031		3,234,000	3,488,677
					$12,953,701

REITs — 3.26%
CBL & Associates LP
0.00	%,	12/15/2026 (f)	,(g)	6,000,000	4,155,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75	%,	06/15/2029	(b)	3,506,000	3,481,283
					$7,636,283

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Retail — 5.55%
Ambience Merger Sub, Inc.
4.88	%,	07/15/2028	(b)	$2,295,000	$2,295,000
Bath & Body works, Inc.
5.25	%,	02/01/2028		362,000	399,286
6.63	%,	10/01/2030	(b)	1,030,000	1,169,050
9.38	%,	07/01/2025	(b)	392,000	497,346
BCPE Ulysses Intermediate, Inc.
7.75	%,	04/01/2027	(b)	2,702,000	2,681,735
Dave & Buster's, Inc.
7.63	%,	11/01/2025	(b)	1,975,000	2,113,171
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75	%,	02/15/2026	(b)	2,175,000	2,255,475
Park River Holdings, Inc.
5.63	%,	02/01/2029	(b)	1,652,000	1,600,375
					$13,011,438

Telecommunications — 3.78%
CommScope, Inc.
7.13	%,	07/01/2028	(b)	3,355,000	3,423,677
DKT Finance ApS
9.38	%,	06/17/2023	(b)	3,988,000	4,057,790
Embarq Corp.
8.00	%,	06/01/2036		1,281,000	1,373,731
					$8,855,198

Transportation — 1.45%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.
7.38	%,	01/15/2022	(b)	1,016,000	990,600
11.25	%,	08/15/2022	(b)	97,000	96,758
Watco Cos LLC/Watco Finance Corp.
6.50	%,	06/15/2027	(b)	2,150,000	2,300,500
					$3,387,858
TOTAL BONDS					$214,570,772
				Principal
SENIOR FLOATING RATE INTERESTS — 7.81%				Amount	Value

Airlines — 2.23%
AAdvantage Loyalty IP Ltd., 2021 Term Loan
0.00	%,	04/20/2028	(h)	$2,835,000	$2,929,887
United Airlines, Inc., 2021 Term Loan B
(1-month USD LIBOR + 3.75%),
4.50	%,	04/21/2028		2,284,261	2,298,286
					$5,228,173

Entertainment — 1.12%
Lions Gate Capital Holdings LLC, 2018 Term
Loan B
0.00	%,	03/24/2025	(h)	1,763,520	1,747,542
The Enterprise Development Authority, Term
Loan B
0.00	%,	02/18/2028	(h)	888,608	889,674
					$2,637,216

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2021 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount	Value

Forest Products & Paper — 0.60%
Pixelle Specialty Solutions LLC Term Loan B
(1-month USD LIBOR + 6.50%),
7.50%, 10/31/2024	$1,410,000	$1,406,771

Household Products/Wares — 0.25%
Kronos Acquisition Holdings, Inc., 2021 Term
Loan B
0.00%, 12/22/2026 (h)	593,505	578,246

Insurance — 1.67%
Acrisure LLC, 2020 Term Loan B
(1-month USD LIBOR + 3.50%),
3.63%, 02/15/2027	423,924	419,596
Asurion LLC Term Loan B3
0.00%, 02/03/2028 (h)	3,505,000	3,492,593
		$3,912,189

Lodging — 0.79%
Golden Nugget, Inc., 2017 Incremental Term
Loan B
(1-month USD LIBOR + 2.50%),
3.25%, 10/04/2023	1,869,680	1,859,827

Machinery — Diversified — 0.65%
Mold-Rite Plastics, LLC, 2021 Term Loan
0.00%, 09/30/2028 (h)	410,000	407,950
Mold-Rite Plastics, LLC, 2021 2nd Lien Term
Loan
0.00%, 09/30/2029 (h)	1,125,000	1,113,750
		$1,521,700

Pharmaceuticals — 0.40%
Jazz Financing Lux SARL, USD Term Loan
0.00%, 05/05/2028 (h)	927,675	928,723

Retail — 0.10%
At Home Group, Inc. Term Loan B
0.00%, 07/23/2028 (h)	235,000	235,294
TOTAL SENIOR FLOATING RATE INTERESTS		$18,308,139
INVESTMENT COMPANIES — 8.02%	Shares Held	Value

Money Market Funds — 8.02%
Principal Government Money Market Fund — Institutional Class 0.00% (g),(i),(j),(k)	911,380	$911,380
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (k)	17,879,879	17,879,879
TOTAL INVESTMENT COMPANIES		$18,791,259
Total Investments		$251,670,170
Other Assets and Liabilities — (7.39)%		(17,317,814)
Total Net Assets — 100.00%		$234,352,356

(a)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $894,619 or 0.38% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $157,360,507 or 67.15% of net assets.
(c)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(f)	Security is defaulted.

See accompanying notes.

Schedule of Investments
Principal Active High Yield ETF
September 30, 2021 (unaudited)

(g)	Non-income producing security.
(h)	This Senior Floating Rate Interest will settle after September 30, 2021, at which time the interest rate will be determined.
(i)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(j)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $911,380 or 0.39% of net assets.
(k)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		23.31%
Consumer, Non-cyclical		15.00%
Energy		15.16%
Financial		13.88%
Communications		10.32%
Basic Materials		10.10%
Industrial		10.20%
Money Market Funds		8.02%
Utilities		1.40%
Other Assets and Liabilities		(7.39)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	September 30, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$3,145,675	$7,295,392	$9,529,687	$911,380
	$3,145,675	$7,295,392	$9,529,687	$911,380

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.80%	Shares Held	Value

Biotechnology — 56.36%
9 Meters Biopharma, Inc. (a),(b)	42,922	$55,799
Abeona Therapeutics, Inc. (a),(b)	19,575	21,924
ACADIA Pharmaceuticals, Inc. (a)	32,743	543,861
Acceleron Pharma, Inc. (a)	12,221	2,103,234
ADMA Biologics, Inc. (a),(b)	18,784	21,226
Adverum Biotechnologies, Inc. (a)	19,364	42,020
Agenus, Inc. (a)	40,660	213,465
Akero Therapeutics, Inc. (a)	6,896	154,126
Albireo Pharma, Inc. (a)	3,796	118,435
Aldeyra Therapeutics, Inc. (a),(b)	9,383	82,383
Allakos, Inc. (a),(b)	10,614	1,123,704
Allogene Therapeutics, Inc. (a)	28,678	737,025
Alnylam Pharmaceuticals, Inc. (a)	23,641	4,463,657
Altimmune, Inc. (a),(b)	7,381	83,479
Amicus Therapeutics, Inc. (a)	53,233	508,375
AnaptysBio, Inc. (a)	5,438	147,479
Anavex Life Sciences Corp. (a),(b)	13,807	247,836
Apellis Pharmaceuticals, Inc. (a)	16,285	536,754
Applied Genetic Technologies Corp. (a)	8,477	25,516
Applied Molecular Transport, Inc. (a),(b)	6,929	179,253
Arcturus Therapeutics Holdings, Inc. (a)	5,138	245,494
Arcus Biosciences, Inc. (a)	14,079	490,935
Arcutis Biotherapeutics, Inc. (a)	9,951	237,729
Ardelyx, Inc. (a),(b)	17,927	23,664
Arena Pharmaceuticals, Inc. (a)	12,248	729,368
Arrowhead Pharmaceuticals, Inc. (a)	20,945	1,307,596
Assembly Biosciences, Inc. (a)	7,597	26,438
Atara Biotherapeutics, Inc. (a)	16,452	294,491
Atossa Therapeutics, Inc. (a)	2,086	6,800
AVEO Pharmaceuticals, Inc. (a),(b)	6,581	40,671
Avid Bioservices, Inc. (a)	12,083	260,630
Avidity Biosciences, Inc. (a),(b)	7,455	183,617
Avrobio, Inc. (a)	8,233	45,940
Axsome Therapeutics, Inc. (a),(b)	7,418	244,497
Beam Therapeutics, Inc. (a)	11,743	1,021,758
BioCryst Pharmaceuticals, Inc. (a)	36,110	518,901
Biohaven Pharmaceutical Holding Co. Ltd. (a)	12,510	1,737,764
BioMarin Pharmaceutical, Inc. (a)	36,592	2,828,196
Black Diamond Therapeutics, Inc. (a),(b)	7,175	60,701
Bluebird Bio, Inc. (a)	13,337	254,870
Blueprint Medicines Corp. (a)	11,715	1,204,419
BrainStorm Cell Therapeutics, Inc. (a)	7,095	23,414
Bridgebio Pharma, Inc. (a)	30,039	1,407,928
Cara Therapeutics, Inc. (a)	9,912	153,140
Cardiff Oncology, Inc. (a),(b)	7,362	49,031
CEL-SCI Corp. (a),(b)	8,052	88,491
Celldex Therapeutics, Inc. (a)	7,859	424,307
ChemoCentryx, Inc. (a)	13,750	235,125
ChromaDex Corp. (a)	13,260	83,140
Cortexyme, Inc. (a),(b)	6,031	552,801
CRISPR Therapeutics AG (a)	15,202	1,701,560
Curis, Inc. (a)	18,178	142,334
Cymabay Therapeutics, Inc. (a)	13,684	49,947
CytomX Therapeutics, Inc. (a)	12,873	65,524
Deciphera Pharmaceuticals, Inc. (a)	11,447	388,969
Denali Therapeutics, Inc. (a)	24,420	1,231,989
Dicerna Pharmaceuticals, Inc. (a)	15,160	305,626
Dynavax Technologies Corp. (a)	22,500	432,225
Editas Medicine, Inc. (a)	13,702	562,878
Epizyme, Inc. (a)	20,220	103,526
Esperion Therapeutics, Inc. (a)	5,552	66,902
Evolus, Inc. (a)	6,703	51,077

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Exact Sciences Corp. (a)	33,776	$3,223,919
Fate Therapeutics, Inc. (a)	18,917	1,121,211
FibroGen, Inc. (a)	18,079	184,767
Forma Therapeutics Holdings, Inc. (a),(b)	8,889	206,136
Frequency Therapeutics, Inc. (a),(b)	6,700	47,302
Generation Bio Co. (a)	10,830	271,508
Global Blood Therapeutics, Inc. (a)	12,346	314,576
Gossamer Bio, Inc. (a)	15,001	188,563
Greenwich Lifesciences, Inc. (a),(b)	2,391	93,416
Guardant Health, Inc. (a)	20,203	2,525,577
Halozyme Therapeutics, Inc. (a)	27,314	1,111,134
Homology Medicines, Inc. (a)	8,991	70,759
Humanigen, Inc. (a),(b)	10,624	63,000
iBio, Inc. (a),(b)	42,911	45,486
Idera Pharmaceuticals, Inc. (a),(b)	8,393	8,645
IGM Biosciences, Inc. (a),(b)	5,064	333,009
ImmunityBio, Inc. (a)	21,653	210,900
ImmunoGen, Inc. (a)	38,680	219,316
Immunovant, Inc. (a)	19,462	169,125
Infinity Pharmaceuticals, Inc. (a)	17,610	60,226
Inmune Bio, Inc. (a),(b)	2,967	57,619
Inovio Pharmaceuticals, Inc. (a)	41,069	294,054
Insmed, Inc. (a)	21,058	579,937
Intercept Pharmaceuticals, Inc. (a),(b)	6,558	97,386
Intra-Cellular Therapies, Inc. (a)	16,548	616,909
Ionis Pharmaceuticals, Inc. (a)	28,467	954,783
Iovance Biotherapeutics, Inc. (a)	29,982	739,356
iTeos Therapeutics, Inc. (a)	6,962	187,974
Kadmon Holdings, Inc. (a)	34,075	296,793
Karuna Therapeutics, Inc. (a)	5,514	674,528
Karyopharm Therapeutics, Inc. (a),(b)	14,827	86,293
Kiniksa Pharmaceuticals Ltd., Class A (a),(b)	6,343	72,247
Kodiak Sciences, Inc. (a)	10,248	983,603
Krystal Biotech, Inc. (a)	4,356	227,427
Lexicon Pharmaceuticals, Inc. (a)	28,679	137,946
Ligand Pharmaceuticals, Inc. (a)	3,299	459,617
MacroGenics, Inc. (a)	11,177	234,046
Mersana Therapeutics, Inc. (a)	13,714	129,323
Mirati Therapeutics, Inc. (a)	10,210	1,806,251
Mustang Bio, Inc. (a)	12,791	34,408
Myriad Genetics, Inc. (a)	14,944	482,542
Nektar Therapeutics (a)	37,211	668,310
NGM Biopharmaceuticals, Inc. (a)	14,628	307,481
Nkarta, Inc. (a)	6,477	180,125
Novavax, Inc. (a)	12,809	2,655,434
Omeros Corp. (a),(b)	12,246	168,872
Oncternal Therapeutics, Inc. (a)	9,790	40,824
Organogenesis Holdings, Inc. (a)	25,426	362,066
Ovid therapeutics, Inc. (a)	12,598	42,329
Pacific Biosciences of California, Inc. (a)	39,036	997,370
Precigen, Inc. (a)	40,269	200,942
Precision BioSciences, Inc. (a)	10,423	120,281
Prothena Corp. PLC (a)	8,166	581,664
Provention Bio, Inc. (a),(b)	12,587	80,557
PTC Therapeutics, Inc. (a)	14,365	534,522
Radius Health, Inc. (a)	9,314	115,587
REGENXBIO, Inc. (a)	8,404	352,296
Relay Therapeutics, Inc. (a)	18,380	579,521
Replimune Group, Inc. (a)	9,232	273,636
REVOLUTION Medicines, Inc. (a)	14,339	394,466
Rigel Pharmaceuticals, Inc. (a)	33,569	121,855
Rocket Pharmaceuticals, Inc. (a)	12,038	359,816
Rubius Therapeutics, Inc. (a)	16,130	288,404

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Sage Therapeutics, Inc. (a)	11,943	$529,194
Sangamo Therapeutics, Inc. (a)	28,456	256,389
Scholar Rock Holding Corp. (a)	6,683	220,673
Seagen, Inc. (a)	32,032	5,439,034
Seelos Therapeutics, Inc. (a)	15,382	37,071
Selecta Biosciences, Inc. (a)	21,461	89,278
Sesen Bio, Inc. (a)	33,289	26,405
Solid Biosciences, Inc. (a)	21,879	52,291
Sorrento Therapeutics, Inc. (a),(b)	55,683	424,861
SpringWorks Therapeutics, Inc. (a)	9,944	630,847
Stoke Therapeutics, Inc. (a)	7,197	183,092
Surface Oncology, Inc. (a),(b)	8,079	61,158
Sutro Biopharma, Inc. (a)	8,936	168,801
Syndax Pharmaceuticals, Inc. (a)	9,373	179,118
TCR2 Therapeutics, Inc. (a)	7,548	64,233
TG Therapeutics, Inc. (a)	28,403	945,252
Theravance Biopharma, Inc. (a)	12,778	94,557
TransMedics Group, Inc. (a)	5,439	179,977
Travere Therapeutics, Inc. (a)	11,442	277,468
Turning Point Therapeutics, Inc. (a)	9,812	651,811
Twist Bioscience Corp. (a)	9,824	1,050,873
Tyme Technologies, Inc. (a),(b)	33,858	34,874
Ultragenyx Pharmaceutical, Inc. (a)	13,511	1,218,557
UNITY Biotechnology, Inc. (a),(b)	10,511	31,533
Vaxart, Inc. (a)	23,394	185,982
Veracyte, Inc. (a)	13,671	635,018
Verastem, Inc. (a)	33,730	103,888
Vericel Corp. (a)	9,158	446,910
Viking Therapeutics, Inc. (a)	14,727	92,486
Vir Biotechnology, Inc. (a)	25,829	1,124,078
VYNE Therapeutics, Inc. (a),(b)	10,198	14,175
Xencor, Inc. (a)	11,507	375,819
Y-mAbs Therapeutics, Inc. (a)	8,636	246,471
Zentalis Pharmaceuticals, Inc. (a)	8,298	552,979
ZIOPHARM Oncology, Inc. (a),(b)	42,572	77,481
		$77,044,573

Chemicals — 0.21%
Codexis, Inc. (a)	12,627	293,704

Commercial Services — 1.28%
Multiplan Corp. (a),(b)	135,383	762,206
Progyny, Inc. (a)	17,649	988,344
		$1,750,550

Electronics — 0.07%
Fluidigm Corp. (a)	14,807	97,578

Healthcare — Products — 18.83%
10X Genomics, Inc., Class A (a)	17,404	2,533,674
Accelerate Diagnostics, Inc. (a)	11,789	68,730
Adaptive Biotechnologies Corp. (a)	28,137	956,377
Alphatec Holdings, Inc. (a)	19,175	233,743
Asensus Surgical, Inc. (a),(b)	46,206	85,481
AtriCure, Inc. (a)	9,291	646,189
Avanos Medical, Inc. (a)	9,548	297,898
AxoGen, Inc. (a)	8,092	127,854
Axonics, Inc. (a)	8,477	551,768
BioLife Solutions, Inc. (a)	6,501	275,122
Bionano Genomics, Inc. (a),(b)	55,102	303,061
Cardiovascular Systems, Inc. (a)	7,983	262,082
CareDx, Inc. (a)	10,518	666,526
Castle Biosciences, Inc. (a)	4,856	322,924
Cerus Corp. (a)	33,420	203,528

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
ClearPoint Neuro, Inc. (a),(b)	4,108	$72,917
Co-Diagnostics, Inc. (a)	5,614	54,624
CryoLife, Inc. (a)	7,737	172,458
DermTech, Inc. (a)	5,710	183,348
Glaukos Corp. (a)	9,095	438,106
Inogen, Inc. (a)	4,421	190,501
Inspire Medical Systems, Inc. (a)	5,637	1,312,745
Insulet Corp. (a)	13,354	3,795,607
Intersect ENT, Inc. (a)	6,558	178,378
iRhythm Technologies, Inc. (a)	5,793	339,238
Lantheus Holdings, Inc. (a)	13,389	343,829
Merit Medical Systems, Inc. (a)	11,337	813,997
NanoString Technologies, Inc. (a)	8,754	420,279
Natera, Inc. (a)	17,450	1,944,628
Natus Medical, Inc. (a)	6,729	168,763
Nevro Corp. (a)	6,997	814,311
OrthoPediatrics Corp. (a)	3,906	255,882
Penumbra, Inc. (a)	7,339	1,955,843
Pulmonx Corp. (a)	7,092	255,170
Quanterix Corp. (a)	7,202	358,588
Shockwave Medical, Inc. (a)	7,043	1,450,013
SI-BONE, Inc. (a)	6,499	139,209
Sientra, Inc. (a)	11,379	65,202
Silk Road Medical, Inc. (a)	6,826	375,635
SmileDirectClub, Inc. (a),(b)	23,317	124,046
T2 Biosystems, Inc. (a),(b)	29,387	26,895
Tandem Diabetes Care, Inc. (a)	12,638	1,508,724
Varex Imaging Corp. (a)	7,786	219,565
ViewRay, Inc. (a)	31,945	230,323
		$25,743,781

Healthcare — Services — 5.84%
Accolade, Inc. (a)	11,967	504,648
Brookdale Senior Living, Inc. (a)	36,449	229,629
Clover Health Investments Corp. (a),(b)	18,016	133,138
Community Health Systems, Inc. (a)	25,748	301,252
Invitae Corp. (a),(b)	39,705	1,128,813
MEDNAX, Inc. (a)	17,011	483,623
ModivCare, Inc. (a)	2,820	512,168
Neuronetics, Inc. (a),(b)	5,050	33,128
Ontrak, Inc. (a),(b)	3,516	35,301
OPKO Health, Inc. (a),(b)	133,107	485,841
Personalis, Inc. (a)	8,679	166,984
Surgery Partners, Inc. (a)	12,236	518,072
Teladoc Health, Inc. (a)	24,488	3,105,323
Tivity Health, Inc. (a)	9,763	225,135
Vapotherm, Inc. (a)	5,126	114,156
		$7,977,211

Pharmaceuticals — 15.18%
AcelRx Pharmaceuticals, Inc. (a),(b)	23,630	24,103
Aclaris Therapeutics, Inc. (a)	10,292	185,256
Adamis Pharmaceuticals Corp. (a),(b)	27,866	27,030
AdaptHealth Corp. (a)	23,497	547,245
Aerie Pharmaceuticals, Inc. (a)	9,319	106,237
Agile Therapeutics, Inc. (a),(b)	17,409	16,732
Agios Pharmaceuticals, Inc. (a)	14,133	652,238
Akebia Therapeutics, Inc. (a)	30,495	87,826
Alector, Inc. (a)	15,810	360,784
Alkermes PLC (a)	32,362	998,044
Amneal Pharmaceuticals, Inc. (a)	29,338	156,665
Aquestive Therapeutics, Inc. (a),(b)	7,192	31,357
Arvinas, Inc. (a)	9,669	794,598

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Athenex, Inc. (a)	18,541	$55,808
Bioxcel Therapeutics, Inc. (a),(b)	4,881	148,138
Cassava Sciences, Inc. (a),(b)	5,081	315,428
Chimerix, Inc. (a)	17,022	105,366
Clovis Oncology, Inc. (a),(b)	20,765	92,612
Corbus Pharmaceuticals Holdings, Inc. (a),(b)	24,820	25,316
CorMedix, Inc. (a),(b)	6,383	29,681
Cytokinetics, Inc. (a)	14,125	504,828
Elanco Animal Health, Inc. (a)	94,957	3,028,179
Enanta Pharmaceuticals, Inc. (a)	4,009	227,751
Endo International PLC (a)	45,787	148,350
Evofem Biosciences, Inc. (a),(b)	16,511	12,195
Flexion Therapeutics, Inc. (a)	9,798	59,768
G1 Therapeutics, Inc. (a),(b)	8,335	111,856
Gritstone bio, Inc. (a)	9,725	105,030
Heat Biologics, Inc. (a)	5,049	30,042
Heron Therapeutics, Inc. (a)	18,157	194,098
Heska Corp. (a)	2,129	550,432
Intellia Therapeutics, Inc. (a)	13,703	1,838,258
Jaguar Health, Inc. (a),(b)	7,326	16,630
Jounce Therapeutics, Inc. (a)	9,020	67,019
Kala Pharmaceuticals, Inc. (a),(b)	12,231	32,045
KalVista Pharmaceuticals, Inc. (a)	4,631	80,811
Kura Oncology, Inc. (a)	13,154	246,374
Lipocine, Inc. (a),(b)	17,539	19,118
Madrigal Pharmaceuticals, Inc. (a)	3,184	254,051
MannKind Corp. (a),(b)	49,094	213,559
Marinus Pharmaceuticals, Inc. (a),(b)	7,083	80,605
MediciNova, Inc. (a),(b)	9,670	36,649
Morphic Holding, Inc. (a)	7,158	405,429
Novan, Inc. (a)	2,992	24,355
Ocugen, Inc. (a),(b)	37,362	268,259
Ocular Therapeutix, Inc. (a)	14,957	149,570
Odonate Therapeutics, Inc. (a),(b)	7,669	22,317
Option Care Health, Inc. (a)	36,563	887,018
ORIC Pharmaceuticals, Inc. (a)	7,279	152,204
Owens & Minor, Inc.	14,605	456,990
Passage Bio, Inc. (a)	10,512	104,700
Perrigo Co. PLC	27,591	1,305,882
PetIQ, Inc. (a),(b)	5,021	125,374
Protagonist Therapeutics, Inc. (a)	8,544	151,400
Reata Pharmaceuticals, Inc., Class A (a)	6,307	634,547
Revance Therapeutics, Inc. (a)	14,179	395,027
Rhythm Pharmaceuticals, Inc. (a)	9,777	127,688
Sarepta Therapeutics, Inc. (a)	15,957	1,475,703
Senseonics Holdings, Inc. (a),(b)	75,070	254,487
Seres Therapeutics, Inc. (a)	18,126	126,157
Spectrum Pharmaceuticals, Inc. (a)	28,982	63,181
Syros Pharmaceuticals, Inc. (a)	12,239	54,708
TFF Pharmaceuticals, Inc. (a)	4,598	35,497
TherapeuticsMD, Inc. (a)	77,044	57,120
Tonix Pharmaceuticals Holding Corp. (a)	64,347	38,679
Trevena, Inc. (a),(b)	32,040	39,409
Tricida, Inc. (a),(b)	9,980	46,307
uniQure NV (a)	8,837	282,872
Vaxcyte, Inc. (a),(b)	10,121	256,770
Xeris Pharmaceuticals, Inc. (a),(b)	11,801	28,912
Zogenix, Inc. (a)	11,058	167,971
		$20,756,645

Retail — 0.21%
OptimizeRx Corp. (a)	3,336	285,395

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Software — 1.82%
1Life Healthcare, Inc. (a)	27,656	$560,034
Evolent Health, Inc., Class A (a)	17,104	530,224
Health Catalyst, Inc. (a)	8,748	437,487
Hims & Hers Health, Inc. (a),(b)	36,347	274,056
Phreesia, Inc. (a)	9,015	556,226
Tabula Rasa HealthCare, Inc. (a)	4,903	128,508
		$2,486,535
TOTAL COMMON STOCKS		$136,435,972
INVESTMENT COMPANIES — 5.01%	Shares Held	Value
Money Market Funds — 5.01%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)	6,526,252	$6,526,252
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	315,266	315,266
TOTAL INVESTMENT COMPANIES		$6,841,518

Total Investments	$143,277,490
Other Assets and Liabilities — (4.81)%	(6,572,214)
Total Net Assets — 100.00%	$136,705,276

(a)	Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $6,305,028 or 4.61% of net assets.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,526,252 or 4.77% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	97.49%
Money Market Funds	5.01%
Technology	1.82%
Basic Materials	0.21%
Consumer, Cyclical	0.21%
Industrial	0.07%
Other Assets and Liabilities	(4.81)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2021 (unaudited)

	June 30, 2021		Purchases	Sales	September, 30, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$6,534,128		$15,877,711	$15,885,587	$6,526,252
	$6,534,128		$15,877,711	$15,885,587	$6,526,252

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 98.58%	Shares Held	Value

Advertising — 0.37%
Hakuhodo DY Holdings, Inc.	3,500	$60,820
Publicis Groupe SA	1,967	132,744
WPP PLC	6,847	92,303
		$285,867

Aerospace & Defense — 0.97%
Airbus SE (a)	2,711	361,447
BAE Systems PLC	16,924	128,885
CAE, Inc. (a)	1,399	41,795
Elbit Systems Ltd.	271	39,474
Rolls-Royce Holdings PLC (a)	51,136	96,557
Thales SA	784	76,430
		$744,588

Agriculture — 0.69%
British American Tobacco PLC	7,796	273,533
Imperial Brands PLC	4,705	98,801
Japan Tobacco, Inc.	7,100	139,710
Swedish Match AB	1,586	13,888
		$525,932

Airlines — 0.08%
Air Canada (a)	1,630	29,766
Singapore Airlines Ltd. (a)	8,800	32,600
		$62,366

Apparel — 1.70%
adidas AG	302	95,309
Burberry Group PLC	3,004	73,464
Gildan Activewear, Inc.	1,820	66,500
Hermes International	129	178,790
LVMH Moet Hennessy Louis Vuitton SE	1,120	804,488
Puma SE	685	76,506
		$1,295,057

Auto Manufacturers — 3.09%
Bayerische Motoren Werke AG	2,574	222,741
Daimler AG	4,020	357,252
Ferrari NV	359	75,248
Honda Motor Co. Ltd.	6,400	198,679
Isuzu Motors Ltd.	6,000	79,410
Mazda Motor Corp. (a)	7,300	64,017
Porsche Automobil Holding SE	457	45,494
Renault SA (a)	1,992	71,288
Stellantis NV	3,833	73,357
Suzuki Motor Corp.	2,500	112,202
Toyota Motor Corp.	42,000	754,751
Volkswagen AG	365	113,310
Volvo AB, Class A	2,732	62,040
Volvo AB, Class B	8,461	128,959
		$2,358,748

Auto Parts & Equipment — 1.23%
Aisin Corp.	1,900	69,482
Cie Generale des Etablissements Michelin SCA	877	134,908
Continental AG (a)	374	41,065
Denso Corp.	2,400	158,390
Faurecia SE	709	33,590
Magna International, Inc.	2,031	152,846
NGK Insulators Ltd.	4,600	78,654
Stanley Electric Co. Ltd.	2,300	58,360

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Auto Parts & Equipment (continued)
Sumitomo Electric Industries Ltd.	6,100	$81,995
Toyota Industries Corp.	1,100	90,930
Valeo SA	1,260	35,393
		$935,613

Banks — 11.48%
ABN AMRO Bank NV (a),(b)	4,990	71,986
Australia & New Zealand Banking Group Ltd.	11,169	227,301
Banco Bilbao Vizcaya Argentaria SA	24,374	161,412
Banco Santander SA	56,849	206,542
Bank Hapoalim BM	10,246	90,576
Bank Leumi Le-Israel BM	15,872	135,337
Bank of Montreal	2,481	247,689
Bank of Nova Scotia	6,309	388,323
Banque Cantonale Vaudoise	482	36,773
Barclays PLC	92,706	236,833
BNP Paribas SA	3,569	229,197
BOC Hong Kong Holdings Ltd.	19,000	57,356
CaixaBank SA	14,011	43,560
Canadian Imperial Bank of Commerce	2,530	281,644
Chiba Bank Ltd.	11,800	77,292
Commerzbank AG (a)	5,431	36,205
Commonwealth Bank of Australia	3,910	294,913
Credit Agricole SA	6,686	92,518
Credit Suisse Group AG	5,803	57,871
Danske Bank A/S	2,439	41,201
DBS Group Holdings Ltd.	11,400	254,565
Deutsche Bank AG (a)	9,306	118,985
DNB Bank ASA	2,345	53,637
Erste Group Bank AG	1,909	84,162
FinecoBank Banca Fineco SpA (a)	4,944	89,740
Hang Seng Bank Ltd.	900	15,446
HSBC Holdings PLC	29,947	157,387
ING Groep NV	13,315	193,842
Intesa Sanpaolo SpA	58,871	167,312
Israel Discount Bank Ltd., Class A (a)	14,749	78,321
Japan Post Bank Co. Ltd.	8,800	75,906
KBC Group NV	1,240	112,093
Lloyds Banking Group PLC	258,772	162,375
Macquarie Group Ltd.	832	109,472
Mediobanca Banca di Credito Finanziario SpA (a)	4,034	48,784
Mitsubishi UFJ Financial Group, Inc.	49,300	291,428
Mizrahi Tefahot Bank Ltd.	3,116	105,350
Mizuho Financial Group, Inc.	1,100	15,661
National Australia Bank Ltd.	12,484	251,174
National Bank of Canada	2,581	198,231
Natwest Group PLC	16,070	48,697
Nordea Bank Abp	14,026	181,205
Oversea-Chinese Banking Corp. Ltd.	16,900	143,136
Raiffeisen Bank International AG	2,437	64,023
Resona Holdings, Inc.	24,100	97,184
Royal Bank of Canada	6,569	653,633
Skandinaviska Enskilda Banken AB, Class A	12,613	178,510
Societe Generale SA	3,722	117,248
Standard Chartered PLC	15,449	90,758
Sumitomo Mitsui Financial Group, Inc.	1,800	63,787
Svenska Handelsbanken AB, Class A	5,537	62,186
Swedbank AB, Class A	3,133	63,452
Toronto-Dominion Bank	8,620	570,651
UBS Group AG	20,286	326,509
UniCredit SpA	9,330	124,285
United Overseas Bank Ltd.	6,500	123,748

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Westpac Banking Corp.	13,782	$259,056
		$8,766,468

Beverages — 1.45%
Anheuser-Busch InBev SA	1,378	78,446
Asahi Group Holdings Ltd.	2,900	141,254
Carlsberg AS, Class B	647	105,767
Coca-Cola Europacific Partners PLC	720	39,809
Coca-Cola HBC AG	3,020	97,619
Davide Campari-Milano NV	824	11,626
Diageo PLC	7,857	381,750
Endeavour Group Ltd.	9,285	46,854
Heineken Holding NV	583	50,818
Heineken NV	186	19,434
JDE Peet's NV	2,094	62,580
Pernod Ricard SA	123	27,170
Remy Cointreau SA	55	10,671
Treasury Wine Estates Ltd.	3,919	35,160
		$1,108,958

Biotechnology — 0.32%
CSL Ltd.	880	186,660
Genmab A/S (a)	135	59,068
		$245,728

Chemicals — 3.16%
Air Liquide SA	959	153,943
Akzo Nobel NV	616	67,344
Arkema SA	622	82,497
Asahi Kasei Corp.	8,800	94,606
BASF SE	1,467	111,899
Brenntag SE	1,078	100,620
Chr Hansen Holding A/S	547	44,680
Clariant AG	3,652	69,066
Covestro AG (b)	645	44,335
Croda International PLC	877	100,962
EMS-Chemie Holding AG	12	11,383
Evonik Industries AG	1,442	45,550
Fuchs Petrolub SE	1,425	66,719
Givaudan SA	23	105,184
ICL Group Ltd.	4,644	34,139
Johnson Matthey PLC	945	34,188
Koninklijke DSM NV	112	22,412
Mitsubishi Gas Chemical Co., Inc.	2,900	57,716
Mitsui Chemicals, Inc.	2,300	77,807
Nippon Sanso Holdings Corp.	2,600	65,762
Nissan Chemical Corp.	1,200	70,515
Nitto Denko Corp.	1,100	78,871
Novozymes A/S, Class B	774	53,047
Nutrien Ltd.	2,270	147,337
Shin-Etsu Chemical Co. Ltd.	1,400	237,747
Solvay SA	609	75,940
Sumitomo Chemical Co. Ltd.	13,900	73,063
Symrise AG	446	58,714
Tosoh Corp.	3,200	58,482
Umicore SA	1,352	80,246
Yara International ASA	1,770	87,936
		$2,412,710

Commercial Services — 2.33%
Adecco Group AG	701	35,368
Adyen NV (a),(b)	64	179,035

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Afterpay Ltd. (a)	544	$47,713
Ashtead Group PLC	2,005	152,529
Brambles Ltd.	6,736	52,448
Bureau Veritas SA	2,645	81,835
Experian PLC	2,217	92,872
Intertek Group PLC	717	48,082
Nuvei Corp. (a),(b)	300	34,368
Persol Holdings Co. Ltd.	2,800	70,695
Randstad NV	1,057	71,136
Recruit Holdings Co. Ltd.	5,500	337,625
RELX PLC	4,216	121,963
Rentokil Initial PLC	6,974	54,839
Ritchie Bros Auctioneers, Inc.	539	33,261
Secom Co. Ltd.	1,400	101,929
Securitas AB, Class B	2,777	44,108
SGS SA	21	61,426
Sohgo Security Services Co. Ltd.	1,300	58,987
Toppan Printing Co. Ltd.	4,500	76,944
Transurban Group	1,966	20,126
Transurban Group – Rights (a)	207	157
		$1,777,446

Computers — 1.60%
Atos SE	627	33,518
Bechtle AG	428	29,399
Capgemini SE	717	149,621
CGI, Inc. (a)	1,352	114,844
Check Point Software Technologies Ltd. (a)	467	52,790
Computershare Ltd.	3,780	49,791
CyberArk Software Ltd. (a)	208	32,827
Fujitsu Ltd.	100	18,249
Itochu Techno-Solutions Corp.	1,900	62,141
Logitech International SA	1,407	125,701
NEC Corp.	2,000	109,079
Nomura Research Institute Ltd.	2,800	104,156
NTT Data Corp.	4,900	95,319
Otsuka Corp.	1,300	67,047
SCSK Corp.	2,700	57,399
Teleperformance	304	119,762
		$1,221,643

Construction Materials — 2.13%
AGC, Inc.	1,700	88,288
Cie de Saint-Gobain	3,262	220,062
CRH PLC	2,964	139,257
Daikin Industries Ltd.	1,000	219,776
Geberit AG	181	133,815
HeidelbergCement AG	1,546	116,009
Holcim Ltd.	1,563	75,706
Investment AB Latour, Class B	1,895	58,964
James Hardie Industries PLC	2,387	86,750
Kingspan Group PLC	408	40,644
Nibe Industrier AB, Class B	7,092	89,638
Rinnai Corp.	500	55,079
ROCKWOOL International A/S, Class B	127	54,479
Sika AG	572	182,166
Xinyi Glass Holdings Ltd.	21,000	62,855
		$1,623,488

Distribution/Wholesale — 1.51%
Bunzl PLC	2,675	88,485
Ferguson PLC	1,499	208,742
ITOCHU Corp.	6,900	203,165

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale (continued)
Marubeni Corp.	11,500	$96,427
Mitsubishi Corp.	6,500	206,514
Mitsui & Co. Ltd.	8,500	188,185
Toromont Industries Ltd.	990	82,641
Toyota Tsusho Corp.	1,900	81,176
		$1,155,335

Diversified Financial Services — 2.55%
Acom Co. Ltd.	18,100	66,679
Amundi SA (b)	857	72,368
ASX Ltd.	857	50,185
Brookfield Asset Management, Inc., Class A	5,931	317,809
Daiwa Securities Group, Inc.	13,000	76,380
Deutsche Boerse AG	502	81,700
EQT AB	1,860	77,762
Futu Holdings Ltd. (a)	660	60,073
Hargreaves Lansdown PLC	1,700	32,790
Hong Kong Exchanges & Clearing Ltd.	1,900	117,105
IGM Financial, Inc.	2,801	100,067
Julius Baer Group Ltd.	1,323	88,470
Magellan Financial Group Ltd.	1,050	26,849
Mitsubishi HC Capital, Inc.	14,300	75,551
Onex Corp.	1,489	105,262
ORIX Corp.	7,300	138,398
Partners Group Holding AG	97	152,637
SBI Holdings, Inc.	2,600	64,501
Schroders PLC	1,317	63,794
Singapore Exchange Ltd.	5,800	42,631
St. James's Place PLC	1,881	38,194
TMX Group Ltd.	391	42,165
Tokyo Century Corp.	950	54,032
		$1,945,402

Electric — 2.39%
AGL Energy Ltd.	6,890	28,791
Algonquin Power & Utilities Corp.	3,159	46,315
Atco Ltd., Class I	1,340	42,985
AusNet Services Ltd.	15,303	27,880
Canadian Utilities Ltd., Class A	459	12,368
Chubu Electric Power Co., Inc.	7,600	90,241
CLP Holdings Ltd.	6,750	65,032
E.ON SE	10,985	134,472
EDP Renovaveis SA	1,365	33,868
Electricite de France SA	5,351	67,500
Elia Group SA	316	37,775
Emera, Inc.	1,239	56,110
Endesa SA	2,184	44,070
Enel SpA	17,411	134,138
Engie SA	5,526	72,601
Fortis, Inc.	500	22,181
Fortum Oyj	3,286	100,069
HK Electric Investments & HK Electric Investments Ltd.	10,500	10,426
Hydro One Ltd. (b)	1,980	46,803
Iberdrola SA	12,818	128,938
Mercury NZ Ltd.	6,746	30,271
Meridian Energy Ltd.	8,201	27,912
National Grid PLC	2,122	25,292
Northland Power, Inc.	1,491	46,851
Origin Energy Ltd.	10,324	35,304
Power Assets Holdings Ltd.	2,500	14,708
Red Electrica Corp. SA	4,128	82,771
RWE AG	1,978	69,997
SSE PLC	8,065	170,717

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Terna SPA	6,559	$46,619
Uniper SE	243	10,147
Verbund AG	646	65,625
		$1,828,777

Electrical Components & Equipment — 1.06%
ABB Ltd.	9,437	317,858
Legrand SA	1,287	138,286
Prysmian SpA	1,348	47,343
Schneider Electric SE	1,858	309,704
		$813,191

Electronics — 1.58%
Assa Abloy AB, Class B	2,707	79,066
Halma PLC	2,473	94,699
Hoya Corp.	1,500	235,523
Ibiden Co. Ltd.	1,400	77,991
Murata Manufacturing Co. Ltd.	2,300	205,831
Nidec Corp.	1,800	200,871
Sartorius AG	138	87,887
Shimadzu Corp.	1,945	85,895
TDK Corp.	2,800	101,766
Venture Corp. Ltd.	3,000	39,704
		$1,209,233

Energy — Alternate Sources — 0.09%
Vestas Wind Systems A/S	1,805	72,397

Engineering & Construction — 0.85%
ACS Actividades de Construccion y Servicios SA	1,268	34,443
Bouygues SA	2,064	85,831
CK Infrastructure Holdings Ltd.	7,500	41,909
Eiffage SA	367	37,274
Infrastrutture Wireless Italiane SpA (b)	900	10,046
Kajima Corp.	5,500	71,261
Keppel Corp. Ltd.	2,900	11,149
Lendlease Corp. Ltd.	4,153	32,576
Singapore Technologies Engineering Ltd.	15,000	42,090
Skanska AB, Class B	2,830	71,345
Sydney Airport (a)	6,095	36,309
Vinci SA	899	93,878
WSP Global, Inc.	702	84,056
		$652,167

Entertainment — 0.61%
Aristocrat Leisure Ltd.	2,913	98,875
Entain PLC (a)	3,077	88,309
Evolution AB (b)	703	107,172
Genting Singapore Ltd.	18,400	9,757
La Francaise des Jeux SAEM (b)	1,380	71,118
Tabcorp Holdings Ltd.	19,843	70,436
Universal Music Group NV (a)	617	16,520
		$462,187

Environmental Control — 0.05%
GFL Environmental, Inc.	1,022	37,996

Food — 4.75%
Associated British Foods PLC	1,455	36,465
Barry Callebaut AG	6	13,649
Carrefour SA	2,250	40,515
Chocoladefabriken Lindt & Spruengli AG	5	55,904
Coles Group Ltd.	5,028	61,759

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Danone SA	1,564	$106,978
Empire Co. Ltd.	2,532	77,163
Etablissements Franz Colruyt NV	1,216	61,976
George Weston Ltd.	1,101	118,758
HelloFresh SE (a)	898	83,174
ICA Gruppen AB	1,564	71,836
J Sainsbury PLC	17,308	66,558
Jeronimo Martins SGPS SA	3,605	71,866
Kerry Group PLC, Class A	493	66,244
Kesko Oyj, Class B	3,376	116,692
Kobe Bussan Co. Ltd.	1,800	59,113
Koninklijke Ahold Delhaize NV	2,742	91,268
Loblaw Cos. Ltd.	1,892	129,838
Metro, Inc.	2,041	99,730
Mowi ASA	1,500	38,110
Nestle SA	11,623	1,405,560
NH Foods Ltd.	1,500	57,011
Nisshin Seifun Group, Inc.	3,400	56,853
Orkla ASA	8,636	79,250
Saputo, Inc.	1,939	49,309
Seven & i Holdings Co. Ltd.	400	18,276
Tesco PLC	22,469	76,686
Toyo Suisan Kaisha Ltd.	1,400	62,330
WH Group Ltd. (b)	48,000	34,221
Wilmar International Ltd.	15,000	46,509
Wm Morrison Supermarkets PLC	9,684	38,427
Woolworths Group Ltd.	8,169	232,392
		$3,624,420

Forest Products & Paper — 0.54%
Mondi PLC	3,260	80,361
Oji Holdings Corp.	15,200	77,165
Smurfit Kappa Group PLC	1,559	81,950
Stora Enso Oyj, Class R	2,208	36,996
Svenska Cellulosa AB SCA, Class B	3,179	49,531
UPM-Kymmene Oyj	447	15,901
West Fraser Timber Co. Ltd.	849	71,508
		$413,412

Gas — 0.41%
AltaGas Ltd.	3,969	78,308
Enagas SA	1,970	43,825
Hong Kong & China Gas Co. Ltd.	11,250	17,053
Naturgy Energy Group SA	1,418	35,725
Osaka Gas Co. Ltd.	4,700	86,530
Snam SpA	8,921	49,560
		$311,001

Hand/Machine Tools — 0.36%
Fuji Electric Co. Ltd.	1,500	68,871
Schindler Holding AG	331	87,631
Techtronic Industries Co. Ltd.	6,000	119,543
		$276,045

Healthcare — Products — 1.66%
Alcon, Inc.	919	74,983
Carl Zeiss Meditec AG	219	42,123
Cochlear Ltd.	220	35,054
Coloplast A/S, Class B	386	60,516
Demant A/S (a)	1,161	58,520
DiaSorin SpA	134	28,149
EssilorLuxottica SA	1,101	211,069

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Products (continued)
Fisher & Paykel Healthcare Corp. Ltd.	1,737	$38,372
Koninklijke Philips NV	2,232	99,126
Olympus Corp.	6,600	145,675
QIAGEN NV (a)	975	50,586
Sartorius Stedim Biotech	150	84,044
Siemens Healthineers AG (b)	1,659	107,961
Smith & Nephew PLC	2,398	41,584
Sonova Holding AG	255	97,190
Straumann Holding AG	51	92,128
		$1,267,080

Healthcare — Services — 0.81%
BioMerieux	240	27,400
Eurofins Scientific SE	682	87,563
Fresenius Medical Care AG & Co. KGaA	827	58,301
Fresenius SE & Co. KGaA	1,410	67,838
Lonza Group AG	165	124,217
Medibank Pvt Ltd.	44,732	116,097
Orpea SA	267	31,144
Ramsay Health Care Ltd.	247	12,432
Sonic Healthcare Ltd.	3,267	96,034
		$621,026

Holding Companies — Diversified — 0.27%
CK Hutchison Holdings Ltd.	9,500	63,397
Jardine Matheson Holdings Ltd.	1,570	83,273
Swire Pacific Ltd., Class A	10,000	59,476
		$206,146

Home Builders — 0.63%
Barratt Developments PLC	4,069	36,207
Berkeley Group Holdings PLC	563	33,090
Daiwa House Industry Co. Ltd.	3,700	124,303
Iida Group Holdings Co. Ltd.	2,300	59,538
Persimmon PLC	2,194	78,871
Sekisui House Ltd.	5,300	111,981
Taylor Wimpey PLC	16,101	33,800
		$477,790

Home Furnishings — 1.27%
Electrolux AB, Series B	2,696	62,300
GN Store Nord AS	473	32,793
Panasonic Corp.	12,400	154,868
Rational AG	33	31,139
SEB SA	480	67,777
Sharp Corp.	4,200	53,474
Sony Group Corp.	5,100	570,740
		$973,091

Household Products — 1.21%
Beiersdorf AG	116	12,558
Essity AB, Class B	2,123	65,962
L'Oreal SA	848	350,527
Unilever PLC	9,161	494,358
		$923,405

Household Products/Wares — 0.23%
Henkel AG & Co. KGaA	579	49,999
Reckitt Benckiser Group PLC	1,566	123,015
		$173,014

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance — 5.65%
Admiral Group PLC	1,819	$76,175
Aegon NV	7,796	40,339
Ageas SA	786	38,986
AIA Group Ltd.	23,000	265,760
Allianz SE	825	186,197
Assicurazioni Generali SpA	6,072	129,346
Aviva PLC	19,240	102,633
AXA SA	7,747	216,133
Baloise Holding AG	307	46,876
CNP Assurances	3,780	60,096
Dai-ichi Life Holdings, Inc.	6,000	133,321
Direct Line Insurance Group PLC	11,041	43,083
Fairfax Financial Holdings Ltd.	280	113,032
Gjensidige Forsikring ASA	3,165	70,166
Great-West Lifeco, Inc.	4,160	126,580
Hannover Rueck SE	502	88,009
iA Financial Corp., Inc.	1,831	103,881
Intact Financial Corp.	1,370	181,152
Japan Post Holdings Co. Ltd.	13,400	113,731
Legal & General Group PLC	28,280	107,112
M&G PLC	25,492	69,932
Manulife Financial Corp.	11,052	212,733
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	521	142,969
NN Group NV	1,952	102,360
Phoenix Group Holdings PLC	5,069	44,094
Power Corp. of Canada	5,000	164,811
Prudential PLC	4,583	89,848
QBE Insurance Group Ltd.	9,981	84,136
Sampo Oyj, Class A	375	18,639
SCOR SE	2,172	63,075
Sompo Holdings, Inc.	2,600	114,027
Sun Life Financial, Inc.	2,889	148,715
Suncorp Group Ltd.	9,065	82,313
Swiss Life Holding AG	214	108,728
Swiss Re AG	895	76,963
T&D Holdings, Inc.	5,300	73,765
Tokio Marine Holdings, Inc.	3,600	194,758
Tryg A/S	1,965	44,656
Zurich Insurance Group AG	569	234,206
		$4,313,336

Internet — 1.75%
Auto Trader Group PLC (b)	1,429	11,337
CyberAgent, Inc.	4,700	91,470
Iliad SA	361	76,106
M3, Inc.	1,800	129,256
Prosus NV	1,425	113,878
Scout24 AG (b)	153	10,627
Sea Ltd. (a)	161	51,316
SEEK Ltd.	3,127	70,352
Shopify, Inc., Class A (a)	439	595,877
Trend Micro, Inc.	1,600	89,420
United Internet AG	782	30,454
ZOZO, Inc.	1,700	64,077
		$1,334,170

Investment Companies — 1.23%
Eurazeo SE	931	87,622
EXOR NV	456	38,517
Groupe Bruxelles Lambert SA	124	13,657
Industrivarden AB, Class A	3,076	98,804
Industrivarden AB, Class C	3,380	105,017
Investor AB, Class B	11,152	240,940

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Investment Companies (continued)
Kinnevik AB, Class B (a)	1,934	$68,297
L E Lundbergforetagen AB, Class B	743	40,959
Melrose Industries PLC	16,076	37,701
Sofina SA	188	74,738
Washington H Soul Pattinson & Co. Ltd.	2,395	67,562
Wendel SE	497	69,026
		$942,840

Iron & Steel — 0.75%
ArcelorMittal SA	3,498	107,213
BlueScope Steel Ltd.	6,777	100,438
Evraz PLC	11,632	93,160
Fortescue Metals Group Ltd.	8,623	93,261
Nippon Steel Corp.	6,000	109,655
voestalpine AG	1,946	72,223
		$575,950

Leisure Time — 0.10%
Yamaha Motor Co. Ltd.	2,600	72,887

Lodging — 0.06%
City Developments Ltd.	1,900	9,670
Whitbread PLC (a)	833	37,218
		$46,888

Machinery — Construction & Mining — 0.77%
Epiroc AB, Class A	4,010	83,366
Epiroc AB, Class B	3,751	66,777
Hitachi Ltd.	3,900	232,679
Mitsubishi Electric Corp.	10,900	152,489
Sandvik AB	2,371	54,492
		$589,803

Machinery — Diversified — 1.99%
Atlas Copco AB, Class A	1,620	98,483
Atlas Copco AB, Class B	1,262	64,654
CNH Industrial NV	5,598	95,321
FANUC Corp.	800	176,576
GEA Group AG	1,004	46,042
Hexagon AB, Class B	9,068	140,820
Husqvarna AB, Class B	5,078	60,934
Keyence Corp.	800	481,603
KION Group AG	701	65,659
Kone Oyj, Class B	994	69,982
Nabtesco Corp.	1,600	61,099
SMC Corp.	100	62,968
Spirax-Sarco Engineering PLC	477	96,214
		$1,520,355

Media — 0.96%
Bollore SA	17,651	102,332
Informa PLC (a)	5,355	39,641
Pearson PLC	7,354	70,531
Quebecor, Inc., Class B	2,769	66,919
Shaw Communications, Inc., Class B	4,460	129,652
Thomson Reuters Corp.	1,032	114,110
Vivendi SE	5,750	72,633
Wolters Kluwer NV	1,287	136,527
		$732,345

Metal Fabrication & Hardware — 0.14%
SKF AB, Class B	3,015	71,497

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Metal Fabrication & Hardware (continued)
Tenaris SA	3,260	$34,333
		$105,830

Mining — 3.21%
Agnico Eagle Mines Ltd.	1,562	81,035
Anglo American PLC	6,896	243,674
Antofagasta PLC	3,560	65,332
B2Gold Corp.	17,310	59,176
Barrick Gold Corp.	3,730	67,350
BHP Group Ltd.	8,959	243,597
BHP Group PLC	10,682	271,767
Boliden AB	2,246	72,426
Cameco Corp.	1,901	41,304
Evolution Mining Ltd.	11,954	30,161
First Quantum Minerals Ltd.	6,292	116,491
Franco-Nevada Corp.	392	50,927
Glencore PLC	18,077	85,700
Ivanhoe Mines Ltd., Class A (a)	4,700	30,057
Kinross Gold Corp.	12,619	67,648
Kirkland Lake Gold Ltd.	1,910	79,561
Lundin Mining Corp.	8,631	62,078
Newcrest Mining Ltd.	4,944	80,921
Norsk Hydro ASA	15,095	113,138
Northern Star Resources Ltd.	10,350	63,602
Pan American Silver Corp.	1,192	27,753
Rio Tinto Ltd.	1,610	116,604
Rio Tinto PLC	3,488	230,921
Sumitomo Metal Mining Co. Ltd.	2,200	80,354
Wheaton Precious Metals Corp.	1,112	41,860
Yamana Gold, Inc.	7,850	30,988
		$2,454,425

Miscellaneous Manufacture — 0.66%
Alfa Laval AB	1,070	40,163
Knorr-Bremse AG	400	42,924
Siemens AG	2,353	386,816
Smiths Group PLC	1,894	36,774
		$506,677

Office & Business Equipment — 0.54%
Canon, Inc.	6,500	158,741
FUJIFILM Holdings Corp.	2,100	181,876
Seiko Epson Corp.	3,400	69,011
		$409,628

Oil & Gas — 2.94%
Ampol Ltd.	1,606	32,452
BP PLC	30,640	140,491
Canadian Natural Resources Ltd.	4,309	157,548
Cenovus Energy, Inc.	4,531	45,682
DCC PLC	962	80,338
ENEOS Holdings, Inc.	22,600	92,577
Eni SpA	10,315	137,956
Equinor ASA	2,297	58,504
Galp Energia SGPS SA	3,167	35,951
Idemitsu Kosan Co. Ltd.	3,100	82,058
Imperial Oil Ltd.	2,351	74,302
Inpex Corp.	9,900	77,923
Lundin Energy AB	2,988	111,541
OMV AG	1,241	75,009
Parkland Corp.	2,081	58,474
Repsol SA	7,802	102,105

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
Royal Dutch Shell PLC, Class A	12,500	$278,743
Royal Dutch Shell PLC, Class B	11,549	256,696
Santos Ltd.	7,923	41,069
Suncor Energy, Inc.	6,200	128,542
TotalEnergies SE	3,764	180,222
		$2,248,183

Packaging & Containers — 0.15%
CCL Industries, Inc., Class B	2,232	115,600

Pharmaceuticals — 7.09%
Amplifon SpA	1,254	59,846
Astellas Pharma, Inc.	100	1,655
AstraZeneca PLC	6,249	754,255
Bausch Health Cos., Inc. (a)	2,610	72,782
Chugai Pharmaceutical Co. Ltd.	4,300	158,524
Daiichi Sankyo Co. Ltd.	6,900	184,721
GlaxoSmithKline PLC	17,304	327,255
Grifols SA	1,300	31,743
Hikma Pharmaceuticals PLC	1,305	43,080
Ipsen SA	620	59,293
Medipal Holdings Corp.	3,900	73,904
Merck KGaA	625	135,853
Nippon Shinyaku Co. Ltd.	900	75,205
Novartis AG	8,035	662,406
Novo Nordisk A/S, Class B	6,793	657,503
Ono Pharmaceutical Co. Ltd.	3,100	71,111
Orion Oyj, Class B	981	38,920
Otsuka Holdings Co. Ltd.	2,900	124,734
Recordati Industria Chimica e Farmaceutica SpA	724	42,167
Roche Holding AG	2,967	1,094,661
Sanofi	3,822	367,813
Sumitomo Dainippon Pharma Co. Ltd.	4,050	72,707
Takeda Pharmaceutical Co. Ltd.	6,300	209,387
Teva Pharmaceutical Industries Ltd. (a)	4,296	41,843
UCB SA	503	56,400
		$5,417,768

Pipelines — 0.75%
APA Group	1,861	11,732
Enbridge, Inc.	10,221	407,194
Inter Pipeline Ltd.	1,969	31,013
Keyera Corp.	1,460	36,736
Koninklijke Vopak NV	241	9,492
Pembina Pipeline Corp.	1,400	44,379
TC Energy Corp.	691	33,257
		$573,803

Private Equity — 0.12%
3i Group PLC	5,180	89,443

Real Estate — 1.10%
Aroundtown SA	4,950	34,231
Azrieli Group Ltd.	337	30,450
Capitaland Investment Ltd. (a)	600	1,502
CK Asset Holdings Ltd.	16,500	95,592
Daito Trust Construction Co. Ltd.	800	93,733
Fastighets AB Balder, Class B (a)	1,041	62,762
FirstService Corp.	452	81,721
Henderson Land Development Co. Ltd.	2,000	7,669
Hongkong Land Holdings Ltd.	2,388	11,462
Hulic Co. Ltd.	5,100	57,189
LEG Immobilien SE	340	48,127

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate (continued)
New World Development Co. Ltd.	2,000	$8,183
Nomura Real Estate Holdings, Inc.	2,300	60,303
REA Group Ltd.	545	62,588
Sino Land Co. Ltd.	6,000	8,077
Sun Hung Kai Properties Ltd.	4,500	56,303
Swire Properties Ltd.	4,200	10,531
Swiss Prime Site AG	119	11,671
UOL Group Ltd.	2,000	10,105
Vonovia SE	1,404	84,406
		$836,605

REITs — 1.10%
Ascendas Real Estate Investment Trust	5,100	11,268
British Land Co. PLC	4,914	32,788
Canadian Apartment Properties REIT	1,500	70,002
CapitaLand Integrated Commercial Trust	7,664	11,458
Covivio	365	30,788
Dexus	10,452	81,608
Goodman Group	4,679	73,337
GPT Group	8,930	32,732
Klepierre SA	1,419	31,953
Land Securities Group PLC	3,651	34,288
Link REIT	7,200	61,737
Mapletree Commercial Trust	6,500	9,909
Mapletree Logistics Trust	26,300	39,514
Mirvac Group	16,488	35,641
RioCan Real Estate Investment Trust	3,902	66,666
Segro PLC	6,791	109,345
Stockland	20,690	67,011
Unibail-Rodamco-Westfield (a)	497	36,626
		$836,671

Retail — 2.99%
Alimentation Couche-Tard, Inc., Class B	4,031	154,226
Canadian Tire Corp. Ltd., Class A	791	110,687
Chow Tai Fook Jewellery Group Ltd.	46,800	89,576
Cie Financiere Richemont SA	879	91,885
Cosmos Pharmaceutical Corp.	300	51,296
Dollarama, Inc.	1,300	56,389
Domino's Pizza Enterprises Ltd.	580	67,282
Fast Retailing Co. Ltd.	300	222,328
Hennes & Mauritz AB, Class B (a)	2,172	44,252
JD Sports Fashion PLC	6,926	97,847
Kingfisher PLC	24,318	110,258
Lawson, Inc.	1,300	64,010
McDonald's Holdings Co. Japan Ltd.	1,500	70,893
Moncler SpA	1,292	79,349
Next PLC	401	44,370
Nitori Holdings Co. Ltd.	600	119,197
Pan Pacific International Holdings Corp.	5,000	104,138
Pandora A/S	945	114,813
Reece Ltd.	2,237	30,938
Restaurant Brands International, Inc.	961	58,877
Swatch Group AG	911	83,742
Tsuruha Holdings, Inc.	500	61,818
Welcia Holdings Co. Ltd.	1,900	68,458
Wesfarmers Ltd.	4,640	187,012
Yamada Holdings Co. Ltd.	12,600	53,210
Zalando SE (a),(b)	507	46,583
		$2,283,434

Semiconductors — 2.69%
Advantest Corp.	1,400	126,169

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Semiconductors (continued)
ASM International NV	237	$92,846
ASML Holding NV	1,692	1,265,918
Infineon Technologies AG	4,323	177,893
STMicroelectronics NV	2,761	120,780
Tokyo Electron Ltd.	600	267,775
		$2,051,381

Shipbuilding — 0.09%
Wartsila Oyj Abp	5,422	65,035

Software — 1.74%
BlackBerry Ltd. (a)	3,260	31,735
Capcom Co. Ltd.	2,400	66,957
Constellation Software, Inc.	97	158,911
Dassault Systemes SE	2,889	152,147
Koei Tecmo Holdings Co. Ltd.	1,200	57,361
Konami Holdings Corp.	1,100	69,482
Lightspeed Commerce, Inc. (a)	300	28,948
Nemetschek SE	300	31,519
Open Text Corp.	1,140	55,641
Oracle Corp. Japan	700	61,764
Sage Group PLC	1,286	12,296
SAP SE	2,161	292,573
Sinch AB (a),(b)	3,598	70,321
Temenos AG	252	34,368
TIS, Inc.	2,500	68,624
Ubisoft Entertainment SA (a)	491	29,507
WiseTech Global Ltd.	1,654	64,153
Xero Ltd. (a)	404	40,598
		$1,326,905

Telecommunications — 3.69%
BCE, Inc.	1,469	73,589
BT Group PLC (a)	46,316	99,725
Deutsche Telekom AG	12,311	248,075
Elisa Oyj	748	46,476
Hikari Tsushin, Inc.	300	50,919
HKT Trust & HKT Ltd.	32,000	43,820
KDDI Corp.	6,400	212,250
Koninklijke KPN NV	40,355	126,913
Nice Ltd. (a)	163	45,503
Nippon Telegraph & Telephone Corp.	6,800	188,490
Nokia Oyj (a)	11,323	62,419
Orange SA	6,472	70,110
Proximus SADP	3,414	67,782
Rogers Communications, Inc., Class B	1,450	67,715
Singapore Telecommunications Ltd.	8,200	14,856
SoftBank Corp.	15,200	206,841
SoftBank Group Corp.	4,900	285,296
Spark New Zealand Ltd.	13,602	44,885
Swisscom AG	104	59,971
Tele2 AB, Class B	5,369	79,636
Telecom Italia SpA	279,744	111,589
Telefonaktiebolaget LM Ericsson, Class B	11,547	130,712
Telefonica Deutschland Holding AG	14,160	40,317
Telefonica SA	23,713	111,163
Telenor ASA	5,445	91,749
Telia Co. AB	3,153	13,011
Telstra Corp. Ltd.	33,316	94,657
TELUS Corp.	2,372	52,137
Vodafone Group PLC	50,906	77,713
		$2,818,319

See accompanying notes.

Schedule of Investments
Principal International Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Toys, Games & Hobbies — 0.32%
Nintendo Co. Ltd.	500	$243,991
Transportation — 2.16%
AP Moller - Maersk A/S, Class A	39	100,537
AP Moller - Maersk A/S, Class B	47	127,273
Aurizon Holdings Ltd.	27,326	74,873
Canadian National Railway Co.	1,439	166,758
Canadian Pacific Railway Ltd.	1,671	109,118
Deutsche Post AG	5,283	333,394
DSV PANALPINA A/S	798	191,483
Kuehne + Nagel International AG	311	106,587
MTR Corp. Ltd.	2,000	10,790
Nippon Express Co. Ltd.	800	55,492
Nippon Yusen KK	1,100	83,517
Poste Italiane SpA (b)	5,934	82,003
SG Holdings Co. Ltd.	3,000	85,718
SITC International Holdings Co. Ltd.	14,000	50,265
Yamato Holdings Co. Ltd.	2,900	73,741
		$1,651,549

Water — 0.41%
Severn Trent PLC	332	11,649
Suez SA	5,184	118,206
United Utilities Group PLC	6,225	81,225
Veolia Environnement SA	3,240	99,306
		$310,386
TOTAL COMMON STOCKS		$75,281,934
PREFERRED STOCKS — 0.38%	Shares Held	Value

Auto Manufacturers — 0.30%
Volkswagen AG
2.84%, 09/09/2023	1,026	$230,135
Household Products/Wares — 0.08%
Henkel AG & Co. KGaA
1.98%, 08/07/2022	667	61,948
TOTAL PREFERRED STOCKS		$292,083
INVESTMENT COMPANIES — 0.34%	Shares Held	Value

Money Market Fund — 0.34%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (c)	256,578	$256,578
TOTAL INVESTMENT COMPANIES		$256,578
Total Investments		$75,830,595
Other Assets and Liabilities — 0.70%		535,254
Total Net Assets — 100.00%		$76,365,849

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,000,284 or 1.31% of net assets.
(c)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments

Principal International Adaptive Multi-Factor ETF

September 30, 2021 (unaudited)

Portfolio Summary (unaudited)

Location	Percent
Japan	21.44%
Canada	12.86%
United Kingdom	10.33%
France	9.09%
Switzerland	8.70%
Germany	6.87%
Australia	6.29%
Netherlands	4.62%
Sweden	4.07%
Denmark	2.38%
Hong Kong	2.02%
Italy	1.93%
Spain	1.39%
Singapore	1.19%
Finland	0.99%
Belgium	0.91%
Israel	0.90%
Norway	0.78%
Ireland	0.77%
Austria	0.47%
United States	0.43%
Luxembourg	0.34%
New Zealand	0.24%
Portugal	0.14%
Chile	0.09%
Jordan	0.06%
Other Assets and Liabilities	0.70%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 98.31%	Shares Held	Value

Advertising — 0.70%
Dentsu Group, Inc.	1,400	$54,154
DKSH Holding AG	1,226	96,362
Publicis Groupe SA	920	62,087
Stroeer SE & Co. KGaA	690	56,987
WPP PLC	4,448	59,962
		$329,552

Aerospace & Defense — 0.64%
Airbus SE (a)	1,341	178,790
BAE Systems PLC	8,115	61,800
Rheinmetall AG	554	54,406
Safran SA	40	5,081
		$300,077

Agriculture — 0.68%
British American Tobacco PLC	6,048	212,202
Imperial Brands PLC	2,743	57,601
Japan Tobacco, Inc.	2,500	49,193
		$318,996

Airlines — 0.05%
Singapore Airlines Ltd. (a)	6,500	24,079

Apparel — 0.79%
adidas AG	97	30,539
Kering SA	16	11,417
LVMH Moet Hennessy Louis Vuitton SE	457	328,260
		$370,216

Auto Manufacturers — 2.26%
Bayerische Motoren Werke AG	739	70,844
Daimler AG	1,888	167,784
Honda Motor Co. Ltd.	3,800	117,966
Porsche Automobil Holding SE	1,540	153,305
Toyota Motor Corp.	24,500	440,271
Volvo AB, Class B	4,731	106,494
		$1,056,664

Auto Parts & Equipment — 1.15%
Aisin Corp.	1,252	45,785
Brembo SpA	4,510	56,995
Bridgestone Corp.	1,100	52,443
Cie Generale des Etablissements Michelin SCA	373	57,378
Denso Corp.	1,200	79,195
Georg Fischer AG	70	104,405
NGK Insulators Ltd.	2,600	44,457
Nokian Renkaat Oyj	1,551	55,712
Toyota Industries Corp.	500	41,332
		$537,702

Banks — 11.91%
Australia & New Zealand Banking Group Ltd.	6,382	129,880
Banca Mediolanum SpA	5,948	64,420
Banco Bilbao Vizcaya Argentaria SA	31,554	208,960
Banco Santander SA	36,935	134,191
Bank Hapoalim BM	2,611	23,082
Bank Leumi Le-Israel BM	3,027	25,811
Bank of East Asia Ltd.	16,000	25,815
Bank of Montreal	2,437	243,296
Bank of Nova Scotia	4,143	255,004
Bankinter SA	8,091	47,498
Barclays PLC	30,678	78,372
BNP Paribas SA (b)	2,403	154,318

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
CaixaBank SA	18,149	$56,425
Canadian Imperial Bank of Commerce (b)	1,007	112,101
Commonwealth Bank of Australia	3,935	296,799
Credit Agricole SA	3,878	53,662
DBS Group Holdings Ltd.	8,300	185,341
Deutsche Bank AG (a)	4,701	60,106
DNB Bank ASA	829	18,962
Erste Group Bank AG	1,658	73,096
FinecoBank Banca Fineco SpA (a)	3,430	62,259
Hang Seng Bank Ltd.	1,870	32,093
HSBC Holdings PLC	23,264	122,265
ING Groep NV	8,523	124,079
Intesa Sanpaolo SpA	38,905	110,568
Japan Post Bank Co. Ltd.	4,800	41,404
KBC Group NV	771	69,697
Lloyds Banking Group PLC	152,213	95,511
Macquarie Group Ltd.	21	2,763
Mediobanca Banca di Credito Finanziario SpA (a)	5,067	61,276
Mitsubishi UFJ Financial Group, Inc.	47,200	279,014
Mizrahi Tefahot Bank Ltd.	652	22,044
Mizuho Financial Group, Inc.	11,510	163,867
National Australia Bank Ltd.	7,379	148,463
National Bank of Canada	1,016	78,033
Natwest Group PLC	20,876	63,261
Nordea Bank Abp (b)	3,477	44,920
Oversea-Chinese Banking Corp. Ltd.	19,200	162,616
Resona Holdings, Inc.	10,900	43,955
Royal Bank of Canada	4,132	411,145
Skandinaviska Enskilda Banken AB, Class A	2,811	39,784
Standard Chartered PLC	8,198	48,161
Sumitomo Mitsui Financial Group, Inc.	5,600	198,449
Sumitomo Mitsui Trust Holdings, Inc.	1,400	48,518
Svenska Handelsbanken AB, Class A	3,150	35,377
Swedbank AB	1,942	39,331
Toronto-Dominion Bank	5,414	358,411
UBS Group AG	14,421	232,110
United Overseas Bank Ltd.	1,400	26,653
Westpac Banking Corp.	8,203	154,189
		$5,567,355

Beverages — 1.07%
Anheuser-Busch InBev SA	909	51,747
Asahi Group Holdings Ltd.	1,100	53,579
Carlsberg AS, Class B	476	77,813
Coca-Cola HBC AG	1,775	57,375
Diageo PLC	2,337	113,549
Endeavour Group Ltd.	2,720	13,726
Royal Unibrew A/S	663	79,932
Suntory Beverage & Food Ltd.	1,300	54,198
		$501,919

Biotechnology — 0.46%
CSL Ltd.	1,011	214,447

Chemicals — 3.42%
Air Liquide SA	1,034	165,982
Akzo Nobel NV	505	55,209
Arkema SA	461	61,143
Asahi Kasei Corp.	4,200	45,153
BASF SE	1,932	147,368
Brenntag SE	658	61,418
Covestro AG (c)	837	57,533
Evonik Industries AG	1,585	50,067

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Fuchs Petrolub SE	1,174	$54,967
ICL Group Ltd.	2,882	21,186
Kansai Paint Co. Ltd.	1,800	44,962
LANXESS AG	763	51,774
Mitsubishi Gas Chemical Co., Inc.	2,000	39,804
Mitsui Chemicals, Inc.	1,400	47,361
Nippon Sanso Holdings Corp.	2,500	63,233
Nissan Chemical Corp.	900	52,887
Nitto Denko Corp.	500	35,851
Novozymes A/S, Class B	601	41,190
Nutrien Ltd.	1,278	82,950
Shin-Etsu Chemical Co. Ltd.	700	118,873
Solvay SA	450	56,113
Sumitomo Chemical Co. Ltd.	8,600	45,204
Symrise AG	461	60,689
Tosoh Corp.	2,500	45,689
Wacker Chemie AG	395	73,848
Yara International ASA	335	16,643
		$1,597,097

Commercial Services — 2.30%
Adecco Group AG	1,328	67,002
Adyen NV (a),(c)	59	165,047
Ashtead Group PLC	945	71,890
Brambles Ltd.	5,447	42,411
Bureau Veritas SA	1,973	61,044
GMO Payment Gateway, Inc.	300	38,223
Intertek Group PLC	731	49,021
Randstad NV	874	58,820
Recruit Holdings Co. Ltd.	1,900	116,634
RELX PLC	4,333	125,348
Ritchie Bros Auctioneers, Inc.	1,115	68,805
Securitas AB, Class B	2,016	32,021
SGS SA	33	96,527
Sohgo Security Services Co. Ltd.	1,000	45,375
Worley Ltd.	5,495	39,369
		$1,077,537

Computers — 1.67%
Avast PLC (c)	1,547	11,835
Bechtle AG	904	62,096
Capgemini SE	349	72,828
CGI, Inc. (a)	782	66,426
Computershare Ltd.	3,841	50,594
Fujitsu Ltd.	300	54,746
Itochu Techno-Solutions Corp.	1,400	45,788
Logitech International SA	897	80,138
Netcompany Group A/S (c)	763	88,007
NTT Data Corp.	2,900	56,413
Obic Co. Ltd.	300	57,604
Otsuka Corp.	1,000	51,575
SCSK Corp.	300	6,378
Softwareone Holding AG	3,469	76,493
		$780,921

Construction Materials — 1.99%
AGC, Inc.	1,100	57,127
Buzzi Unicem SpA	2,165	49,517
Cie de Saint-Gobain	953	64,291
CRH PLC	1,680	78,931
Daikin Industries Ltd.	600	131,866
Geberit AG	147	108,679
HeidelbergCement AG	627	47,049

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Holcim Ltd.	1,523	$73,768
Lixil Corp.	1,700	49,719
Nibe Industrier AB	4,418	55,841
Rinnai Corp.	400	44,063
Sika AG	304	96,815
TOTO Ltd.	800	38,313
Xinyi Glass Holdings Ltd.	12,000	35,917
		$931,896

Distribution/Wholesale — 2.04%
Bunzl PLC	1,760	58,218
Ferguson PLC	477	66,424
ITOCHU Corp.	5,900	173,721
Jardine Cycle & Carriage Ltd.	1,800	25,692
Marubeni Corp.	5,800	48,633
Mitsubishi Corp.	3,100	98,491
Mitsui & Co. Ltd.	7,900	174,901
Rexel SA	2,832	54,997
Seven Group Holdings Ltd.	2,555	38,217
Sumitomo Corp.	3,300	46,893
Toromont Industries Ltd.	855	71,371
Toyota Tsusho Corp.	1,100	46,997
Travis Perkins PLC	2,373	49,080
		$953,635

Diversified Financial Services — 3.12%
Acom Co. Ltd.	9,300	34,260
Amundi SA (c)	703	59,364
Brookfield Asset Management, Inc., Class A	3,391	181,705
Daiwa Securities Group, Inc.	8,600	50,528
EQT AB	1,048	43,814
Euronext NV (c)	559	63,263
Hargreaves Lansdown PLC	2,655	51,210
Hong Kong Exchanges & Clearing Ltd.	2,664	164,193
IGM Financial, Inc. (b)	2,137	76,346
Julius Baer Group Ltd.	1,473	98,500
Magellan Financial Group Ltd.	1,278	32,679
Nomura Holdings, Inc.	8,400	41,783
Onex Corp.	1,108	78,328
ORIX Corp.	2,800	53,084
Partners Group Holding AG	73	114,872
SBI Holdings, Inc.	1,800	44,654
Schroders PLC	1,173	56,819
Singapore Exchange Ltd.	4,200	30,871
St. James's Place PLC	3,214	65,261
Standard Life Aberdeen PLC	14,130	48,663
TMX Group Ltd.	626	67,508
		$1,457,705

Electric — 2.03%
A2A SpA	30,861	63,470
AGL Energy Ltd.	5,975	24,967
BKW AG	867	93,961
Chubu Electric Power Co., Inc.	3,800	45,121
CLP Holdings Ltd.	3,999	38,528
Emera, Inc.	1,463	66,254
Endesa SA	2,124	42,859
Enel SpA	15,045	115,909
Fortum Oyj	2,103	64,043
Hera SpA	14,660	60,046
Hydro One Ltd. (c)	2,797	66,116
Iberdrola SA	12,365	124,381
Kansai Electric Power Co., Inc.	4,500	43,890

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
Power Assets Holdings Ltd.	6,500	$38,242
Red Electrica Corp. SA	3,171	63,582
		$951,369

Electrical Components & Equipment — 1.44%
ABB Ltd.	7,218	243,117
Brother Industries Ltd.	2,100	46,549
Legrand SA	612	65,758
Prysmian SpA	1,730	60,760
Schneider Electric SE	1,186	197,690
Signify NV (c)	1,191	59,530
		$673,404

Electronics — 1.60%
Assa Abloy AB, Class B	1,192	34,816
Electrocomponents PLC	4,132	60,017
Hirose Electric Co. Ltd.	300	50,218
Hoya Corp.	800	125,612
Murata Manufacturing Co. Ltd.	1,500	134,238
Nidec Corp.	1,100	122,755
Sartorius AG	152	96,803
Spectris PLC	1,232	64,258
Taiyo Yuden Co. Ltd.	1,000	59,392
		$748,109

Energy — Alternate Sources — 0.00%
Vestas Wind Systems A/S	36	1,444

Engineering & Construction — 1.15%
Ackermans & van Haaren NV	355	61,230
ACS Actividades de Construccion y Servicios SA	1,701	46,205
Auckland International Airport Ltd. (a)	2,862	15,450
Bouygues SA	1,400	58,219
CK Infrastructure Holdings Ltd.	6,500	36,321
HOCHTIEF AG	627	50,360
Kajima Corp.	3,300	42,757
Obayashi Corp.	5,200	43,405
Singapore Technologies Engineering Ltd.	9,300	26,096
Taisei Corp.	1,200	38,816
Vinci SA	298	31,119
WSP Global, Inc.	722	86,451
		$536,429

Entertainment — 0.62%
Aristocrat Leisure Ltd.	1,677	56,922
Entain PLC (a)	2,705	77,632
La Francaise des Jeux SAEM (c)	1,236	63,697
Tabcorp Holdings Ltd.	12,321	43,736
Universal Music Group NV (a),(b)	1,750	46,857
		$288,844

Environmental Control — 0.11%
Kurita Water Industries Ltd.	1,100	53,372

Food — 4.74%
Ajinomoto Co., Inc.	2,300	68,321
Axfood AB (b)	1,436	34,397
Coles Group Ltd.	3,606	44,292
Danone SA	1,455	99,523
Emmi AG	89	91,965
Empire Co. Ltd.	2,087	63,602
George Weston Ltd.	737	79,495
HelloFresh SE (a)	753	69,744

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
J Sainsbury PLC	16,891	$64,954
Jeronimo Martins SGPS SA	3,338	66,544
Kesko Oyj	1,834	63,393
Koninklijke Ahold Delhaize NV	2,016	67,103
Loblaw Cos. Ltd.	1,164	79,879
MEIJI Holdings Co. Ltd.	700	45,348
Metro, Inc.	1,424	69,581
Nestle SA	6,330	765,482
Nisshin Seifun Group, Inc.	2,900	48,492
Nissin Foods Holdings Co. Ltd.	600	48,304
Orkla ASA	1,805	16,564
Saputo, Inc.	2,165	55,057
Seven & i Holdings Co. Ltd.	1,800	82,241
Toyo Suisan Kaisha Ltd.	1,100	48,973
Wilmar International Ltd.	6,700	20,774
Woolworths Group Ltd.	2,720	77,379
Yakult Honsha Co. Ltd.	900	45,770
		$2,217,177

Forest Products & Paper — 0.43%
Mondi PLC	2,214	54,576
Nine Dragons Paper Holdings Ltd.	26,000	32,030
Smurfit Kappa Group PLC	1,189	62,501
Stora Enso Oyj, Class R	3,011	50,451
		$199,558

Gas — 0.49%
Enagas SA	2,585	57,506
Italgas SpA	8,651	55,516
Naturgy Energy Group SA	2,296	57,846
Snam SpA	10,129	56,271
		$227,139

Hand/Machine Tools — 0.57%
Disco Corp.	100	28,168
Fuji Electric Co. Ltd.	1,100	50,506
Makita Corp.	1,100	60,784
Schindler Holding AG	321	86,523
Techtronic Industries Co. Ltd.	2,000	39,848
		$265,829

Healthcare — Products — 1.10%
Alcon, Inc.	1,130	92,199
Coloplast A/S, Class B	462	72,430
ConvaTec Group PLC (c)	20,887	60,789
DiaSorin SpA	350	73,523
EssilorLuxottica SA	104	19,938
Getinge AB	1,236	49,387
Koninklijke Philips NV	423	18,786
Lifco AB	1,841	49,630
Sartorius Stedim Biotech	139	77,881
		$514,563

Healthcare — Services — 0.65%
Eurofins Scientific SE	589	75,623
Fresenius Medical Care AG & Co. KGaA	772	54,424
Fresenius SE & Co. KGaA	1,262	60,717
Lonza Group AG	6	4,517
Medibank Pvt Ltd.	20,593	53,447
NMC Health PLC (a),(d)	708	—
PeptiDream, Inc. (a)	200	6,541

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Sonic Healthcare Ltd.	1,645	$48,355
		$303,624

Holding Companies — Diversified — 0.13%
CK Hutchison Holdings Ltd.	5,000	33,367
Swire Pacific Ltd., Class A	4,500	26,764
		$60,131

Home Builders — 0.77%
Barratt Developments PLC	5,480	48,762
Daiwa House Industry Co. Ltd.	1,600	53,753
Iida Group Holdings Co. Ltd.	1,900	49,184
Open House Co. Ltd.	1,100	65,430
Persimmon PLC	1,395	50,148
Sekisui Chemical Co. Ltd.	2,500	43,286
Sekisui House Ltd.	2,300	48,595
		$359,158

Home Furnishings — 1.26%
De' Longhi SpA	1,391	50,078
Electrolux AB, Series B (b)	1,235	28,539
Howden Joinery Group PLC	5,762	69,548
Panasonic Corp.	5,600	69,940
SEB SA	317	44,761
Sharp Corp.	2,800	35,649
Sony Group Corp.	2,600	290,966
		$589,481

Household Products — 1.42%
Essity AB, Class B	1,086	33,742
Kao Corp.	700	41,857
L'Oreal SA	547	226,107
Unicharm Corp.	1,100	48,914
Unilever PLC	5,809	313,473
		$664,093

Household Products/Wares — 0.26%
Reckitt Benckiser Group PLC	1,521	119,480

Insurance — 5.80%
Admiral Group PLC	1,435	60,094
Ageas SA/NV	925	45,880
AIA Group Ltd.	24,907	287,795
Allianz SE	1,202	271,283
ASR Nederland NV	1,252	57,314
Assicurazioni Generali SpA	2,807	59,795
Aviva PLC	10,032	53,514
AXA SA	4,664	130,120
CNP Assurances	2,955	46,980
Direct Line Insurance Group PLC	13,073	51,012
Fairfax Financial Holdings Ltd.	151	60,957
Gjensidige Forsikring ASA	750	16,627
Great-West Lifeco, Inc.	2,446	74,427
Hannover Rueck SE	308	53,997
iA Financial Corp., Inc.	1,197	67,911
Intact Financial Corp.	533	70,478
Japan Post Holdings Co. Ltd.	5,400	45,832
Japan Post Insurance Co. Ltd.	2,200	40,266
Legal & General Group PLC	14,676	55,586
M&G PLC	19,755	54,194
Manulife Financial Corp.	8,580	165,151
Mapfre SA	26,974	58,897
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	285	78,208

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
NN Group NV	1,146	$60,095
Phoenix Group Holdings PLC	5,586	48,592
Power Corp. of Canada	2,616	86,229
Prudential PLC	1,195	23,428
Sompo Holdings, Inc.	1,200	52,628
Sun Life Financial, Inc.	1,289	66,353
Swiss Re AG	911	78,338
T&D Holdings, Inc.	3,800	52,888
Talanx AG (a)	1,322	56,476
Tokio Marine Holdings, Inc.	1,600	86,559
Tryg A/S	2,933	66,655
Zurich Insurance Group AG	304	125,129
		$2,709,688

Internet — 1.04%
ASOS PLC (a)	737	29,811
CyberAgent, Inc.	844	16,426
Prosus NV	942	75,279
Rakuten Group, Inc.	2,600	25,254
Reply SpA	34	6,278
SEEK Ltd.	2,024	45,536
Shopify, Inc., Class A (a)	150	203,602
Trend Micro, Inc.	300	16,766
United Internet AG	233	9,074
ZOZO, Inc.	1,500	56,539
		$484,565

Investment Companies — 0.60%
Aker ASA, Class A	229	18,128
Industrivarden AB, Class C	975	30,293
Investor AB, Class B	6,294	135,983
Kinnevik AB, Class B (a)	1,208	42,659
Washington H Soul Pattinson & Co. Ltd. (b)	1,831	51,651
		$278,714

Iron & Steel — 0.42%
ArcelorMittal SA	1,944	59,584
Evraz PLC	7,090	56,783
Fortescue Metals Group Ltd.	2,886	31,213
Mineral Resources Ltd.	1,514	49,047
		$196,627

Leisure Time — 0.24%
Shimano, Inc.	200	59,122
Yamaha Motor Co. Ltd.	1,900	53,264
		$112,386

Machinery — Construction & Mining — 0.95%
Epiroc AB, Class A	1,665	34,615
Hitachi Ltd.	4,100	244,611
Metso Outotec Oyj	5,044	46,239
Mitsubishi Electric Corp.	4,700	65,752
Weir Group PLC (a)	2,306	52,557
		$443,774

Machinery — Diversified — 2.67%
ANDRITZ AG	1,249	68,404
Atlas Copco AB, Class A	2,024	123,044
Bucher Industries AG	176	84,228
FANUC Corp.	400	88,288
GEA Group AG	1,369	62,781
Hexagon AB, Class B	4,767	74,028

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery — Diversified (continued)
Husqvarna AB, Class B	2,378	$28,535
IMI PLC	3,070	68,666
Interpump Group SpA	1,115	72,327
Keyence Corp.	400	240,802
KION Group AG	568	53,201
Kone Oyj, Class B	1,013	71,320
Kubota Corp.	2,000	42,931
Nabtesco Corp.	964	36,812
Spirax-Sarco Engineering PLC	380	76,648
Valmet Oyj	1,542	55,979
		$1,247,994

Media — 0.66%
Bollore SA	11,636	67,460
ITV PLC (a)	34,094	48,970
Pearson PLC	5,308	50,908
Telenet Group Holding NV	1,383	52,802
Vivendi SE	1,710	21,600
Wolters Kluwer NV	648	68,741
		$310,481

Metal Fabrication & Hardware — 0.50%
SFS Group AG	757	103,321
VAT Group AG (c)	333	132,278
		$235,599

Mining — 2.61%
Anglo American PLC	308	10,883
Antofagasta PLC	2,421	44,429
Barrick Gold Corp.	4,059	73,290
BHP Group Ltd.	6,549	178,068
BHP Group PLC	3,833	97,518
Boliden AB	926	29,860
Evolution Mining Ltd.	14,136	35,666
Fresnillo PLC	4,740	49,906
Glencore PLC	23,317	110,542
Kinross Gold Corp.	9,778	52,418
Lundin Mining Corp.	6,305	45,349
Newcrest Mining Ltd.	2,361	38,644
Norsk Hydro ASA	2,759	20,679
Northern Star Resources Ltd.	6,081	37,368
OZ Minerals Ltd.	2,521	41,026
Polymetal International PLC	2,887	48,936
Rio Tinto Ltd.	518	37,516
Rio Tinto PLC	3,412	225,890
Sumitomo Metal Mining Co. Ltd.	1,100	40,177
		$1,218,165

Miscellaneous Manufacture — 1.23%
Aalberts NV	1,108	63,993
Alfa Laval AB	1,133	42,527
Indutrade AB	1,484	41,429
Knorr-Bremse AG	448	48,075
Siemens AG	1,656	272,235
Stadler Rail AG (b)	1,878	78,550
Trelleborg AB, Class B	1,348	28,825
		$575,634

Office & Business Equipment — 0.27%
FUJIFILM Holdings Corp.	800	69,286
Seiko Epson Corp.	2,900	58,863
		$128,149

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas — 2.01%
BP PLC	20,045	$91,910
Canadian Natural Resources Ltd., Class A	2,237	81,790
ENEOS Holdings, Inc.	9,700	39,734
Idemitsu Kosan Co. Ltd.	1,900	50,293
Inpex Corp.	6,800	53,523
OMV AG	1,105	66,789
Royal Dutch Shell PLC, Class A	12,207	272,210
Rubis SCA	1,192	41,271
TotalEnergies SE	5,080	243,233
		$940,753

Packaging & Containers — 0.60%
CCL Industries, Inc., Class B	1,177	60,960
DS Smith PLC	10,050	55,912
Huhtamaki Oyj	1,242	56,108
SIG Combibloc Group AG	3,944	105,461
		$278,441

Pharmaceuticals — 7.19%
AstraZeneca PLC	2,670	322,269
Bayer AG	599	32,615
Chugai Pharmaceutical Co. Ltd.	1,200	44,239
Daiichi Sankyo Co. Ltd.	1,300	34,803
Dechra Pharmaceuticals PLC	1,259	82,274
GlaxoSmithKline PLC	10,404	196,762
Hikma Pharmaceuticals PLC	1,800	59,420
Ipsen SA	653	62,449
Merck KGaA	897	194,976
Novartis AG	5,436	448,144
Novo Nordisk A/S, Class B	5,173	500,701
Ono Pharmaceutical Co. Ltd.	1,900	43,584
Orion Oyj, Class B	1,401	55,583
Otsuka Holdings Co. Ltd.	1,100	47,313
Recordati Industria Chimica e Farmaceutica SpA	1,047	60,979
Roche Holding AG	1,918	703,750
Sanofi	2,538	244,246
Shionogi & Co. Ltd.	900	61,895
Sumitomo Dainippon Pharma Co. Ltd.	2,664	47,825
Takeda Pharmaceutical Co. Ltd.	3,500	116,326
		$3,360,153

Pipelines — 0.76%
Enbridge, Inc.	4,528	180,391
Pembina Pipeline Corp.	2,255	71,481
TC Energy Corp.	2,138	102,899
		$354,771

Real Estate — 1.71%
Capitaland Investment Ltd. (a)	14,700	36,810
Castellum AB (b)	1,554	38,076
CK Asset Holdings Ltd.	6,016	34,853
Daito Trust Construction Co. Ltd.	400	46,866
FirstService Corp.	439	79,371
Henderson Land Development Co. Ltd.	9,000	34,510
Hongkong Land Holdings Ltd.	5,800	27,840
Hopson Development Holdings Ltd.	9,600	34,160
Hulic Co. Ltd.	4,100	45,975
Kojamo Oyj	2,873	59,603
Mitsubishi Estate Co. Ltd.	2,800	44,795
Mitsui Fudosan Co. Ltd.	2,200	52,729
REA Group Ltd.	405	46,510
Sumitomo Realty & Development Co. Ltd.	1,300	47,739

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate (continued)
Sun Hung Kai Properties Ltd.	2,500	$31,280
TAG Immobilien AG	1,965	57,632
Wharf Holdings Ltd.	14,000	46,489
Wharf Real Estate Investment Co. Ltd.	7,000	36,238
		$801,476

REITs — 1.03%
CapitaLand Integrated Commercial Trust	2,273	3,398
Charter Hall Group	4,476	55,496
Dexus	5,919	46,215
GPT Group	12,537	45,953
Japan Metropolitan Fund Invest	44	42,421
Japan Real Estate Investment Corp.	8	48,016
Klepierre SA	2,406	54,179
Mapletree Industrial Trust	14,000	28,664
Orix JREIT, Inc.	27	47,064
Stockland	13,103	42,438
Warehouses De Pauw CVA	1,701	68,962
		$482,806

Retail — 3.42%
ABC-Mart, Inc.	800	45,501
Alimentation Couche-Tard, Inc., Class B	5,246	200,712
B&M European Value Retail SA	7,765	61,792
Canadian Tire Corp. Ltd., Class A	461	64,509
Cie Financiere Richemont SA	1,204	125,858
Cosmos Pharmaceutical Corp.	300	51,296
Dollarama, Inc.	1,472	63,849
Domino's Pizza Enterprises Ltd.	599	69,487
Fast Retailing Co. Ltd.	100	74,109
Fielmann AG	705	47,079
Harvey Norman Holdings Ltd.	10,059	36,579
JB Hi-Fi Ltd. (b)	1,114	36,660
Kingfisher PLC	12,872	58,362
Lawson, Inc.	1,000	49,239
Moncler SpA	981	60,249
Next PLC	563	62,295
Nitori Holdings Co. Ltd.	200	39,732
Pan Pacific International Holdings Corp.	2,100	43,738
Pandora A/S	684	83,103
Sundrug Co. Ltd.	1,300	39,831
USS Co. Ltd.	2,500	42,971
Welcia Holdings Co. Ltd.	1,400	50,443
Wesfarmers Ltd.	2,553	102,897
Yamada Holdings Co. Ltd.	8,000	33,784
Zalando SE (a),(c)	574	52,739
		$1,596,814

Semiconductors — 2.14%
Advantest Corp.	500	45,060
ASML Holding NV	728	544,674
BE Semiconductor Industries NV	669	53,207
Infineon Technologies AG	600	24,690
Melexis NV	535	57,014
Renesas Electronics Corp. (a)	4,400	55,190
Rohm Co. Ltd.	500	47,801
SUMCO Corp.	2,000	40,451
Tokyo Electron Ltd. (b)	300	133,888
		$1,001,975

Shipbuilding — 0.14%
Wartsila Oyj Abp	5,365	64,352

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software — 1.60%
Constellation Software, Inc.	51	$83,551
Dassault Systemes SE	1,663	87,581
Justsystems Corp.	100	5,679
Konami Holdings Corp.	800	50,532
Lightspeed Commerce, Inc. (a)	195	18,816
Open Text Corp.	546	26,649
Sage Group PLC	2,243	21,446
SAP SE	3,009	407,382
TeamViewer AG (a),(c)	348	10,235
Temenos AG	151	20,594
TIS, Inc.	600	16,470
		$748,935

Telecommunications — 4.22%
BCE, Inc.	2,037	102,043
BT Group PLC (a)	26,458	56,968
Deutsche Telekom AG	9,125	183,875
Elisa Oyj	937	58,219
Hellenic Telecommunications Organization SA	3,720	69,893
Hikari Tsushin, Inc.	200	33,946
KDDI Corp.	6,300	208,934
Koninklijke KPN NV	16,557	52,070
Nippon Telegraph & Telephone Corp.	5,800	160,771
Orange SA	4,966	53,796
Proximus SADP	2,583	51,283
SoftBank Corp.	12,900	175,543
SoftBank Group Corp.	3,300	192,138
Spark New Zealand Ltd.	5,015	16,549
Swisscom AG	175	100,912
Telecom Italia SpA	103,856	40,830
Telefonaktiebolaget LM Ericsson, Class B (b)	7,554	85,512
Telefonica Deutschland Holding AG	19,156	54,541
Telefonica SA	12,551	58,837
Telekom Austria AG	7,127	61,587
Telenor ASA	1,002	16,884
Telstra Corp. Ltd.	16,900	48,016
Vodafone Group PLC	59,258	90,464
		$1,973,611

Toys, Games & Hobbies — 0.52%
Nintendo Co. Ltd.	500	243,991

Transportation — 2.96%
AP Moller - Maersk A/S, Class B	30	81,238
Aurizon Holdings Ltd.	14,782	40,502
Canadian National Railway Co.	1,365	158,183
Canadian Pacific Railway Ltd.	2,631	171,807
Deutsche Post AG	4,389	276,976
DSV PANALPINA A/S	946	226,996
Kuehne + Nagel International AG	328	112,413
Mainfreight Ltd.	325	21,741
Poste Italiane SpA (c)	4,419	61,067
SG Holdings Co. Ltd.	2,000	57,145
SITC International Holdings Co. Ltd.	11,000	39,494
TFI International, Inc.	914	93,507
Yamato Holdings Co. Ltd.	1,700	43,228
		$1,384,297
TOTAL COMMON STOCKS		$45,967,153

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

PREFERRED STOCKS — 0.96%	Shares Held	Value
Auto Manufacturers — 0.62%
Volkswagen AG
2.84%, 09/09/2023	1,306	$292,939
Household Products/Wares — 0.34%
Henkel AG & Co. KGaA
1.98%, 08/07/2022	1,717	159,469
TOTAL PREFERRED STOCKS		$452,408
INVESTMENT COMPANIES — 1.93%	Shares Held	Value
Money Market Funds — 1.93%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(e),(f),(g)	720,102	$720,102
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (g)	181,308	181,308
TOTAL INVESTMENT COMPANIES		$901,410
Total Investments		$47,320,971
Other Assets and Liabilities — (1.20)%		(563,396)
Total Net Assets — 100.00%		$46,757,575

(a)	Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $687,801 or 1.47% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $951,500 or 2.03% of net assets.
(d)	The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(e)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $720,102 or 1.54% of net assets.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(g)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
	Principal International Multi-Factor ETF
September 30, 2021 (unaudited)

Portfolio Summary (unaudited)
Location			Percent
Japan			22.10%
Canada			11.22%
Switzerland			10.72%
United Kingdom			9.85%
Germany			9.18%
France			7.12%
Australia			5.83%
Netherlands			4.08%
Denmark			2.82%
Sweden			2.82%
Italy			2.78%
Hong Kong			2.30%
Spain			2.05%
United States			1.93%
Finland			1.58%
Singapore			1.22%
Belgium			1.10%
Austria			0.58%
Ireland			0.30%
Luxembourg			0.29%
Norway			0.27%
Israel			0.20%
Greece			0.15%
Portugal			0.14%
Jordan			0.13%
New Zealand			0.11%
Mexico			0.11%
Russia			0.10%
Chile			0.09%
Czech Republic			0.03%
Other Assets and Liabilities			(1.20)%
TOTAL NET ASSETS			100.00%

	June 30, 2021		Purchases	Sales	September 30, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$1,088,545		$2,071,625	$2,440,068	$720,102
	$1,088,545		$2,071,625	$2,440,068	$720,102

				Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS — 97.94%				Amount	Value

Advertising — 0.18%
Omnicom Group, Inc.
2.60	%,	08/01/2031		$864,000	$878,477

Aerospace & Defense — 3.93%
Boeing Co.
2.20	%,	02/04/2026		5,365,000	5,404,550
2.70	%,	02/01/2027		3,010,000	3,115,375
2.80	%,	03/01/2024		360,000	374,481
3.25	%,	02/01/2028		1,392,000	1,470,352
3.50	%,	03/01/2039		410,000	410,982
4.88	%,	05/01/2025		395,000	439,600
5.71	%,	05/01/2040		2,048,000	2,602,507
5.81	%,	05/01/2050		644,000	858,433
L3Harris Technologies, Inc.
1.80	%,	01/15/2031		3,581,000	3,455,623
Raytheon Technologies Corp.
5.40	%,	05/01/2035		801,000	1,043,911
					$19,175,814

Agriculture — 2.23%
Altria Group, Inc.
2.35	%,	05/06/2025		1,137,000	1,178,890
3.40	%,	02/04/2041		1,010,000	956,510
5.80	%,	02/14/2039		405,000	498,021
5.95	%,	02/14/2049		120,000	151,976
BAT Capital Corp.
2.26	%,	03/25/2028		2,974,000	2,951,767
3.22	%,	08/15/2024		1,857,000	1,968,616
3.56	%,	08/15/2027		2,837,000	3,056,681
Reynolds American, Inc.
5.85	%,	08/15/2045		95,000	113,986
					$10,876,447

Airlines — 2.62%
Continental Airlines 2012-1 Class A Pass Through Trust
4.15	%,	10/11/2025		824,500	870,601
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50	%,	10/20/2025	(a)	3,432,331	3,672,594
4.75	%,	10/20/2028	(a)	2,301,156	2,565,789
JetBlue 2019-1 Class AA Pass Through Trust
2.75	%,	11/15/2033		272,320	273,502
Southwest Airlines Co.
5.13	%,	06/15/2027		1,367,000	1,598,674
5.25	%,	05/04/2025		1,772,000	2,000,757
United Airlines 2014-2 Class A Pass Through Trust
3.75	%,	03/03/2028		574,707	604,385
United Airlines 2016-2 Class A Pass Through Trust
3.10	%,	04/07/2030		928,631	926,403
United Airlines 2019-2 Class AA Pass Through Trust
2.70	%,	11/01/2033		254,693	257,479
					$12,770,184

Auto Manufacturers — 1.40%
General Motors Co.
5.00	%,	10/01/2028		3,057,000	3,538,665
6.25	%,	10/02/2043		1,171,000	1,577,276
General Motors Financial Co., Inc.
2.70	%,	06/10/2031		1,725,000	1,719,721
					$6,835,662

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Banks — 21.69%
Australia & New Zealand Banking Group Ltd.
(5-year Treasury Constant Maturity Rate + 1.70%),
2.57%,	11/25/2035 (a) ,(b)	$1,043,000	$1,012,518
Banco Santander SA
2.75%,	12/03/2030	1,800,000	1,791,081
Bank of America Corp.
(6-month Secured Overnight Financing Rate + 1.06%),
2.09%,	06/14/2029 (b)	2,581,000	2,576,858
(5-year Treasury Constant Maturity Rate + 1.20%),
2.48%,	09/21/2036 (b)	2,470,000	2,421,122
(6-month Secured Overnight Financing Rate + 1.93%),
2.68%,	06/19/2041 (b)	865,000	835,087
(6-month Secured Overnight Financing Rate + 1.32%),
2.69%,	04/22/2032 (b)	611,000	622,163
(6-month Secured Overnight Financing Rate + 1.88%),
2.83%,	10/24/2051 (b)	3,426,000	3,282,825
(3-month USD LIBOR + 1.19%),
2.88%,	10/22/2030 (b)	655,000	683,807
(6-month Secured Overnight Financing Rate + 1.56%),
2.97%,	07/21/2052 (b)	247,000	241,797
4.25%,	10/22/2026	4,864,000	5,474,891
Barclays PLC
4.84%,	05/09/2028	5,541,000	6,262,824
BNP Paribas SA
(6-month Secured Overnight Financing Rate + 1.22%),
2.16%,	09/15/2029 (a) ,(b)	1,915,000	1,896,872
Citigroup, Inc.
(6-month Secured Overnight Financing Rate + 0.77%),
1.12%,	01/28/2027 (b)	4,115,000	4,057,528
(3-month USD LIBOR + 1.15%),
3.52%,	10/27/2028 (b)	409,000	444,739
Credit Agricole SA
2.81%,	01/11/2041 (a)	740,000	706,143
Credit Suisse Group AG
(6-month Secured Overnight Financing Rate + 0.98%),
1.31%,	02/02/2027 (a) ,(b)	3,199,000	3,126,243
(6-month Secured Overnight Financing Rate + 1.73%),
3.09%,	05/14/2032 (a) ,(b)	2,062,000	2,108,448
(5-year Treasury Constant Maturity Rate + 4.89%),
5.25%,	02/11/2027 (a) ,(b),(c)	4,041,000	4,227,896
Deutsche Bank AG
(6-month US International Swaps and Derivative Association + 2.55%),
4.88%,	12/01/2032 (b)	1,725,000	1,897,109
First Republic Bank
4.63%,	02/13/2047	3,302,000	4,169,894
Goldman Sachs Group, Inc.
3.85%,	01/26/2027	2,574,000	2,828,133
HSBC Holdings PLC
(6-month Secured Overnight Financing Rate + 1.29%),
1.59%,	05/24/2027 (b)	6,177,000	6,135,385
(6-month Secured Overnight Financing Rate + 1.73%),
2.01%,	09/22/2028 (b)	532,000	531,870
(6-month Secured Overnight Financing Rate + 1.19%),
2.80%,	05/24/2032 (b)	254,000	257,421
JPMorgan Chase & Co.
(6-month Secured Overnight Financing Rate + 0.70%),
1.04%,	02/04/2027 (b)	6,900,000	6,769,314
(6-month Secured Overnight Financing Rate + 2.46%),
3.11%,	04/22/2041 (b)	112,000	115,820
(3-month USD LIBOR + 1.38%),
3.96%,	11/15/2048 (b)	576,000	667,693
5.50%,	10/15/2040	771,000	1,055,629

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

			Principal
BONDS (continued)			Amount	Value

Banks (continued)
Macquarie Bank Ltd.
(5-year Treasury Constant Maturity Rate + 1.70%),
3.05	%,	03/03/2036 (a) ,(b)	$1,357,000	$1,343,589
Macquarie Group Ltd.
(6-month Secured Overnight Financing Rate + 0.91%),
1.63	%,	09/23/2027 (a) ,(b)	1,735,000	1,726,535
(6-month Secured Overnight Financing Rate + 1.44%),
2.69	%,	06/23/2032 (a) ,(b)	1,492,000	1,489,772
Morgan Stanley
(6-month Secured Overnight Financing Rate + 0.88%),
1.59	%,	05/04/2027 (b)	1,532,000	1,536,558
(6-month Secured Overnight Financing Rate + 1.36%),
2.48	%,	09/16/2036 (b)	2,505,000	2,451,710
(6-month Secured Overnight Financing Rate + 1.43%),
2.80	%,	01/25/2052 (b)	1,702,000	1,635,941
(3-month USD LIBOR + 1.34%),
3.59	%,	07/22/2028 (b)	3,630,000	3,980,794
5.00	%,	11/24/2025	1,812,000	2,071,368
National Australia Bank Ltd.
2.33	%,	08/21/2030 (a)	2,349,000	2,270,772
Natwest Group PLC
(1-year Treasury Constant Maturity Rate + 2.55%),
3.07	%,	05/22/2028 (b)	699,000	742,195
(3-month USD LIBOR + 1.91%),
5.08	%,	01/27/2030 (b)	1,925,000	2,273,117
(5-year Treasury Constant Maturity Rate + 5.63%),
6.00	%,	12/29/2025 (b) ,(c)	1,308,000	1,463,822
Standard Chartered PLC
(3-month USD LIBOR + 1.21%),
2.82	%,	01/30/2026 (a) ,(b)	2,254,000	2,347,296
(5-year Treasury Constant Maturity Rate + 2.30%),
3.27	%,	02/18/2036 (a) ,(b)	1,837,000	1,822,493
(5-year Treasury Constant Maturity Rate + 5.66%),
6.00	%,	07/26/2025 (a) ,(b),(c),(d)	1,572,000	1,724,343
Sumitomo Mitsui Financial Group, Inc.
1.90	%,	09/17/2028	1,245,000	1,230,385
Wells Fargo & Co.
(6-month Secured Overnight Financing Rate + 2.10%),
2.39	%,	06/02/2028 (b)	4,735,000	4,883,868
(6-month Secured Overnight Financing Rate + 2.53%),
3.07	%,	04/30/2041 (b)	447,000	459,334
4.40	%,	06/14/2046	350,000	415,971
4.90	%,	11/17/2045	2,283,000	2,890,783
Westpac Banking Corp.
(5-year Treasury Constant Maturity Rate + 2.00%),
4.11	%,	07/24/2034 (b)	843,000	915,914
				$105,877,670

Beverages — 2.59%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65	%,	02/01/2026	1,252,000	1,373,221
4.90	%,	02/01/2046	1,606,000	1,974,119
Anheuser-Busch InBev Worldwide, Inc.
4.38	%,	04/15/2038	3,334,000	3,891,676
4.60	%,	04/15/2048	420,000	501,406
5.45	%,	01/23/2039	355,000	459,797
Constellation Brands, Inc.
2.25	%,	08/01/2031	2,062,000	2,028,958
2.88	%,	05/01/2030	147,000	152,916
Jacobs Douwe Egberts NV
2.25	%,	09/24/2031 (a)	1,210,000	1,182,959

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Beverages (continued)
JDE Peet's NV
1.38	%,	01/15/2027	(a)	$1,100,000	$1,085,260
					$12,650,312

Biotechnology — 0.49%
Amgen, Inc.
2.20	%,	02/21/2027		1,330,000	1,376,118
3.00	%,	01/15/2052		1,071,000	1,027,431
					$2,403,549

Building Materials — 0.91%
Martin Marietta Materials, Inc.
2.50	%,	03/15/2030		2,131,000	2,169,412
Masco Corp.
1.50	%,	02/15/2028		2,323,000	2,260,006
					$4,429,418

Chemicals — 0.70%
DuPont de Nemours, Inc.
5.32	%,	11/15/2038		1,098,000	1,414,961
International Flavors & Fragrances, Inc.
1.23	%,	10/01/2025	(a)	615,000	609,935
1.83	%,	10/15/2027	(a)	787,000	788,156
Westlake Chemical Corp.
2.88	%,	08/15/2041		649,000	620,699
					$3,433,751

Commercial Services — 1.07%
CoStar Group, Inc.
2.80	%,	07/15/2030	(a)	5,117,000	5,204,354

Computers — 0.47%
Apple, Inc.
2.65	%,	05/11/2050		350,000	336,492
Dell International LLC/EMC Corp.
4.90	%,	10/01/2026		1,179,000	1,358,161
8.35	%,	07/15/2046		357,000	579,003
					$2,273,656

Diversified Financial Services — 7.22%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15	%,	02/15/2024		5,536,000	5,772,682
Air Lease Corp.
2.88	%,	01/15/2026		1,191,000	1,244,471
Ally Financial, Inc.
4.63	%,	03/30/2025		883,000	980,689
5.75	%,	11/20/2025		1,384,000	1,582,532
5.80	%,	05/01/2025		716,000	823,645
8.00	%,	11/01/2031		3,324,000	4,794,301
Aviation Capital Group LLC
1.95	%,	01/30/2026	(a)	3,533,000	3,520,237
Avolon Holdings Funding Ltd.
4.25	%,	04/15/2026	(a)	2,449,000	2,634,058
4.38	%,	05/01/2026	(a)	1,001,000	1,080,684
5.50	%,	01/15/2026	(a)	906,000	1,015,636
Brookfield Finance Inc
2.72	%,	04/15/2031		955,000	976,756
3.45	%,	04/15/2050		713,000	735,441
4.85	%,	03/29/2029		1,367,000	1,609,036
GE Capital Funding LLC
4.40	%,	05/15/2030		826,000	957,102

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Diversified Financial Services (continued)
GE Capital International Funding Unlimited Co.
4.42	%,	11/15/2035		$5,532,000	$6,638,689
Synchrony Financial
3.95	%,	12/01/2027		776,000	856,008
					$35,221,967

Electric — 6.31%
American Electric Power Co., Inc.
1.00	%,	11/01/2025		1,809,000	1,788,522
CMS Energy Corp.
3.00	%,	05/15/2026		1,754,000	1,867,119
Commonwealth Edison Co.
3.13	%,	03/15/2051		1,204,000	1,240,799
4.00	%,	03/01/2049		1,787,000	2,117,855
Dominion Energy, Inc.
4.25	%,	06/01/2028		512,000	581,687
DTE Energy Co.
3.40	%,	06/15/2029		1,428,000	1,544,906
Duke Energy Florida LLC
3.80	%,	07/15/2028		980,000	1,094,355
Duke Energy Ohio, Inc.
4.30	%,	02/01/2049		825,000	1,011,654
Entergy Corp.
1.90	%,	06/15/2028		954,000	943,962
Evergy, Inc.
2.90	%,	09/15/2029		960,000	1,007,492
Georgia Power Co.
3.25	%,	03/15/2051		498,000	501,286
3.70	%,	01/30/2050		120,000	127,970
MidAmerican Energy Co.
3.15	%,	04/15/2050		1,493,000	1,562,682
NextEra Energy Capital Holdings, Inc.
3.50	%,	04/01/2029		680,000	742,922
NRG Energy, Inc.
2.00	%,	12/02/2025	(a)	961,000	977,002
2.45	%,	12/02/2027	(a)	710,000	720,487
Pacific Gas & Electric Co.
1.75	%,	06/16/2022		1,082,000	1,080,249
Public Service Co. of Colorado
4.05	%,	09/15/2049		683,000	826,272
Southern California Edison Co.
4.88	%,	03/01/2049		1,135,000	1,355,169
Southern Co.
1.75	%,	03/15/2028		1,024,000	1,012,548
(3-month USD LIBOR + 3.63%),
5.50	%,	03/15/2057	(b)	2,462,000	2,494,360
Southern Power Co.
0.90	%,	01/15/2026		1,491,000	1,462,160
Tampa Electric Co.
3.63	%,	06/15/2050		425,000	473,015
Tucson Electric Power Co.
4.85	%,	12/01/2048		467,000	600,489
Virginia Electric & Power Co.
3.80	%,	04/01/2028		1,335,000	1,490,314
4.60	%,	12/01/2048		773,000	989,839
WEC Energy Group, Inc.
1.38	%,	10/15/2027		1,207,000	1,186,474
					$30,801,589

Environmental Control — 0.30%
Waste Management, Inc.
1.15	%,	03/15/2028		1,546,000	1,488,685

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Food — 1.33%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.75	%,	12/01/2031	(a)	$1,166,000	$1,213,258
Kraft Heinz Foods Co.
3.88	%,	05/15/2027		1,100,000	1,201,104
Mars, Inc.
2.38	%,	07/16/2040	(a)	657,000	627,642
Pilgrim's Pride Corp.
3.50	%,	03/01/2032	(a)	866,000	880,614
Sysco Corp.
6.60	%,	04/01/2050		1,620,000	2,548,347
					$6,470,965

Gas — 1.29%
CenterPoint Energy Resources Corp.
1.75	%,	10/01/2030		2,182,000	2,096,168
NiSource, Inc.
0.95	%,	08/15/2025		1,807,000	1,785,415
Piedmont Natural Gas Co., Inc.
3.50	%,	06/01/2029		1,477,000	1,599,762
Southern California Gas Co.
2.55	%,	02/01/2030		807,000	829,052
					$6,310,397

Healthcare — Products — 1.30%
Boston Scientific Corp.
2.65	%,	06/01/2030		4,290,000	4,427,141
Medtronic, Inc.
4.63	%,	03/15/2045		39,000	50,940
PerkinElmer, Inc.
1.90	%,	09/15/2028		990,000	982,618
2.25	%,	09/15/2031		895,000	882,906
					$6,343,605

Healthcare — Services — 0.65%
Centene Corp.
2.45	%,	07/15/2028		1,755,000	1,763,775
3.38	%,	02/15/2030		350,000	362,355
UnitedHealth Group, Inc.
2.75	%,	05/15/2040		1,072,000	1,072,329
					$3,198,459

Home Builders — 0.78%
Lennar Corp.
4.75	%,	05/30/2025		3,433,000	3,825,014

Insurance — 6.16%
AIA Group Ltd.
3.20	%,	09/16/2040	(a)	1,406,000	1,419,788
American International Group, Inc.
4.50	%,	07/16/2044	(d)	833,000	1,017,006
AmFam Holdings, Inc.
3.83	%,	03/11/2051	(a)	631,000	688,123
Athene Global Funding
1.45	%,	01/08/2026	(a)	1,532,000	1,535,628
2.50	%,	03/24/2028	(a)	2,636,000	2,697,944
2.55	%,	11/19/2030	(a)	1,447,000	1,449,179
Athene Holding Ltd.
4.13	%,	01/12/2028		621,000	689,565
Enstar Group Ltd.
3.10	%,	09/01/2031		3,237,000	3,184,763
Equitable Financial Life Global Funding
1.80	%,	03/08/2028	(a)	3,014,000	2,994,629

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Insurance (continued)
Equitable Holdings, Inc.
5.00	%,	04/20/2048		$596,000	$759,265
Everest Reinsurance Holdings, Inc.
3.13	%,	10/15/2052		1,105,000	1,077,235
Markel Corp.
4.30	%,	11/01/2047		1,619,000	1,902,103
Massachusetts Mutual Life Insurance Co.
3.38	%,	04/15/2050	(a)	245,000	256,581
New York Life Insurance Co.
3.75	%,	05/15/2050	(a)	1,448,000	1,622,419
Swiss Re Finance Luxembourg SA
(5-year Treasury Constant Maturity Rate + 3.58%),
5.00	%,	04/02/2049 (a)	,(b)	1,000,000	1,146,440
Willis North America, Inc.
3.88	%,	09/15/2049		1,128,000	1,249,336
XLIT Ltd.
4.45	%,	03/31/2025		3,451,000	3,824,827
5.50	%,	03/31/2045		1,872,000	2,573,139
					$30,087,970

Internet — 1.71%
Amazon.com, Inc.
2.70	%,	06/03/2060		590,000	554,004
3.10	%,	05/12/2051		746,000	779,906
eBay, Inc.
3.65	%,	05/10/2051		2,067,000	2,215,208
Expedia Group, Inc.
3.80	%,	02/15/2028		2,241,000	2,432,220
4.63	%,	08/01/2027		1,192,000	1,351,346
Netflix, Inc.
4.88	%,	04/15/2028		870,000	1,002,675
					$8,335,359

Iron & Steel — 0.23%
Nucor Corp.
2.70	%,	06/01/2030		225,000	234,389
Vale Overseas Ltd.
3.75	%,	07/08/2030		862,000	892,989
					$1,127,378

Lodging — 0.20%
Hyatt Hotels Corp.
1.80	%,	10/01/2024		960,000	962,035

Media — 4.28%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30	%,	02/01/2032		1,740,000	1,657,131
3.70	%,	04/01/2051		1,656,000	1,612,321
3.90	%,	06/01/2052		1,540,000	1,533,954
3.95	%,	06/30/2062		735,000	709,047
4.80	%,	03/01/2050		435,000	488,159
Comcast Corp.
2.89	%,	11/01/2051	(a)	993,000	952,464
3.97	%,	11/01/2047		2,672,000	3,050,928
Discovery Communications LLC
4.00	%,	09/15/2055		745,000	779,045
Fox Corp.
5.58	%,	01/25/2049	(d)	615,000	828,176
Time Warner Cable LLC
5.50	%,	09/01/2041		1,249,000	1,530,764
5.88	%,	11/15/2040		1,587,000	2,001,844

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Media (continued)
ViacomCBS, Inc.
2.90	%,	01/15/2027	(d)	$4,475,000	$4,754,146
5.25	%,	04/01/2044		776,000	977,079
					$20,875,058

Mining — 1.52%
Newmont Corp.
2.25	%,	10/01/2030		2,195,000	2,183,449
Teck Resources Ltd.
3.90	%,	07/15/2030	(d)	877,000	952,237
5.40	%,	02/01/2043		2,100,000	2,570,798
Yamana Gold, Inc.
2.63	%,	08/15/2031	(a)	1,765,000	1,724,306
					$7,430,790

Miscellaneous Manufacture — 0.50%
General Electric Co.
3.45	%,	05/01/2027		2,206,000	2,419,437

Oil & Gas — 2.71%
BP Capital Markets America, Inc.
3.00	%,	02/24/2050		701,000	674,365
3.59	%,	04/14/2027		1,602,000	1,768,830
4.23	%,	11/06/2028		25,000	28,673
Canadian Natural Resources Ltd.
4.95	%,	06/01/2047		390,000	483,668
Chevron Corp.
2.00	%,	05/11/2027		1,472,000	1,518,383
Devon Energy Corp.
4.50	%,	01/15/2030	(a)	1,576,000	1,717,662
Exxon Mobil Corp.
2.44	%,	08/16/2029		1,082,000	1,128,456
3.00	%,	08/16/2039		1,116,000	1,153,848
Marathon Oil Corp.
4.40	%,	07/15/2027	(d)	1,687,000	1,894,973
6.60	%,	10/01/2037		56,000	74,081
Pioneer Natural Resources Co.
0.75	%,	01/15/2024		1,040,000	1,038,941
Shell International Finance BV
3.13	%,	11/07/2049		1,692,000	1,750,887
					$13,232,767

Packaging & Containers — 0.21%
WRKCo, Inc.
3.00	%,	06/15/2033		961,000	1,006,130

Pharmaceuticals — 5.18%
AbbVie, Inc.
4.25	%,	11/21/2049		2,174,000	2,575,001
Bayer US Finance II LLC
3.38	%,	07/15/2024	(a)	310,000	327,734
4.38	%,	12/15/2028	(a)	2,977,000	3,370,470
Becton Dickinson and Co.
3.70	%,	06/06/2027		1,472,000	1,630,074
4.67	%,	06/06/2047		1,016,000	1,268,485
4.69	%,	12/15/2044		1,591,000	1,982,629
Bristol-Myers Squibb Co.
4.13	%,	06/15/2039		1,532,000	1,839,930
4.25	%,	10/26/2049		435,000	539,563
Cigna Corp.
4.38	%,	10/15/2028		2,810,000	3,247,277
4.90	%,	12/15/2048		50,000	63,929

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
5.05	%,	03/25/2048		$5,076,000	$6,533,839
Viatris, Inc.
2.30	%,	06/22/2027	(a)	230,000	234,848
Zoetis, Inc.
3.90	%,	08/20/2028		1,496,000	1,681,078
					$25,294,857

Pipelines — 2.84%
Eastern Gas Transmission and Storage, Inc.
3.00	%,	11/15/2029	(a)	229,000	240,388
Enbridge, Inc.
2.50	%,	08/01/2033		1,592,000	1,598,168
Energy Transfer Operating LP
3.75	%,	05/15/2030	(d)	3,053,000	3,298,950
5.15	%,	03/15/2045		979,000	1,120,574
6.25	%,	04/15/2049		380,000	499,324
Enterprise Products Operating LLC
3.30	%,	02/15/2053		800,000	780,194
4.20	%,	01/31/2050		1,855,000	2,089,734
Kinder Morgan, Inc.
3.60	%,	02/15/2051		1,015,000	1,025,806
MPLX LP
4.00	%,	03/15/2028		70,000	77,300
5.20	%,	03/01/2047		631,000	765,335
ONEOK, Inc.
4.45	%,	09/01/2049	(d)	591,000	660,583
Sabine Pass Liquefaction LLC
5.00	%,	03/15/2027		1,456,000	1,673,833
5.75	%,	05/15/2024		9,000	10,023
					$13,840,212

Private Equity — 0.30%
KKR Group Finance Co. VIII LLC
3.50	%,	08/25/2050	(a)	1,397,000	1,473,673

REITs — 3.09%
Alexandria Real Estate Equities, Inc.
4.70	%,	07/01/2030		390,000	461,868
American Campus Communities Operating Partnership LP
3.88	%,	01/30/2031		1,228,000	1,369,556
American Homes 4 Rent, Class A
3.38	%,	07/15/2051		1,186,000	1,202,525
Healthcare Trust of America Holdings LP
3.10	%,	02/15/2030		1,025,000	1,077,825
Invitation Homes Operating Partnership LP
2.00	%,	08/15/2031		2,454,000	2,356,755
Simon Property Group LP
1.75	%,	02/01/2028		1,237,000	1,227,720
Spirit Realty LP
3.20	%,	01/15/2027	(d)	4,298,000	4,581,260
3.20	%,	02/15/2031		772,000	801,631
VEREIT Operating Partnership LP
3.10	%,	12/15/2029		1,881,000	2,002,151
					$15,081,291

Retail — 0.14%
Home Depot, Inc.
3.30	%,	04/15/2040		630,000	682,594

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Semiconductors — 2.88%
Broadcom, Inc.
3.14	%,	11/15/2035		$642,000	$639,982
3.42	%,	04/15/2033	(a)	2,551,000	2,640,722
4.11	%,	09/15/2028		531,000	590,808
KLA Corp.
3.30	%,	03/01/2050		659,000	693,356
Lam Research Corp.
4.00	%,	03/15/2029	(d)	837,000	960,704
4.88	%,	03/15/2049		323,000	435,397
Micron Technology, Inc.
4.19	%,	02/15/2027		2,187,000	2,459,052
NVIDIA Corp.
3.50	%,	04/01/2040		2,126,000	2,357,646
3.50	%,	04/01/2050		1,004,000	1,124,915
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70	%,	05/01/2025	(a)	100,000	104,444
3.15	%,	05/01/2027	(a)	1,077,000	1,148,463
QUALCOMM, Inc.
4.30	%,	05/20/2047		721,000	894,823
					$14,050,312

Software — 3.01%
Activision Blizzard, Inc.
4.50	%,	06/15/2047		1,221,000	1,486,808
Fiserv, Inc.
4.40	%,	07/01/2049		1,726,000	2,066,616
Oracle Corp.
2.80	%,	04/01/2027		1,812,000	1,919,597
4.00	%,	07/15/2046		2,360,000	2,500,129
salesforce.com, Inc.
3.70	%,	04/11/2028		1,457,000	1,635,425
VMware, Inc.
1.80	%,	08/15/2028		1,111,000	1,094,518
4.50	%,	05/15/2025		3,566,000	3,971,899
					$14,674,992

Telecommunications — 4.16%
AT&T, Inc.
3.50	%,	06/01/2041		3,189,000	3,274,241
3.50	%,	09/15/2053		4,195,000	4,151,875
3.55	%,	09/15/2055		1,850,000	1,824,366
4.50	%,	03/09/2048		994,000	1,145,176
T-Mobile USA, Inc.
2.05	%,	02/15/2028		1,762,000	1,776,096
Verizon Communications, Inc.
2.36	%,	03/15/2032	(a)	2,890,000	2,858,049
2.65	%,	11/20/2040		714,000	670,854
3.55	%,	03/22/2051		4,028,000	4,247,916
Vodafone Group PLC
(5-year Treasury Constant Maturity Rate + 2.45%),
3.25	%,	06/04/2081	(b)	348,000	353,220
					$20,301,793

Transportation — 0.76%
Burlington Northern Santa Fe LLC
4.38	%,	09/01/2042		415,000	510,600
FedEx Corp.
4.10	%,	02/01/2045		1,841,000	2,042,587
Union Pacific Corp.
2.95	%,	03/10/2052		1,175,000	1,168,076
					$3,721,263

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Water — 0.60%
American Water Capital Corp.
2.30%, 06/01/2031 (d)		$1,041,000	$1,051,667
Essential Utilities, Inc.
2.40%, 05/01/2031		1,875,000	1,884,701
			$2,936,368
TOTAL BONDS			$478,004,254

INVESTMENT COMPANIES — 3.70%		Shares Held

Money Market Funds — 3.70%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(f),(g),(h)		9,181,283	$9,181,283
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)		8,893,167	8,893,167
TOTAL INVESTMENT COMPANIES			$18,074,450
Total Investments			$496,078,704
Other Assets and Liabilities —	(1.64)%		(7,989,467)
Total Net Assets — 100.00%			$488,089,237

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $84,185,540 or 17.25% of net assets.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(d)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $9,002,326 or 1.84% of net assets.
(e)	Non-income producing security.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,181,283 or 1.88% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(h)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	38.46%
Consumer, Non-cyclical	14.84%
Communications	10.32%
Utilities	8.21%
Industrial	6.61%
Technology	6.35%
Energy	5.55%
Consumer, Cyclical	5.14%
Money Market Funds	3.70%
Basic Materials	2.46%
Other Assets and Liabilities	(1.64)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2021 (unaudited)

Futures Contracts

				Value and Unrealized
Description and Expiration Date	Type	Contracts	Notional Amount	Appreciation/(Depreciation)
U.S. 5 Year Notes; December 2021	Short	260	$31,912,969	$220,894
U.S. 10 Year Notes; December 2021	Short	99	13,029,328	197,554
U.S. Treasury Ultra 10-Year Notes;
December 2021	Short	56	8,134,000	59,946
Total				$478,394

	June 30, 2021	Purchases	Sales	September 30, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$2,138,163	$15,647,445	$8,604,325	$9,181,283
	$2,138,163	$15,647,445	$8,604,325	$9,181,283

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value

Apparel — 2.77%
Carter's, Inc.	2,061	$200,412
Columbia Sportswear Co.	1,735	166,282
Deckers Outdoor Corp. (a)	555	199,911
Fila Holdings Corp.	6,949	250,317
Hanesbrands, Inc.	9,320	159,931
SMCP SA (a),(b)	37,926	301,810
Urban Outfitters, Inc. (a)	39,929	1,185,492
Yue Yuen Industrial Holdings Ltd. (a)	108,000	218,368
		$2,682,523

Beverages — 1.40%
Brown-Forman Corp., Class B	5,267	352,942
Constellation Brands, Inc., Class A	1,608	338,790
Monster Beverage Corp. (a)	3,987	354,165
Treasury Wine Estates Ltd.	34,363	308,298
		$1,354,195

Building Materials — 0.53%
Fortune Brands Home & Security, Inc.	1,914	171,150
Masco Corp.	6,121	340,021
		$511,171

Commercial Services — 4.00%
Adyen NV (a),(b)	878	2,456,131
China Yuhua Education Corp. Ltd. (b)	348,000	168,979
Global Payments, Inc.	1,819	286,638
GMO Payment Gateway, Inc.	2,100	267,559
GXO Logistics, Inc. (a)	1,486	116,562
PayPal Holdings, Inc. (a)	1,496	389,274
PROG Holdings, Inc.	4,235	177,912
		$3,863,055

Computers — 0.43%
Apple, Inc.	2,973	420,679

Diversified Financial Services — 4.27%
Discover Financial Services	20,843	2,560,562
LexinFintech Holdings Ltd. ADR (a)	146,793	864,611
Rocket Cos., Inc., Class A (c)	7,940	127,358
XP, Inc., Class A (a)	14,382	577,725
		$4,130,256

Electronics — 0.66%
Garmin Ltd.	4,108	638,630

Engineering & Construction — 0.21%
HomeServe PLC	16,504	201,138

Entertainment — 5.28%
CTS Eventim AG & Co. KGaA (a)	25,414	1,922,321
DraftKings, Inc., Class A (a)	16,142	777,399
Universal Music Group NV (a),(c)	86,948	2,328,055
Universal Music Group NV (a)	2,801	74,998
		$5,102,773

Food — 2.78%
Albertsons Cos., Inc., Class A (c)	9,613	299,252
Kroger Co.	55,014	2,224,216
Sprouts Farmers Market, Inc. (a)	6,887	159,572
		$2,683,040

Home Builders — 0.54%
DR Horton, Inc.	4,114	345,453

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Toll Brothers, Inc.	3,232	$178,697
		$524,150

Home Furnishings — 4.51%
Sleep Number Corp. (a)	10,349	967,424
Sony Group Corp.	28,200	3,155,856
Tempur Sealy International, Inc.	5,014	232,700
		$4,355,980

Internet — 33.13%
AfreecaTV Co. Ltd.	30,939	3,935,315
Alibaba Group Holding Ltd. ADR (a)	2,391	353,988
Alphabet, Inc., Class C (a)	957	2,550,702
Amazon.com, Inc. (a)	118	387,635
ASOS PLC (a)	3,582	144,888
Baidu, Inc. (a)	2,489	382,684
eBay, Inc.	5,931	413,213
Expedia Group, Inc. (a)	5,751	942,589
Facebook, Inc., Class A (a)	6,723	2,281,719
Farfetch Ltd., Class A (a)	27,852	1,043,893
Hello Group, Inc.	150,278	1,589,941
IAC/InterActiveCorp (a)	4,534	590,735
JOYY, Inc. (c)	23,632	1,295,743
Kakao Corp.	6,021	600,066
Kogan.com Ltd. (c)	29,641	235,504
Naspers Ltd., Class N	8,236	1,363,264
NCSoft Corp.	687	349,883
Netflix, Inc. (a)	703	429,069
Overstock.com, Inc. (a),(c)	2,766	215,527
Pinduoduo, Inc. ADR (a)	14,707	1,333,484
Pinterest, Inc., Class A (a)	17,830	908,438
Rakuten, Inc.	45,400	440,967
RealReal, Inc. (a)	8,101	106,771
Revolve Group, Inc. (a)	33,050	2,041,498
Roku, Inc. (a)	4,051	1,269,381
Shutterstock, Inc.	2,059	233,326
Snap, Inc., Class A (a)	25,243	1,864,700
Temple & Webster Group Ltd. (a),(c)	39,081	355,148
Tencent Holdings Ltd.	7,000	414,893
Tencent Music Entertainment Group ADR (a)	108,106	783,768
Trip.com Group Ltd. ADR (a)	37,263	1,145,837
Vimeo, Inc. (a)	7,430	218,219
Wayfair, Inc., Class A (a),(c)	4,718	1,205,496
Weibo Corp. (a)	5,419	257,348
ZOZO, Inc.	9,100	343,003
		$32,028,635

Leisure Time — 1.64%
Camping World Holdings, Inc., Class A	40,818	1,586,596

Media — 5.18%
Comcast Corp., Class A	6,711	375,346
Fox Corp., Class B	5,249	194,843
Sirius XM Holdings, Inc. (c)	59,637	363,786
ViacomCBS, Inc., Class B	43,901	1,734,528
Vivendi SE	89,749	1,133,692
Walt Disney Co. (a)	7,153	1,210,073
		$5,012,268

Real Estate — 0.60%
REA Group Ltd.	5,020	576,500

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs — 3.35%
American Homes 4 Rent, Class A	5,499	$209,622
AvalonBay Communities, Inc.	1,969	436,409
Duke Realty Corp.	8,664	414,746
EastGroup Properties, Inc.	1,280	213,286
Essex Property Trust, Inc.	1,336	427,173
Invitation Homes, Inc.	11,352	435,122
Prologis, Inc.	3,427	429,848
Segro PLC	41,879	674,312
		$3,240,518

Retail — 16.68%
Academy Sports & Outdoors, Inc. (a)	6,792	271,816
Bath & Body Works, Inc.	5,873	370,175
Bed Bath & Beyond, Inc. (a)	33,962	586,694
Dick's Sporting Goods, Inc.	2,510	300,623
Domino's Pizza, Inc.	988	471,236
Foot Locker, Inc.	3,259	148,806
Hennes & Mauritz AB, Class B (a)	87,229	1,777,182
Hibbett, Inc.	2,661	188,239
Home Depot, Inc.	6,486	2,129,094
Industria de Diseno Textil SA	59,619	2,197,478
JD Sports Fashion PLC	24,037	339,583
Kingfisher PLC	62,271	282,337
Li Ning Co. Ltd.	83,771	970,109
Lowe's Cos., Inc.	1,910	387,463
Lululemon Athletica, Inc. (a)	1,185	479,569
Mr Price Group Ltd.	20,658	276,039
Pandora A/S	2,546	309,327
Pets at Home Group PLC	47,993	310,784
Qurate Retail, Inc., Series A	15,589	158,852
Signet Jewelers Ltd.	25,470	2,011,111
Truworths International Ltd.	83,611	309,264
Victoria's Secret, Inc. (a)	1,976	109,194
Williams-Sonoma, Inc.	2,046	362,817
Zalando SE (a),(b)	15,023	1,380,318
		$16,128,110

Semiconductors — 0.48%
Samsung Electronics Co. Ltd.	7,367	461,060

Software — 5.53%
Activision Blizzard, Inc.	21,289	1,647,556
Bilibili, Inc. ADR (a),(c)	18,391	1,216,933
Electronic Arts, Inc.	2,709	385,355
Fiserv, Inc. (a)	3,080	334,180
Microsoft Corp.	1,538	433,593
NetEase, Inc. ADR	5,246	448,008
Netmarble Corp. (b)	2,324	231,615
Pearl Abyss Corp. (a)	4,866	330,428
Take-Two Interactive Software, Inc. (a)	2,075	319,695
		$5,347,363

Telecommunications — 1.83%
AT&T, Inc.	65,409	1,766,697

Textiles — 0.35%
Mohawk Industries, Inc. (a)	1,906	338,124

Toys, Games & Hobbies — 1.88%
Funko, Inc., Class A (a)	75,456	1,374,054
Nintendo Co. Ltd.	900	439,184
		$1,813,238

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation — 1.72%
Deutsche Post AG	9,865	$622,549
FedEx Corp.	1,279	280,472
United Parcel Service Inc., Class B	2,138	389,330
XPO Logistics, Inc. (a)	1,486	118,256
Yamato Holdings Co. Ltd.	9,900	251,736
		$1,662,343
TOTAL COMMON STOCKS		$96,429,042
INVESTMENT COMPANIES — 5.31%	Shares Held	Value
Money Market Funds — 5.31%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(d),(e),(f)	4,873,614	$4,873,614
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	263,225	263,225
TOTAL INVESTMENT COMPANIES		$5,136,839
Total Investments		$101,565,881
Other Assets and Liabilities — (5.06)%		(4,895,408)
Total Net Assets — 100.00%		$96,670,473

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,538,853 or 4.70% of net assets.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $4,671,779 or 4.83% of net assets.
(d)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,873,614 or 5.04% of net assets.
(e)	Current yield shown is as of period end.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.

Portfolio Summary (unaudited)
Sector		Percent
Communications		40.15%
Consumer, Cyclical		33.65%
Financial		8.22%
Consumer, Non-cyclical		8.17%
Technology		6.44%
Money Market Funds		5.31%
Industrial		3.12%
Other Assets and Liabilities		(5.06)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	September 30, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$4,595,808	$13,232,699	$12,954,893	$4,873,614
	$4,595,808	$13,232,699	$12,954,893	$4,873,614

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.71%	Shares Held	Value

Aerospace & Defense — 1.66%
Lockheed Martin Corp.	2,556	$882,075
Northrop Grumman Corp.	2,026	729,664
		$1,611,739

Agriculture — 0.93%
Altria Group, Inc.	13,580	618,161
Philip Morris International, Inc.	3,020	286,266
		$904,427

Beverages — 2.33%
Brown-Forman Corp., Class B	8,271	554,240
Coca-Cola Co.	5,179	271,742
Keurig Dr Pepper, Inc.	8,310	283,870
Monster Beverage Corp. (a)	9,639	856,232
PepsiCo, Inc.	1,961	294,954
		$2,261,038

Biotechnology — 2.44%
Amgen, Inc.	1,120	238,168
Bio-Rad Laboratories, Inc., Class A (a)	430	320,758
Regeneron Pharmaceuticals, Inc. (a)	1,323	800,653
Seagen, Inc. (a)	1,686	286,283
Vertex Pharmaceuticals, Inc. (a)	3,976	721,207
		$2,367,069

Chemicals — 2.22%
FMC Corp.	5,824	533,246
RPM International, Inc.	7,431	577,017
Sherwin-Williams Co.	3,722	1,041,155
		$2,151,418

Commercial Services — 6.20%
Automatic Data Processing, Inc.	1,459	291,683
Booz Allen Hamilton Holding Corp.	10,953	869,121
Gartner, Inc. (a)	1,408	427,863
MarketAxess Holdings, Inc.	1,515	637,346
Moody's Corp.	3,079	1,093,384
PayPal Holdings, Inc. (a)	973	253,184
Rollins, Inc.	17,848	630,570
S&P Global, Inc.	1,798	763,952
Verisk Analytics, Inc.	5,164	1,034,194
		$6,001,297

Computers — 3.59%
Accenture PLC, Class A	3,377	1,080,370
Apple, Inc.	6,976	987,104
EPAM Systems, Inc. (a)	678	386,786
Fortinet, Inc. (a)	3,509	1,024,768
		$3,479,028

Distribution/Wholesale — 2.44%
Fastenal Co.	18,231	940,902
LKQ Corp. (a)	6,439	324,010
Pool Corp.	2,521	1,095,148
		$2,360,060

Diversified Financial Services — 3.47%
BlackRock, Inc.	853	715,377
Intercontinental Exchange, Inc.	2,301	264,201
Mastercard, Inc., Class A	718	249,634
Nasdaq, Inc.	4,280	826,126
T Rowe Price Group, Inc.	5,278	1,038,183

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Visa, Inc., Class A	1,190	$265,072
		$3,358,593

Electric — 2.20%
CMS Energy Corp.	10,942	653,566
Evergy, Inc.	4,734	294,455
Eversource Energy	3,197	261,387
Southern Co.	4,471	277,068
WEC Energy Group, Inc.	7,338	647,211
		$2,133,687

Electrical Components & Equipment — 0.60%
AMETEK, Inc.	2,155	267,241
Generac Holdings, Inc. (a)	761	310,998
		$578,239

Electronics — 4.71%
Agilent Technologies, Inc.	4,853	764,493
Amphenol Corp., Class A	4,711	344,987
Garmin Ltd.	4,779	742,943
Honeywell International, Inc.	1,257	266,836
Keysight Technologies, Inc. (a)	1,796	295,065
Mettler-Toledo International, Inc. (a)	756	1,041,284
Waters Corp. (a)	3,091	1,104,414
		$4,560,022

Engineering & Construction — 0.30%
Jacobs Engineering Group, Inc.	2,198	291,301

Environmental Control — 0.35%
Republic Services, Inc.	2,844	341,451

Food — 2.74%
Campbell Soup Co.	5,576	233,133
General Mills, Inc.	15,377	919,852
Hershey Co.	5,805	982,496
J M Smucker Co.	2,266	271,988
McCormick & Co., Inc.	3,017	244,467
		$2,651,936

Healthcare — Products — 9.61%
Abbott Laboratories	4,943	583,917
Bio-Techne Corp.	705	341,622
Danaher Corp.	3,849	1,171,790
Edwards Lifesciences Corp. (a)	3,055	345,856
Hologic, Inc. (a)	8,216	606,423
IDEXX Laboratories, Inc. (a)	1,621	1,008,100
Masimo Corp. (a)	1,009	273,146
PerkinElmer, Inc.	6,710	1,162,776
ResMed, Inc.	4,387	1,156,194
STERIS PLC	3,383	691,079
Thermo Fisher Scientific, Inc.	1,874	1,070,672
West Pharmaceutical Services, Inc.	2,106	894,081
		$9,305,656

Healthcare — Services — 3.69%
Charles River Laboratories International, Inc. (a)	2,071	854,639
Humana, Inc.	667	259,563
Laboratory Corp. of America Holdings (a)	2,462	692,905
Quest Diagnostics, Inc.	7,315	1,062,943
UnitedHealth Group, Inc.	1,793	700,597
		$3,570,647

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Home Builders — 0.58%
DR Horton, Inc.	3,306	$277,605
Lennar Corp., Class A	3,057	286,380
		$563,985

Household Products — 1.87%
Colgate-Palmolive Co.	11,246	849,973
Procter & Gamble Co.	6,844	956,791
		$1,806,764

Household Products/Wares — 2.65%
Avery Dennison Corp.	1,442	298,797
Church & Dwight Co., Inc.	10,741	886,884
Clorox Co.	4,674	774,061
Kimberly-Clark Corp.	4,607	610,151
		$2,569,893

Housewares — 0.60%
Scotts Miracle-Gro Co.	3,961	579,732
Insurance — 5.29%
Allstate Corp.	2,376	302,489
Aon PLC	3,708	1,059,635
Arthur J Gallagher & Co.	7,059	1,049,320
Brown & Brown, Inc.	12,899	715,250
Marsh & McLennan Cos., Inc.	7,338	1,111,193
Progressive Corp.	9,841	889,528
		$5,127,415

Internet — 2.83%
Alphabet, Inc., Class A (a)	293	783,341
eBay, Inc.	14,988	1,044,214
Etsy, Inc. (a)	1,151	239,362
Netflix, Inc. (a)	1,106	675,036
		$2,741,953

Machinery — Diversified — 1.63%
Graco, Inc.	8,539	597,474
IDEX Corp.	1,297	268,414
Rockwell Automation, Inc.	2,441	717,752
		$1,583,640

Media — 1.13%
FactSet Research Systems, Inc.	2,774	1,095,120
Miscellaneous Manufacture — 1.14%
3M Co.	4,824	846,226
Illinois Tool Works, Inc.	1,257	259,734
		$1,105,960

Pharmaceuticals — 3.81%
AbbVie, Inc.	2,352	253,710
Becton Dickinson & Co.	2,449	602,013
Cigna Corp.	2,817	563,851
Eli Lilly & Co.	2,882	665,886
Johnson & Johnson	5,339	862,248
Zoetis, Inc.	3,813	740,256
		$3,687,964

REITs — 2.52%
Alexandria Real Estate Equities, Inc.	1,585	302,846
American Tower Corp.	2,736	726,162
Crown Castle International Corp.	3,808	660,003

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Public Storage	2,523	$749,583
		$2,438,594

Retail — 9.30%
AutoZone, Inc. (a)	506	859,183
Costco Wholesale Corp.	2,554	1,147,640
Dollar General Corp.	4,476	949,539
Domino's Pizza, Inc.	724	345,319
Home Depot, Inc.	3,273	1,074,395
Lowe's Cos., Inc.	5,290	1,073,129
O'Reilly Automotive, Inc. (a)	1,891	1,155,514
Target Corp.	4,606	1,053,715
Tractor Supply Co.	5,322	1,078,290
Walmart, Inc.	1,946	271,234
		$9,007,958

Semiconductors — 1.97%
KLA Corp.	1,905	637,242
Monolithic Power Systems, Inc.	1,582	766,764
Teradyne, Inc.	4,603	502,509
		$1,906,515

Software — 11.67%
Activision Blizzard, Inc.	6,188	478,889
Adobe, Inc. (a)	1,836	1,057,022
Akamai Technologies, Inc. (a)	2,692	281,556
Autodesk, Inc. (a)	914	260,645
Broadridge Financial Solutions, Inc.	5,935	989,009
Cerner Corp.	12,235	862,812
Citrix Systems, Inc.	1,903	204,325
Fair Isaac Corp. (a)	1,294	514,922
Intuit, Inc.	1,513	816,279
Jack Henry & Associates, Inc.	3,990	654,599
Microsoft Corp.	3,635	1,024,779
Oracle Corp.	13,112	1,142,449
Paychex, Inc.	6,506	731,600
PTC, Inc. (a)	1,856	222,330
Synopsys, Inc. (a)	3,451	1,033,264
Tyler Technologies, Inc. (a)	539	247,212
Veeva Systems, Inc., Class A (a)	2,119	610,632
Zoom Video Communications, Inc., Class A (a)	677	177,036
		$11,309,360

Telecommunications — 0.74%
Cisco Systems, Inc.	13,188	717,823

Transportation — 1.48%
Expeditors International of Washington, Inc.	9,207	1,096,830
Old Dominion Freight Line, Inc.	1,178	336,884
		$1,433,714

Water — 1.02%
American Water Works Co., Inc.	4,172	705,235
Essential Utilities, Inc.	6,038	278,231
		$983,466

TOTAL COMMON STOCKS		$96,587,464

See accompanying notes.

Schedule of Investments
Principal Quality ETF
September 30, 2021 (unaudited)

INVESTMENT COMPANIES — 0.25%	Shares Held	Value
Money Market Fund — 0.25%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	246,960	$246,960
TOTAL INVESTMENT COMPANIES		$246,960
Total Investments		$96,834,424
Other Assets and Liabilities — 0.04%		36,104
Total Net Assets — 100.00%		$96,870,528

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	36.26%
Technology	17.23%
Consumer, Cyclical	12.92%
Industrial	11.88%
Financial	11.28%
Communications	4.70%
Utilities	3.22%
Basic Materials	2.22%
Money Market Fund	0.25%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2021 (unaudited)

		Principal
BONDS — 96.78%		Amount	Value

Banks — 39.23%
Bank of America Corp.
(3-month USD LIBOR + 3.90%),
6.10%,	03/17/2025 (a) ,(b)	$8,488,000	$9,465,223
(3-month USD LIBOR + 4.55%),
6.30%,	03/10/2026 (a) ,(b)	798,000	925,680
Bank of Montreal
(5-year Treasury Constant Maturity Rate + 2.98%),
4.80%,	08/25/2024 (a) ,(b),(c)	3,660,000	3,865,875
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%,	03/20/2026 (a) ,(b)	15,695,000	16,450,557
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%,	09/20/2025 (a) ,(b)	766,000	840,685
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%,	06/04/2025 (a) ,(b)	5,101,000	5,483,575
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%,	06/25/2037 (a) ,(b),(c),(d)	2,300,000	2,415,000
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%,	02/18/2026 (a) ,(b)	2,967,000	3,030,049
(5-year Treasury Constant Maturity Rate + 3.60%),
4.00%,	12/10/2025 (a) ,(b)	9,624,000	9,972,389
(3-month USD LIBOR + 3.91%),
5.95%,	05/15/2025 (a) ,(b)	3,995,000	4,359,544
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.22%),
4.00%,	10/06/2026 (a) ,(b)	2,633,000	2,695,534
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%,	10/06/2025 (a) ,(b),(c)	3,183,000	3,577,055
(3-month USD LIBOR + 3.16%),
6.38%,	04/06/2024 (a) ,(b),(c)	2,938,000	3,139,547
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%,	07/01/2025 (a) ,(b),(c)	635,000	699,294
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%,	09/30/2025 (a) ,(b),(c)	1,040,000	1,129,960
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.65%,	08/10/2026 (a) ,(b)	2,045,000	2,047,556
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%,	05/10/2026 (a) ,(b)	1,412,000	1,445,535
(5-year Treasury Constant Maturity Rate + 3.62%),
5.50%,	08/10/2024 (a) ,(b),(c)	5,990,000	6,469,200
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%,	06/30/2030 (a) ,(b)	5,784,000	9,516,415
Huntington Bancshares, Inc.
(7-year Treasury Constant Maturity Rate + 4.05%),
4.45%,	10/15/2027 (a) ,(b)	2,215,000	2,384,447
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%,	07/15/2030 (a) ,(b),(c)	7,200,000	8,441,280
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%,	06/01/2026 (a) ,(b)	8,184,000	8,224,920
(3-month USD LIBOR + 3.30%),
6.00%,	08/01/2023 (a) ,(b)	4,406,000	4,648,330
(3-month USD LIBOR + 3.78%),
6.75%,	02/01/2024 (a) ,(b)	5,188,000	5,693,830

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Banks (continued)
KeyCorp
(3-month USD LIBOR + 3.61%),
5.00	%,	09/15/2026 (a)	,(b)	$1,199,000	$1,336,885
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00	%,	12/16/2024 (a)	,(b),(c),(d)	4,449,000	4,592,792
M&T Bank Corp.
(5-year Treasury Constant Maturity Rate + 2.68%),
3.50	%,	09/01/2026 (a)	,(b)	4,072,000	4,041,460
PNC Financial Services Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.60%),
3.40	%,	09/15/2026 (a)	,(b)	2,750,000	2,743,125
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00	%,	05/15/2026 (a)	,(b)	2,342,000	2,400,550
(10-year Treasury Constant Maturity Rate + 3.06%),
4.10	%,	02/15/2031 (a)	,(b)	527,000	541,651
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.00%),
4.80	%,	09/01/2024 (a)	,(b)	7,988,000	8,415,997
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95	%,	09/01/2025 (a)	,(b)	1,790,000	1,955,253
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90	%,	03/15/2026 (a)	,(b)	12,573,000	12,965,906
(3-month USD LIBOR + 3.99%),
5.88	%,	06/15/2025 (a)	,(b)	5,491,000	6,119,774
					$162,034,873

Diversified Financial Services — 8.36%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70	%,	05/15/2026 (a)	,(b)	2,339,000	2,434,548
(7-year Treasury Constant Maturity Rate + 3.48%),
4.70	%,	05/15/2028 (a)	,(b)	1,057,000	1,104,565
American Express Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.55	%,	09/15/2026 (a)	,(b)	3,072,000	3,129,907
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95	%,	09/01/2026 (a)	,(b)	5,031,000	5,181,930
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00	%,	06/01/2026 (a)	,(b)	9,601,000	10,009,043
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38	%,	06/01/2025 (a)	,(b)	4,796,000	5,329,555
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13	%,	06/23/2025 (a)	,(b)	6,553,000	7,353,908
					$34,543,456

Electric — 11.53%
CMS Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.90%),
3.75	%,	12/01/2050	(b)	3,466,000	3,500,660
(5-year Treasury Constant Maturity Rate + 4.12%),
4.75	%,	06/01/2050	(b)	3,077,000	3,461,348
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65	%,	12/15/2024 (a)	,(b)	14,255,000	15,271,381

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2021 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Electric (continued)
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 2.32%),
3.25%,	01/15/2082 (b) ,(c)	$3,000,000	$2,986,123
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%,	09/16/2024 (a) ,(b)	9,688,000	10,354,050
Emera, Inc.
(3-month USD LIBOR + 5.44%),
6.75%,	06/15/2076 (b) ,(c)	7,183,000	8,540,659
Southern Co.
(5-year Treasury Constant Maturity Rate + 2.92%),
3.75%,	09/15/2051 (b)	527,000	536,908
(5-year Treasury Constant Maturity Rate + 3.73%),
4.00%,	01/15/2051 (b)	2,792,000	2,951,339
			$47,602,468

Gas — 1.60%
NiSource, Inc.
(5-year Treasury Constant Maturity Rate + 2.84%),
5.65%,	06/15/2023 (a) ,(b)	6,282,000	6,627,510

Hand/Machine Tools — 1.04%
Stanley Black & Decker, Inc.
(5-year Treasury Constant Maturity Rate + 2.66%),
4.00%,	03/15/2060 (b)	3,995,000	4,277,766

Insurance — 25.67%
Allstate Corp.
(3-month USD LIBOR + 2.94%),
5.75%,	08/15/2053 (b)	3,995,000	4,323,589
American International Group, Inc.
(3-month USD LIBOR + 2.87%),
5.75%,	04/01/2048 (b)	1,666,000	1,911,735
Argentum Netherlands BV for Swiss Re Ltd.
(3-month USD LIBOR + 3.78%),
5.63%,	08/15/2052 (b)	5,600,000	6,455,904
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
(5-year Treasury Constant Maturity Rate + 3.27%),
5.13%,	06/01/2048 (b)	4,000,000	4,604,888
AXA SA
(3-month USD LIBOR + 2.26%),
6.38%,	12/14/2036 (a) ,(b),(d)	5,301,000	7,414,774
Cloverie PLC for Zurich Insurance Co. Ltd.
(3-month USD LIBOR + 4.92%),
5.63%,	06/24/2046 (b)	5,600,000	6,476,400
Equitable Holdings, Inc.
(5-year Treasury Constant Maturity Rate + 4.74%),
4.95%,	09/15/2025 (a) ,(b)	4,091,000	4,438,735
Liberty Mutual Group, Inc.
(5-year Treasury Constant Maturity Rate + 3.32%),
4.13%,	12/15/2051 (b) ,(d)	1,519,000	1,560,886
M&G PLC
(5-year Treasury Constant Maturity Rate + 4.41%),
6.50%,	10/20/2048 (b)	2,200,000	2,689,139
Meiji Yasuda Life Insurance Co.
(5-year Swap rate + 4.23%),
5.20%,	10/20/2045 (b) ,(d)	3,995,000	4,489,110
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%,	09/15/2025 (a) ,(b)	7,656,000	8,000,520
9.25%,	04/08/2068 (d)	5,825,000	8,854,698
Nippon Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.65%),
2.75%,	01/21/2051 (b) ,(d)	5,249,000	5,137,459

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2021 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Insurance (continued)
Nippon Life Insurance Co. (continued)
(5-year Treasury Constant Maturity Rate + 2.60%),
2.90%,	09/16/2051 (b) ,(d)	$3,000,000	$2,958,076
Prudential Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.04%),
3.70%,	10/01/2050 (b)	10,489,000	10,931,565
(3-month USD LIBOR + 3.92%),
5.63%,	06/15/2043 (b)	6,240,000	6,641,412
Sumitomo Life Insurance Co.
(5-year Treasury Constant Maturity Rate + 2.75%),
3.38%,	04/15/2081 (b) ,(d)	4,838,000	5,022,473
(3-month USD LIBOR + 4.44%),
6.50%,	09/20/2073 (b) ,(d)	8,025,000	8,827,500
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%,	09/15/2023 (a) ,(b),(c)	3,995,000	4,271,054
Zurich Finance Ireland Designated Activity Co.
(5-year Treasury Constant Maturity Rate + 2.78%),
3.00%,	04/19/2051 (b)	1,000,000	995,060
			$106,004,977

Oil & Gas — 1.42%
BP Capital Markets PLC
(5-year Treasury Constant Maturity Rate + 4.04%),
4.38%,	06/22/2025 (a) ,(b)	5,514,000	5,875,994

Pipelines — 5.59%
Enbridge, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.75%,	07/15/2080 (b)	2,310,000	2,610,185
(3-month USD LIBOR + 3.89%),
6.00%,	01/15/2077 (b)	5,990,000	6,634,449
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%,	08/16/2077 (b)	3,995,000	4,179,921
Transcanada Trust
(6-month Secured Overnight Financing Rate + 4.41%),
5.50%,	09/15/2079 (b)	8,779,000	9,678,847
			$23,103,402

REITs — 0.95%
Scentre Group Trust 2
(5-year Treasury Constant Maturity Rate + 4.38%),
4.75%,	09/24/2080 (b) ,(d)	1,127,000	1,205,327
(5-year Treasury Constant Maturity Rate + 4.69%),
5.13%,	09/24/2080 (b) ,(d)	2,522,000	2,710,393
			$3,915,720

Telecommunications — 1.39%
Vodafone Group PLC
(5-year Swap rate + 4.87%),
7.00%,	04/04/2079 (b)	4,703,000	5,752,965
TOTAL BONDS			$399,739,131
INVESTMENT COMPANIES — 5.89%		Shares Held	Value

Money Market Funds — 5.89%
Principal Government Money Market Fund — Institutional Class 0.00% (e),(f),(g),(h)		14,400,310	$14,400,310
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (h)		9,938,828	9,938,828
TOTAL INVESTMENT COMPANIES			$24,339,138

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2021 (unaudited)

Value
Total Investments	$424,078,269
Other Assets and Liabilities — (2.67%)	(11,039,115)
Total Net Assets — 100.00%	$413,039,154

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $14,125,057 or 3.42% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $55,188,488 or 13.36% of net assets.
(e)	Non-income producing security.
(f)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,400,310 or 3.49% of net assets.
(g)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(h)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		74.21%
Utilities		13.13%
Energy		7.02%
Money Market Funds		5.89%
Communications		1.39%
Industrial		1.03%
Other Assets and Liabilities		(2.67)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	September 30, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$10,355,640	$21,065,058	$17,020,388	$14,400,310
	$10,355,640	$21,065,058	$17,020,388	$14,400,310

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2021 (unaudited)

PREFERRED STOCKS — 12.17%		Shares Held	Value

Banks — 5.25%
Associated Banc-Corp.; Series F
5.63%,	09/15/2025 (a)	1,980	$52,609
Bank of America Corp.; Series NN
4.38%,	11/03/2025 (a)	4,190	110,407
Fulton Financial Corp.; Series A
5.13%,	01/15/2026 (a)	8,800	235,312
JPMorgan Chase & Co.; Series DD
5.75%,	12/01/2023 (a)	1,206	32,936
JPMorgan Chase & Co.; Series EE
6.00%,	03/01/2024 (a)	1,571	43,548
Morgan Stanley; Series I
(3-month USD LIBOR + 3.71%),
6.38%,	10/15/2024 (a)	16,290	465,079
Synovus Financial Corp.; Series E
(5-year Treasury Constant Maturity Rate + 4.13%),
5.88%,	07/01/2024 (a)	11,000	299,970
			$1,239,861

Insurance — 4.03%
Allstate Corp.; Series H
5.10%,	10/15/2024 (a)	11,000	301,180
American International Group, Inc.; Series A
5.85%,	03/15/2024 (a)	7,670	208,471
MetLife, Inc.; Series F
4.75%,	03/15/2025 (a)	16,500	441,705
			$951,356

Telecommunications — 2.89%
AT&T, Inc.; Series A
5.00%,	12/12/2024 (a)	10,886	292,616
AT&T, Inc.; Series C
4.75%,	02/18/2025 (a)	14,726	388,324
			$680,940
TOTAL PREFERRED STOCKS			$2,872,157
		Principal
BONDS — 85.11%		Amount	Value

Banks — 69.30%
Bank of America Corp.
(3-month USD LIBOR + 3.90%),
6.10%,	03/17/2025 (a) ,(b)	$220,000	$245,329
(3-month USD LIBOR + 4.55%),
6.30%,	03/10/2026 (a) ,(b)	550,000	638,000
Bank of New York Mellon Corp.
(5-year Treasury Constant Maturity Rate + 3.35%),
3.70%,	03/20/2026 (a) ,(b)	220,000	230,591
(5-year Treasury Constant Maturity Rate + 4.36%),
4.70%,	09/20/2025 (a) ,(b)	550,000	603,625
Bank of Nova Scotia
(5-year Treasury Constant Maturity Rate + 4.55%),
4.90%,	06/04/2025 (a) ,(b)	550,000	591,250
Citigroup, Inc.
(5-year Treasury Constant Maturity Rate + 3.42%),
3.88%,	02/18/2026 (a) ,(b)	220,000	224,675
Citizens Financial Group, Inc.
(5-year Treasury Constant Maturity Rate + 5.31%),
5.65%,	10/06/2025 (a) ,(b)	550,000	618,090
Comerica, Inc.
(5-year Treasury Constant Maturity Rate + 5.29%),
5.63%,	07/01/2025 (a) ,(b)	550,000	605,687

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2021 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Banks (continued)
Credit Agricole SA
(5-year Swap rate + 4.90%),
7.88%,	01/23/2024 (a) ,(b),(c)	$824,000	$917,763
Credit Suisse Group AG
(5-year Treasury Constant Maturity Rate + 4.82%),
6.38%,	08/21/2026 (a) ,(b),(c),(d)	367,000	402,783
(5-year Swap rate + 5.11%),
7.13%,	07/29/2022 (a) ,(b),(c)	500,000	519,375
Fifth Third Bancorp
(5-year Treasury Constant Maturity Rate + 4.22%),
4.50%,	09/30/2025 (a) ,(b)	524,000	569,326
Goldman Sachs Group, Inc.
(5-year Treasury Constant Maturity Rate + 2.97%),
3.80%,	05/10/2026 (a) ,(b)	419,000	428,951
HSBC Holdings PLC
(5-year Swap rate + 4.37%),
6.38%,	03/30/2025 (a) ,(b), (c)	824,000	899,330
Huntington Bancshares, Inc.
(10-year Treasury Constant Maturity Rate + 4.95%),
5.63%,	07/15/2030 (a) ,(b)	550,000	644,820
ING Groep NV
(5-year Treasury Constant Maturity Rate + 4.34%),
5.75%,	11/16/2026 (a) ,(b),(c)	824,000	901,769
JPMorgan Chase & Co.
(5-year Treasury Constant Maturity Rate + 2.85%),
3.65%,	06/01/2026 (a) ,(b)	105,000	105,525
Lloyds Banking Group PLC
(5-year Swap rate + 4.50%),
7.50%,	09/27/2025 (a) ,(b),(c)	824,000	955,929
M&T Bank Corp.
(3-month USD LIBOR + 3.52%),
5.13%,	11/01/2026 (a) ,(b)	236,000	260,128
Natwest Group PLC
(5-year Swap rate + 5.72%),
8.00%,	08/10/2025 (a) ,(b),(c)	824,000	973,350
Nordea Bank Abp
(5-year Treasury Constant Maturity Rate + 4.11%),
6.63%,	03/26/2026 (a) ,(b),(c),(d)	824,000	947,089
Societe Generale SA
(5-year Swap rate + 4.98%),
7.88%,	12/18/2023 (a) ,(b),(c)	824,000	908,040
Standard Chartered PLC
(5-year Swap rate + 6.30%),
7.50%,	04/02/2022 (a) ,(b),(c)	824,000	846,660
SVB Financial Group
(5-year Treasury Constant Maturity Rate + 3.20%),
4.00%,	05/15/2026 (a) ,(b)	105,000	107,625
Truist Financial Corp.
(5-year Treasury Constant Maturity Rate + 4.61%),
4.95%,	09/01/2025 (a) ,(b)	550,000	600,776
UBS Group AG
(5-year Swap rate + 4.34%),
7.00%,	01/31/2024 (a) ,(b),(c)	824,000	898,951
Wells Fargo & Co.
(5-year Treasury Constant Maturity Rate + 3.45%),
3.90%,	03/15/2026 (a) ,(b)	314,000	323,813
(3-month USD LIBOR + 3.99%),
5.88%,	06/15/2025 (a) ,(b)	340,000	378,933
			$16,348,183

See accompanying notes.

Schedule of Investments
Principal Spectrum Tax-Advantaged Dividend Active ETF
September 30, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Diversified Financial Services — 8.40%
Ally Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.87%),
4.70%, 05/15/2026 (a),(b)	$210,000	$218,579
Capital One Financial Corp.
(5-year Treasury Constant Maturity Rate + 3.16%),
3.95%, 09/01/2026 (a),(b)	200,000	206,000
Charles Schwab Corp.
(5-year Treasury Constant Maturity Rate + 3.17%),
4.00%, 06/01/2026 (a),(b)	314,000	327,345
(5-year Treasury Constant Maturity Rate + 4.97%),
5.38%, 06/01/2025 (a),(b)	550,000	611,187
Discover Financial Services
(5-year Treasury Constant Maturity Rate + 5.78%),
6.13%, 06/23/2025 (a),(b)	550,000	617,221
		$1,980,332

Electric — 4.49%
Dominion Energy, Inc.
(5-year Treasury Constant Maturity Rate + 2.99%),
4.65%, 12/15/2024 (a),(b)	440,000	471,372
Duke Energy Corp.
(5-year Treasury Constant Maturity Rate + 3.39%),
4.88%, 09/16/2024 (a),(b)	550,000	587,813
		$1,059,185

Insurance — 2.92%
MetLife, Inc.
(5-year Treasury Constant Maturity Rate + 3.58%),
3.85%, 09/15/2025 (a),(b)	210,000	219,450
Voya Financial, Inc.
(5-year Treasury Constant Maturity Rate + 3.36%),
6.13%, 09/15/2023 (a),(b)	440,000	470,404
		$689,854
TOTAL BONDS		$20,077,554
INVESTMENT COMPANIES — 1.99%	Shares Held	Value

Money Market Fund — 1.99%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	468,758	$468,758
TOTAL INVESTMENT COMPANIES		$468,758
Total Investments		$23,418,469
Other Assets and Liabilities — 0.73%		172,970
Total Net Assets — 100.00%		$23,591,439

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(b)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(c)	Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $9,171,039 or 38.87% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,349,872 or 5.72% of net assets.
(e)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments

Principal Spectrum Tax-Advantaged Dividend Active ETF

September 30, 2021 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	89.90%
Utilities	4.49%
Communications	2.89%
Money Market Fund	1.99%
Other Assets and Liabilities	0.73%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2021 (unaudited)

				Principal
BONDS — 97.47%				Amount	Value

Asset-Backed Securities — 19.68%
AmeriCredit Automobile Receivables Trust 2021-1
0.28	%,	06/18/2024		$167,710	$167,740
CarMax Auto Owner Trust 2021-2
0.27	%,	06/17/2024		200,000	200,056
CPS Auto Receivables Trust 2021-B
0.37	%,	03/17/2025	(a)	71,184	71,221
CPS Auto Receivables Trust 2021-C
0.33	%,	07/15/2024	(a)	176,553	176,548
GreatAmerica Leasing Receivables Funding LLC
0.27	%,	06/15/2023	(a)	50,000	50,011
HPEFS Equipment Trust
0.27	%,	03/20/2031	(a)	100,000	99,952
MMAF Equipment Finance LLC 2021-A
0.30	%,	04/15/2024	(a)	100,000	99,987
Navient Private Education Loan Trust 2018-BA
1.69	%,	05/15/2069	(a)	128,964	130,258
Navient Private Education Refi Loan Trust 2021-F
1.11	%,	02/18/2070	(a)	100,000	99,636
Santander Drive Auto Receivables Trust 2021-1
0.29	%,	11/15/2023		21,140	21,133
SMB Private Education Loan Trust 2015-B
(1-month USD LIBOR + 1.20%),
1.28	%,	07/15/2027	(a)	50,573	50,676
Trafigura Securitisation Finance PLC
(1-month USD LIBOR + 0.53%),
0.61	%,	01/15/2025	(a)	250,000	250,784
Westlake Automobile Receivables Trust 2020-2A
0.93	%,	02/15/2024	(a)	93,357	93,543
World Omni Auto Receivables Trust 2021-A
0.17	%,	02/15/2024		38,851	38,850
World Omni Select Auto Trust 2021-A
0.29	%,	02/18/2025		150,000	149,978
					$1,700,373

Banks — 29.45%
Bank of America Corp.
(3-month USD LIBOR BBA + 1.18%),
1.31	%,	10/21/2022		198,000	198,114
Bank of New York Mellon Corp.
(3-month Secured Overnight Financing Rate + 0.26%),
0.31	%,	04/26/2024		250,000	250,801
Citigroup, Inc.
(3-month USD LIBOR + 1.43%),
1.55	%,	09/01/2023		250,000	252,885
Fifth Third Bancorp
2.60	%,	06/15/2022		279,000	283,007
Goldman Sachs Group, Inc.
(3-month Secured Overnight Financing Rate + 0.54%),
0.59	%,	11/17/2023		250,000	250,883
Morgan Stanley
(3-month Secured Overnight Financing Rate + 0.70%),
0.75	%,	01/20/2023		200,000	200,471
MUFG Union Bank NA
(3-month Secured Overnight Financing Rate + 0.71%),
0.76	%,	12/09/2022		300,000	301,828
Royal Bank of Canada
(3-month Secured Overnight Financing Rate + 0.36%),
0.41	%,	07/29/2024		250,000	250,569
Toronto-Dominion Bank
(3-month Secured Overnight Financing Rate + 0.24%),
0.29	%,	01/06/2023		200,000	200,387

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2021 (unaudited)

				Principal
BONDS (continued)				Amount	Value

Banks (continued)
Truist Bank
2.45	%,	08/01/2022		$350,000	$355,877
					$2,544,822

Beverages — 2.31%
JDE Peet's NV
0.80	%,	09/24/2024	(a)	200,000	199,422

Biotechnology — 2.89%
Gilead Sciences, Inc.
0.75	%,	09/29/2023		250,000	250,012

Chemicals — 2.35%
Westlake Chemical Corp.
3.60	%,	07/15/2022		200,000	203,322

Electric — 5.79%
Black Hills Corp.
1.04	%,	08/23/2024		250,000	250,024
Dominion Energy, Inc.
(3-month USD LIBOR + 0.53%),
0.65	%,	09/15/2023		150,000	150,036
Florida Power & Light Co.
(3-month Secured Overnight Financing Rate + 0.25%),
0.30	%,	05/10/2023		100,000	100,013
					$500,073

Food — 2.89%
Nestle Holdings, Inc.
0.61	%,	09/14/2024	(a)	250,000	250,078

Healthcare — Products — 2.90%
PerkinElmer, Inc.
0.55	%,	09/15/2023		250,000	250,207

Healthcare — Services — 2.89%
Humana, Inc.
0.65	%,	08/03/2023		250,000	250,162

Household Products/Wares — 2.89%
Avery Dennison Corp.
0.85	%,	08/15/2024		250,000	250,069

Insurance		— 2.92%
Metropolitan Life Global Funding I
0.90	%,	06/08/2023	(a)	250,000	252,414

Miscellaneous Manufacture — 2.92%
Siemens Financieringsmaatschappij NV
(3-month Secured Overnight Financing Rate + 0.43%),
0.48	%,	03/11/2024	(a)	250,000	252,115

Oil & Gas — 4.79%
Suncor Energy, Inc.
2.80	%,	05/15/2023		400,000	413,969

Pipelines — 3.10%
ONEOK Partners LP
5.00	%,	09/15/2023		250,000	267,499

Retail — 2.32%
McDonald's Corp.
(3-month USD LIBOR + 0.43%),
0.56	%,	10/28/2021		200,000	200,054

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2021 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Software — 0.29%
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	$25,000	$25,014

Telecommunications — 7.09%
AT&T, Inc.
2.63%, 12/01/2022	221,000	225,505
NTT Finance Corp.
0.37%, 03/03/2023 (a)	200,000	200,161
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III
LLC
4.74%, 03/20/2025 (a)	175,000	186,900
		$612,566
TOTAL BONDS		$8,422,171
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS —	Principal
1.73%	Amount	Value

Sovereign — 1.73%
U.S. Treasury Bill
0.08%, 10/21/2021 (b)	$150,000	$149,994
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$149,994
INVESTMENT COMPANIES — 0.62%	Shares Held	Value

Money Market Fund — 0.62%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (c)	53,323	$53,323
TOTAL INVESTMENT COMPANIES		$53,323
Total Investments		$8,625,488
Other Assets and Liabilities — 0.18%		15,155
Total Net Assets — 100.00%		$8,640,643

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,463,706 or 28.51% of net assets.
(b)	Discount Rate
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.36%
Asset-Backed Securities	19.68%
Consumer, Non-cyclical	16.78%
Energy	7.89%
Communications	7.09%
Utilities	5.79%
Industrial	2.92%
Basic Materials	2.35%
Consumer, Cyclical	2.31%
Government	1.74%
Money Market Fund	0.62%
Technology	0.29%
Other Assets and Liabilities	0.18%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Ultra-Short Active Income ETF
September 30, 2021 (unaudited)

	June 30, 2021		Purchases	Sales	September 30, 2021
Affiliated Securities	Value		Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$—		$696,945	$696,945	$—
	$—		$696,945	$696,945	$—

Realized Gain
			Realized	from	Change in
			Gain/Loss on	Capital Gain	Unrealized
	Income (a)		Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$	— $	—	$—
	$—	$	— $	—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.19%	Shares Held	Value

Advertising — 0.33%
Interpublic Group of Cos., Inc.	7,099	$260,320
Omnicom Group, Inc.	2,687	194,700
		$455,020

Aerospace & Defense — 1.00%
General Dynamics Corp.	2,090	409,703
Howmet Aerospace, Inc.	2,903	90,574
L3Harris Technologies, Inc.	773	170,246
Lockheed Martin Corp.	1,115	384,786
Northrop Grumman Corp.	856	308,288
		$1,363,597

Agriculture — 0.31%
Altria Group, Inc.	4,336	197,375
Archer-Daniels-Midland Co.	2,573	154,406
Philip Morris International, Inc.	771	73,083
		$424,864

Airlines — 0.07%
American Airlines Group, Inc. (a)	4,473	91,786

Apparel — 1.16%
Hanesbrands, Inc.	4,975	85,371
NIKE Inc., Class B	3,709	538,658
PVH Corp. (a)	1,625	167,034
Ralph Lauren Corp.	1,524	169,225
Tapestry Inc.	6,437	238,298
Under Armour Inc., Class A (a)	8,065	162,752
Under Armour Inc., Class C (a)	12,566	220,156
		$1,581,494

Auto Manufacturers — 2.56%
Cummins, Inc.	1,088	244,321
Ford Motor Co. (a)	20,708	293,226
General Motors Co. (a)	9,138	481,664
PACCAR, Inc.	1,814	143,161
Tesla, Inc. (a)	3,019	2,341,174
		$3,503,546

Auto Parts & Equipment — 0.16%
Aptiv PLC (a)	816	121,560
BorgWarner, Inc.	2,220	95,926
		$217,486

Banks — 5.93%
Bank of America Corp.	11,759	499,170
Bank of New York Mellon Corp.	2,408	124,831
Citigroup, Inc.	6,836	479,750
Citizens Financial Group, Inc.	4,598	216,014
Comerica, Inc.	1,166	93,863
Fifth Third Bancorp	4,894	207,701
First Republic Bank	1,092	210,625
Goldman Sachs Group, Inc.	1,696	641,139
Huntington Bancshares, Inc.	14,138	218,573
JPMorgan Chase & Co.	11,119	1,820,069
KeyCorp	13,792	298,183
M&T Bank Corp.	745	111,258
Morgan Stanley	4,579	445,583
Northern Trust Corp.	950	102,420
PNC Financial Services Group, Inc.	1,795	351,174
Regions Financial Corp.	14,082	300,087
State Street Corp.	1,297	109,882
SVB Financial Group (a)	543	351,256

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Truist Financial Corp.	8,360	$490,314
U.S. Bancorp	8,263	491,153
Wells Fargo & Co.	6,223	288,809
Zions Bancorp NA	4,283	265,075
		$8,116,929

Beverages — 0.88%
Brown-Forman Corp., Class B	1,404	94,082
Coca-Cola Co.	7,220	378,833
Constellation Brands, Inc., Class A	614	129,364
Molson Coors Beverage Co., Class B	2,053	95,218
Monster Beverage Corp. (a)	1,393	123,740
PepsiCo, Inc.	2,562	385,351
		$1,206,588

Biotechnology — 1.67%
Amgen, Inc.	2,237	475,698
Bio-Rad Laboratories, Inc., Class A (a)	350	261,082
Biogen, Inc. (a)	458	129,609
Corteva, Inc.	5,501	231,482
Gilead Sciences, Inc.	3,329	232,531
Illumina, Inc. (a)	344	139,530
Moderna, Inc. (a)	1,306	502,627
Regeneron Pharmaceuticals, Inc. (a)	526	318,325
		$2,290,884

Building Materials — 0.90%
Carrier Global Corp.	7,057	365,270
Fortune Brands Home & Security, Inc.	1,849	165,338
Johnson Controls International PLC	4,329	294,718
Martin Marietta Materials, Inc.	523	178,699
Masco Corp.	2,219	123,265
Vulcan Materials Co.	587	99,297
		$1,226,587

Chemicals — 1.37%
Air Products & Chemicals, Inc.	157	40,209
Albemarle Corp.	473	103,573
Celanese Corp.	1,210	182,275
CF Industries Holdings, Inc.	1,838	102,597
Dow, Inc.	2,321	133,597
DuPont de Nemours, Inc.	1,823	123,946
Eastman Chemical Co.	991	99,833
Ecolab, Inc.	180	37,552
FMC Corp.	1,301	119,120
Linde PLC	1,019	298,954
LyondellBasell Industries NV, Class A	1,211	113,652
Mosaic Co.	5,456	194,888
PPG Industries, Inc.	1,070	153,021
Sherwin-Williams Co.	625	174,831
		$1,878,048

Commercial Services — 2.65%
Automatic Data Processing, Inc.	1,876	375,050
Cintas Corp.	324	123,334
Equifax, Inc.	787	199,442
FleetCor Technologies, Inc. (a)	313	81,778
Gartner, Inc. (a)	609	185,063
Global Payments, Inc.	683	107,627
IHS Markit Ltd.	2,294	267,526
MarketAxess Holdings, Inc.	179	75,304
Moody's Corp.	448	159,089

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Commercial Services (continued)
Nielsen Holdings PLC	9,024	$173,171
PayPal Holdings, Inc. (a)	3,353	872,484
Quanta Services, Inc.	1,692	192,583
Robert Half International, Inc.	1,847	185,309
Rollins, Inc.	1,804	63,735
S&P Global, Inc.	531	225,617
United Rentals, Inc. (a)	623	218,629
Verisk Analytics, Inc.	612	122,565
		$3,628,306

Computers — 8.05%
Accenture PLC, Class A	2,107	$674,072
Apple, Inc.	58,428	8,267,562
Cognizant Technology Solutions Corp., Class A	3,483	258,473
DXC Technology Co. (a)	2,510	84,361
Fortinet, Inc. (a)	743	216,986
Hewlett Packard Enterprise Co.	15,104	215,232
HP, Inc.	8,536	233,545
International Business Machines Corp.	2,101	291,892
Leidos Holdings, Inc.	1,861	178,898
NetApp, Inc.	2,266	203,396
Seagate Technology Holdings PLC	2,393	197,470
Western Digital Corp. (a)	3,533	199,403
		$11,021,290

Distribution/Wholesale — 0.63%
Copart, Inc. (a)	850	117,912
Fastenal Co.	2,298	118,600
LKQ Corp. (a)	5,189	261,110
Pool Corp.	383	166,379
WW Grainger, Inc.	518	203,605
		$867,606

Diversified Financial Services — 4.08%
American Express Co.	3,435	575,466
Ameriprise Financial, Inc.	420	110,930
BlackRock, Inc.	551	462,102
Capital One Financial Corp.	2,831	458,537
Cboe Global Markets, Inc.	1,560	193,222
Charles Schwab Corp.	5,191	378,112
CME Group, Inc.	235	45,444
Discover Financial Services	2,734	335,872
Franklin Resources, Inc.	5,853	173,951
Intercontinental Exchange, Inc.	1,491	171,197
Invesco Ltd.	7,354	177,305
Mastercard, Inc., Class A	1,325	460,676
Nasdaq, Inc.	1,103	212,901
Raymond James Financial, Inc.	3,045	280,993
Synchrony Financial	6,363	311,023
T Rowe Price Group, Inc.	1,328	261,218
Visa, Inc.	3,854	858,478
Western Union Co.	5,791	117,094
		$5,584,521

Electric — 1.16%
Alliant Energy Corp.	433	24,239
Ameren Corp.	329	26,649
American Electric Power Co., Inc.	423	34,339
CenterPoint Energy, Inc.	4,827	118,744
CMS Energy Corp.	1,711	102,198
Consolidated Edison, Inc.	397	28,818
Dominion Energy, Inc.	562	41,037

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric (continued)
DTE Energy Co.	1,211	$135,281
Duke Energy Corp.	483	47,136
Edison International	478	26,515
Entergy Corp.	265	26,317
Evergy, Inc.	3,062	190,456
Eversource Energy	364	29,761
Exelon Corp.	3,426	165,613
FirstEnergy Corp.	3,472	123,673
NextEra Energy, Inc.	969	76,086
NRG Energy, Inc.	4,381	178,876
Pinnacle West Capital Corp.	310	22,432
PPL Corp.	967	26,960
Public Service Enterprise Group, Inc.	509	30,998
Sempra Energy	270	34,155
Southern Co.	701	43,441
WEC Energy Group, Inc.	333	29,371
Xcel Energy, Inc.	510	31,875
		$1,594,970

Electrical Components & Equipment — 0.54%
AMETEK, Inc.	946	117,314
Emerson Electric Co.	4,715	444,153
Generac Holdings, Inc. (a)	442	180,632
		$742,099

Electronics — 1.52%
Agilent Technologies, Inc.	1,694	266,856
Allegion PLC	1,410	186,374
Amphenol Corp., Class A	1,899	139,064
Fortive Corp.	1,958	138,176
Garmin Ltd.	1,305	202,875
Honeywell International, Inc.	346	73,449
Keysight Technologies, Inc. (a)	1,348	221,463
Mettler-Toledo International, Inc. (a)	160	220,377
TE Connectivity Ltd.	1,938	265,932
Trimble, Inc. (a)	2,087	171,656
Waters Corp. (a)	547	195,443
		$2,081,665

Energy — Alternate Sources — 0.07%
Enphase Energy, Inc. (a)	645	96,731

Engineering & Construction — 0.22%
Jacobs Engineering Group, Inc.	2,276	301,638

Entertainment — 0.21%
Caesars Entertainment, Inc. (a)	941	105,656
Live Nation Entertainment, Inc. (a)	1,003	91,403
Penn National Gaming, Inc. (a)	1,305	94,560
		$291,619

Environmental Control — 0.29%
Pentair PLC	2,823	205,034
Republic Services, Inc.	235	28,214
Waste Management, Inc.	1,083	161,757
		$395,005

Food — 1.47%
Campbell Soup Co.	2,782	116,315
Conagra Brands, Inc.	6,166	208,842
General Mills, Inc.	4,285	256,329
Hershey Co.	1,322	223,749
Hormel Foods Corp.	583	23,903

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
J M Smucker Co.	1,037	$124,471
Kellogg Co.	2,041	130,461
Kraft Heinz Co.	3,889	143,193
Kroger Co.	5,595	226,206
Lamb Weston Holdings, Inc.	1,577	96,780
McCormick & Co., Inc.	1,287	104,286
Mondelez International, Inc., Class A	3,807	221,491
Tyson Foods, Inc., Class A	1,816	143,355
		$2,019,381

Forest Products & Paper — 0.17%
International Paper Co.	4,227	236,374

Gas — 0.03%
Atmos Energy Corp.	269	23,726
NiSource, Inc.	959	23,236
		$46,962

Hand/Machine Tools — 0.35%
Snap-on, Inc.	1,211	253,038
Stanley Black & Decker, Inc.	1,309	229,481
		$482,519

Healthcare — Products — 3.30%
Abbott Laboratories	3,259	384,986
Align Technology, Inc. (a)	352	234,231
Baxter International, Inc.	427	34,343
Bio-Techne Corp.	189	91,584
Boston Scientific Corp. (a)	961	41,698
Cooper Cos., Inc.	499	206,242
Danaher Corp.	2,135	649,979
DENTSPLY SIRONA, Inc.	1,677	97,350
Edwards Lifesciences Corp. (a)	2,913	329,781
Henry Schein, Inc. (a)	1,256	95,657
Hologic, Inc. (a)	2,423	178,842
IDEXX Laboratories, Inc. (a)	391	243,163
Intuitive Surgical, Inc. (a)	396	393,683
Medtronic PLC	648	81,227
PerkinElmer, Inc.	1,568	271,719
ResMed, Inc.	931	245,365
STERIS PLC	126	25,739
Stryker Corp.	780	205,701
Teleflex, Inc.	202	76,063
Thermo Fisher Scientific, Inc.	714	407,930
West Pharmaceutical Services, Inc.	535	227,129
		$4,522,412

Healthcare — Services — 3.18%
Anthem, Inc.	1,400	521,920
Catalent, Inc. (a)	1,350	179,645
Centene Corp. (a)	2,016	125,617
Charles River Laboratories International, Inc. (a)	474	195,606
DaVita, Inc. (a)	1,675	194,735
HCA Healthcare, Inc.	1,695	411,410
Humana, Inc.	453	176,285
IQVIA Holdings, Inc. (a)	1,094	262,057
Laboratory Corp. of America Holdings (a)	1,173	330,129
Quest Diagnostics, Inc.	1,381	200,673
UnitedHealth Group, Inc.	4,100	1,602,034
Universal Health Services, Inc., Class B	1,164	161,063
		$4,361,174

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders — 0.53%
DR Horton, Inc.	2,374	$199,345
Lennar Corp., Class A	2,058	192,793
NVR, Inc. (a)	36	172,587
PulteGroup, Inc.	3,613	165,909
		$730,634

Home Furnishings — 0.23%
Leggett & Platt, Inc.	3,407	152,770
Whirlpool Corp.	828	168,796
		$321,566

Household Products — 0.89%
Colgate-Palmolive Co.	2,269	171,491
Estee Lauder Cos., Inc., Class A	1,089	326,624
Procter & Gamble Co.	5,191	725,702
		$1,223,817

Household Products/Wares — 0.40%
Avery Dennison Corp.	1,414	292,995
Church & Dwight Co., Inc.	1,299	107,258
Clorox Co.	662	109,634
Kimberly-Clark Corp.	271	35,891
		$545,778

Housewares — 0.12%
Newell Brands, Inc.	7,639	169,127

Insurance — 5.06%
Aflac, Inc.	6,906	360,010
Allstate Corp.	2,946	375,055
American International Group, Inc.	4,913	269,675
Aon PLC	1,112	317,776
Arthur J Gallagher & Co.	819	121,744
Assurant, Inc.	743	117,208
Berkshire Hathaway, Inc., Class B (a)	6,348	1,732,623
Brown & Brown, Inc.	1,699	94,210
Chubb Ltd.	2,993	519,226
Cincinnati Financial Corp.	2,414	275,727
Everest Re Group Ltd.	651	163,258
Globe Life, Inc.	2,076	184,826
Hartford Financial Services Group, Inc.	3,137	220,374
Lincoln National Corp.	2,823	194,081
Loews Corp.	3,548	191,344
Marsh & McLennan Cos., Inc.	1,245	188,530
MetLife, Inc.	4,300	265,439
Progressive Corp.	3,305	298,739
Prudential Financial, Inc.	2,451	257,845
Travelers Cos., Inc.	2,476	376,377
W R Berkley Corp.	2,603	190,488
Willis Towers Watson PLC	904	210,144
		$6,924,699

Internet — 11.86%
Alphabet, Inc., Class A (a)	1,120	2,994,343
Alphabet, Inc., Class C (a)	1,049	2,795,910
Amazon.com, Inc. (a)	1,620	5,321,765
CDW Corp.	1,766	321,447
eBay, Inc.	3,679	256,316
Etsy, Inc. (a)	894	185,916
Expedia Group, Inc. (a)	632	103,585
F5 Networks, Inc. (a)	454	90,246
Facebook, Inc., Class A (a)	8,870	3,010,389
Netflix, Inc. (a)	1,646	1,004,620

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Twitter, Inc. (a)	2,067	$124,826
VeriSign, Inc. (a)	126	25,831
		$16,235,194

Iron & Steel — 0.17%
Nucor Corp.	2,304	226,921

Leisure Time — 0.14%
Carnival Corp. (a)	4,066	101,691
Norwegian Cruise Line Holdings Ltd. (a)	3,285	87,742
		$189,433

Lodging — 0.07%
MGM Resorts International	2,202	95,016

Machinery — Construction & Mining — 0.15%
Caterpillar, Inc.	1,045	200,609

Machinery — Diversified — 1.23%
Deere & Co.	1,583	530,416
Dover Corp.	1,495	232,472
IDEX Corp.	470	97,266
Ingersoll Rand, Inc. (a)	1,914	96,485
Otis Worldwide Corp.	3,249	267,328
Rockwell Automation, Inc.	816	239,937
Westinghouse Air Brake Technologies Corp.	1,166	100,521
Xylem, Inc.	991	122,567
		$1,686,992

Media — 1.42%
Charter Communications, Inc., Class A (a)	331	240,822
Comcast Corp., Class A	8,684	485,696
Discovery, Inc., Class C (a)	3,822	92,760
Discovery, Inc., Class A (a)	3,535	89,718
DISH Network Corp., Class A (a)	2,271	98,698
Fox Corp., Class A	4,461	178,931
Fox Corp., Class A	4,358	161,769
News Corp.	3,737	86,810
News Corp., Class A	7,696	181,087
ViacomCBS, Inc., Class B	4,939	195,140
Walt Disney Co. (a)	789	133,475
		$1,944,906

Mining — 0.30%
Freeport-McMoRan, Inc.	8,379	272,569
Newmont Corp.	2,472	134,229
		$406,798

Miscellaneous Manufacture — 1.33%
3M Co.	2,405	421,885
AO Smith Corp.	2,528	154,385
Eaton Corp. PLC	1,213	181,113
General Electric Co.	1,987	204,721
Illinois Tool Works, Inc.	783	161,791
Parker-Hannifin Corp.	782	218,663
Textron, Inc.	2,800	195,468
Trane Technologies PLC	1,603	276,758
		$1,814,784

Office & Business Equipment — 0.14%
Zebra Technologies Corp. (a)	367	189,159

Oil & Gas — 1.49%
APA Corp.	4,388	94,035

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Oil & Gas (continued)
ConocoPhillips	2,726	$184,741
Devon Energy Corp.	3,093	109,832
Diamondback Energy, Inc.	1,083	102,528
EOG Resources, Inc.	3,434	275,647
Exxon Mobil Corp.	6,098	358,684
Hess Corp.	1,357	105,995
Marathon Oil Corp.	14,628	199,965
Marathon Petroleum Corp.	4,075	251,876
Occidental Petroleum Corp.	7,839	231,878
Pioneer Natural Resources Co.	750	124,882
		$2,040,063

Oil & Gas Services — 0.27%
Halliburton Co.	5,100	110,262
Schlumberger NV	8,794	260,654
		$370,916

Packaging & Containers — 0.54%
Amcor PLC	17,817	206,499
Ball Corp.	1,319	118,671
Packaging Corp. of America	877	120,535
Sealed Air Corp.	3,598	197,134
Westrock Co.	1,999	99,610
		$742,449

Pharmaceuticals — 3.47%
AbbVie, Inc.	6,122	660,380
AmerisourceBergen Corp.	1,078	128,767
Becton Dickinson & Co.	734	180,432
Bristol-Myers Squibb Co.	1,147	67,868
Cardinal Health, Inc.	3,445	170,390
Cigna Corp.	1,468	293,835
CVS Health Corp.	5,596	474,877
Eli Lilly & Co.	1,223	282,574
Johnson & Johnson	6,436	1,039,414
McKesson Corp.	747	148,937
Merck & Co., Inc.	1,209	90,808
Organon & Co.	2,842	93,189
Pfizer, Inc.	18,749	806,394
Viatris, Inc.	7,754	105,067
Zoetis, Inc.	1,085	210,642
		$4,753,574

Pipelines — 0.17%
Kinder Morgan, Inc.	7,356	123,066
ONEOK, Inc.	1,862	107,977
		$231,043

Real Estate — 0.17%
CBRE Group, Inc., Class A (a)	2,456	239,116

REITs — 1.98%
Alexandria Real Estate Equities, Inc.	602	115,024
American Tower Corp.	947	251,343
AvalonBay Communities, Inc.	638	141,406
Crown Castle International Corp.	1,064	184,412
Digital Realty Trust, Inc.	230	33,223
Duke Realty Corp.	2,546	121,877
Equinix, Inc.	56	44,247
Equity Residential	1,331	107,704
Essex Property Trust, Inc.	309	98,800
Extra Space Storage, Inc.	1,229	206,460
Federal Realty Investment Trust	735	86,723

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Healthpeak Properties, Inc.	764	$25,579
Iron Mountain, Inc.	3,697	160,635
Kimco Realty Corp.	4,271	88,623
Mid-America Apartment Communities, Inc.	684	127,737
Prologis, Inc.	426	53,433
Public Storage	908	269,767
Realty Income Corp.	432	28,020
Regency Centers Corp.	1,319	88,808
SBA Communications Corp.	96	31,735
Simon Property Group, Inc.	947	123,082
UDR, Inc.	1,763	93,404
Welltower, Inc.	1,386	114,206
Weyerhaeuser Co.	3,129	111,299
		$2,707,547

Retail — 5.14%
Advance Auto Parts, Inc.	588	122,827
AutoZone, Inc. (a)	153	259,793
Bath & Body Works, Inc.	3,020	190,351
Best Buy Co., Inc.	1,857	196,304
CarMax, Inc. (a)	1,375	175,945
Chipotle Mexican Grill, Inc. (a)	133	241,730
Costco Wholesale Corp.	1,497	672,677
Darden Restaurants, Inc.	1,318	199,637
Dollar General Corp.	1,363	289,147
Dollar Tree, Inc. (a)	1,257	120,320
Domino's Pizza, Inc.	213	101,593
Gap, Inc.	7,252	164,620
Genuine Parts Co.	1,695	205,485
Home Depot, Inc.	2,308	757,624
Lowe's Cos., Inc.	2,269	460,289
McDonald's Corp.	358	86,317
O'Reilly Automotive, Inc. (a)	441	269,478
Ross Stores, Inc.	1,137	123,762
Starbucks Corp.	610	67,289
Target Corp.	2,836	648,792
TJX Cos., Inc.	2,555	168,579
Tractor Supply Co.	1,440	291,758
Ulta Beauty, Inc. (a)	766	276,465
Walgreens Boots Alliance, Inc.	2,564	120,636
Walmart, Inc.	4,864	677,944
Yum! Brands, Inc.	1,222	149,463
		$7,038,825

Savings & Loans — 0.14%
People's United Financial, Inc.	10,824	189,095

Semiconductors — 4.67%
Advanced Micro Devices, Inc. (a)	3,995	411,085
Analog Devices, Inc.	1,972	330,271
Applied Materials, Inc.	3,009	387,349
Broadcom, Inc.	574	278,350
Intel Corp.	11,716	624,228
KLA Corp.	710	237,502
Lam Research Corp.	541	307,910
Microchip Technology, Inc.	781	119,876
Monolithic Power Systems, Inc.	361	174,969
NVIDIA Corp.	9,272	1,920,788
NXP Semiconductors NV	659	129,078
Qorvo, Inc. (a)	1,188	198,622
QUALCOMM, Inc.	3,591	463,167
Skyworks Solutions, Inc.	521	85,850
Teradyne, Inc.	1,509	164,738

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Semiconductors (continued)
Texas Instruments, Inc.	1,766	$339,443
Xilinx, Inc.	1,427	215,463
		$6,388,689

Shipbuilding — 0.13%
Huntington Ingalls Industries, Inc.	943	182,056

Software — 9.23%
Activision Blizzard, Inc.	1,649	127,616
Adobe, Inc. (a)	894	514,694
Akamai Technologies, Inc. (a)	956	99,988
ANSYS, Inc. (a)	259	88,177
Autodesk, Inc. (a)	513	146,292
Broadridge Financial Solutions, Inc.	635	105,816
Cadence Design Systems, Inc. (a)	1,456	220,497
Ceridian HCM Holding, Inc. (a)	844	95,051
Cerner Corp.	2,999	211,490
Electronic Arts, Inc.	257	36,558
Fidelity National Information Services, Inc.	388	47,212
Fiserv, Inc. (a)	398	43,183
Intuit, Inc.	846	456,425
Jack Henry & Associates, Inc.	566	92,858
Microsoft Corp.	27,961	7,882,765
MSCI, Inc.	453	275,578
Oracle Corp.	8,830	769,358
Paychex, Inc.	2,249	252,900
Paycom Software, Inc. (a)	375	185,906
PTC, Inc. (a)	751	89,962
Roper Technologies, Inc.	324	144,546
salesforce.com, Inc. (a)	1,294	350,959
Synopsys, Inc. (a)	764	228,749
Take-Two Interactive Software, Inc. (a)	527	81,195
Tyler Technologies, Inc. (a)	209	95,858
		$12,643,633

Telecommunications — 1.91%
Arista Networks, Inc. (a)	506	173,882
AT&T, Inc.	14,483	391,186
Cisco Systems, Inc.	19,940	1,085,334
Corning, Inc.	3,200	116,768
Juniper Networks, Inc.	4,208	115,804
Lumen Technologies, Inc.	7,821	96,902
Motorola Solutions, Inc.	659	153,099
T-Mobile US, Inc. (a)	366	46,760
Verizon Communications, Inc.	8,088	436,833
		$2,616,568

Textiles — 0.13%
Mohawk Industries, Inc. (a)	1,008	178,819

Toys, Games & Hobbies — 0.07%
Hasbro, Inc.	1,047	93,413

Transportation — 1.29%
CH Robinson Worldwide, Inc.	1,381	120,147
CSX Corp.	1,482	44,075
Expeditors International of Washington, Inc.	1,748	208,239
FedEx Corp.	1,177	258,104
JB Hunt Transport Services, Inc.	1,175	196,484
Kansas City Southern	391	105,820
Norfolk Southern Corp.	173	41,390
Old Dominion Freight Line, Inc.	766	219,061
Union Pacific Corp.	339	66,447

See accompanying notes.

Schedule of Investments
Principal U.S. Large-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation (continued)
United Parcel Service, Inc., Class A	2,770	$504,417
		$1,764,184
Water — 0.09%
American Water Works Co., Inc.	708	119,680
TOTAL COMMON STOCKS		$135,836,204
INVESTMENT COMPANIES — 0.25%	Shares Held	Value
Money Market Fund — 0.25%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	338,339	$338,339
TOTAL INVESTMENT COMPANIES		$338,339
Total Investments		$136,174,543
Other Assets and Liabilities — 0.56%		770,452
Total Net Assets — 100.00%		$136,944,995

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Technology	22.08%
Consumer, Non-cyclical	18.24%
Financial	17.35%
Communications	15.52%
Consumer, Cyclical	11.22%
Industrial	9.48%
Basic Materials	2.01%
Energy	2.00%
Utilities	1.29%
Money Market Fund	0.25%
Other Assets and Liabilities	0.56%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.65%	Shares Held	Value
Apparel — 2.17%
NIKE, Inc., Class B	300,722	$43,673,856
Auto Manufacturers — 1.24%
Tesla, Inc. (a)	32,096	24,889,806
Banks — 5.57%
Bank of America Corp.	1,030,261	43,734,579
JPMorgan Chase & Co.	261,460	42,798,387
Wells Fargo & Co.	548,421	25,452,219
		$111,985,185

Beverages — 5.06%
Coca-Cola Co.	755,155	39,622,983
PepsiCo, Inc.	412,866	62,099,175
		$101,722,158

Commercial Services — 1.14%
PayPal Holdings, Inc. (a)	88,181	22,945,578
Computers — 8.26%
Accenture PLC, Class A	144,267	46,153,899
Apple, Inc.	848,590	120,075,485
		$166,229,384

Diversified Financial Services — 4.01%
Mastercard, Inc., Class A	111,799	38,870,276
Visa, Inc., Class A	188,036	41,885,019
		$80,755,295

Healthcare — Products — 7.12%
Abbott Laboratories	332,322	39,257,198
Danaher Corp.	177,553	54,054,236
Thermo Fisher Scientific, Inc.	87,310	49,882,822
		$143,194,256

Healthcare — Services — 2.08%
UnitedHealth Group, Inc.	107,123	41,857,241
Household Products — 3.00%
Procter & Gamble Co.	431,213	60,283,577
Insurance — 3.10%
Berkshire Hathaway, Inc., Class B (a)	228,595	62,392,719
Internet — 8.21%
Alphabet, Inc., Class A (a)	19,371	51,788,756
Amazon.com, Inc. (a)	12,882	42,317,885
Facebook, Inc., Class A (a)	135,685	46,050,132
Netflix, Inc. (a)	41,050	25,054,457
		$165,211,230

Media — 3.87%
Comcast Corp., Class A	738,555	41,307,381
Walt Disney Co. (a)	215,674	36,485,571
		$77,792,952

Oil & Gas — 3.04%
Chevron Corp.	379,822	38,532,942
Exxon Mobil Corp.	383,605	22,563,646
		$61,096,588

Pharmaceuticals — 12.54%
AbbVie, Inc.	368,264	39,724,638
Eli Lilly & Co.	115,332	26,647,459

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Johnson & Johnson	355,334	$57,386,441
Merck & Co., Inc.	787,195	59,126,216
Pfizer, Inc.	1,611,906	69,328,077
		$252,212,831

Retail — 7.28%
Home Depot, Inc.	130,515	42,842,854
McDonald's Corp.	260,547	62,820,487
Walmart, Inc.	293,054	40,845,867
		$146,509,208

Semiconductors — 5.66%
Broadcom, Inc.	46,201	22,404,251
Intel Corp.	334,389	17,816,246
NVIDIA Corp.	160,630	33,276,111
Texas Instruments, Inc.	210,611	40,481,540
		$113,978,148

Software — 9.78%
Adobe, Inc. (a)	84,065	48,397,902
Microsoft Corp.	169,048	47,658,012
Oracle Corp.	568,150	49,502,909
salesforce.com, Inc. (a)	188,622	51,158,059
		$196,716,882

Telecommunications — 6.52%
AT&T, Inc.	1,929,281	52,109,880
Cisco Systems, Inc.	772,842	42,065,790
Verizon Communications, Inc.	685,062	37,000,199
		$131,175,869
TOTAL COMMON STOCKS		$2,004,622,763
INVESTMENT COMPANIES — 0.31%	Shares Held	Value
Money Market Fund — 0.31%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	6,189,464	$6,189,464
TOTAL INVESTMENT COMPANIES		$6,189,464
Total Investments		$2,010,812,227
Other Assets and Liabilities — 0.04%		764,309
Total Net Assets — 100.00%		$2,011,576,536

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	30.93%
Technology	23.71%
Communications	18.60%
Financial	12.68%
Consumer, Cyclical	10.69%
Energy	3.04%
Money Market Fund	0.31%
Other Assets and Liabilities	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.16%	Shares Held	Value

Aerospace & Defense — 0.83%
AAR Corp. (a)	343	$11,123
Aerojet Rocketdyne Holdings, Inc.	289	12,586
AeroVironment, Inc. (a)	81	6,992
Barnes Group, Inc.	56	2,337
Moog, Inc., Class A	138	10,520
National Presto Industries, Inc.	18	1,477
Park Aerospace Corp.	95	1,300
Triumph Group, Inc. (a)	297	5,533
		$51,868

Agriculture — 0.86%
Andersons, Inc.	529	16,309
Fresh Del Monte Produce, Inc.	421	13,565
Universal Corp.	170	8,216
Vector Group Ltd.	1,242	15,835
		$53,925

Airlines — 0.14%
SkyWest, Inc. (a)	176	8,684

Apparel — 1.32%
Fossil Group, Inc. (a)	730	8,651
Kontoor Brands, Inc.	459	22,927
Oxford Industries, Inc.	208	18,755
Steven Madden Ltd.	433	17,389
Unifi, Inc. (a)	562	12,325
Wolverine World Wide, Inc.	85	2,536
		$82,583

Auto Manufacturers — 0.11%
Wabash National Corp.	471	7,126

Auto Parts & Equipment — 1.42%
American Axle & Manufacturing Holdings, Inc. (a)	680	5,991
Dorman Products, Inc. (a)	115	10,887
Gentherm, Inc. (a)	235	19,018
Meritor, Inc. (a)	313	6,670
Methode Electronics, Inc.	505	21,235
Motorcar Parts of America, Inc. (a)	446	8,697
Standard Motor Products, Inc.	283	12,370
Titan International, Inc. (a)	543	3,888
		$88,756

Banks — 15.23%
Allegiance Bancshares, Inc.	314	11,979
Ameris Bancorp	576	29,883
BancFirst Corp.	227	13,647
Bancorp, Inc. (a)	752	19,138
BankUnited, Inc.	761	31,825
Banner Corp.	390	21,532
Cadence BanCorp	1,169	25,671
Central Pacific Financial Corp.	371	9,527
City Holding Co.	98	7,635
Columbia Banking System, Inc.	466	17,703
Community Bank System, Inc.	197	13,479
Customers Bancorp, Inc. (a)	422	18,155
CVB Financial Corp.	539	10,979
Dime Community Bancshares, Inc.	334	10,909
Eagle Bancorp, Inc.	409	23,518
FB Financial Corp.	193	8,276
First BanCorp	1,986	26,116
First Bancorp/Southern Pines	459	19,742
First Commonwealth Financial Corp.	1,491	20,322

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
First Financial Bancorp	992	$23,223
First Hawaiian, Inc.	699	20,516
First Midwest Bancorp, Inc.	1,337	25,416
Flagstar Bancorp, Inc.	555	28,183
Great Western Bancorp, Inc.	641	20,986
Hanmi Financial Corp.	737	14,784
Heritage Financial Corp.	269	6,860
Hilltop Holdings, Inc.	739	24,143
HomeStreet, Inc.	312	12,839
Hope Bancorp, Inc.	1,443	20,837
Independent Bank Corp.	140	10,661
Independent Bank Group, Inc.	399	28,345
Lakeland Financial Corp.	225	16,029
Meta Financial Group, Inc.	382	20,047
National Bank Holdings Corp., Class A	357	14,451
NBT Bancorp, Inc.	432	15,604
OFG Bancorp	465	11,727
Old National Bancorp	1,224	20,747
Park National Corp.	132	16,097
Preferred Bank	266	17,737
Renasant Corp.	464	16,727
S&T Bancorp, Inc.	596	17,564
Seacoast Banking Corp. of Florida	405	13,693
ServisFirst Bancshares, Inc.	308	23,962
Simmons First National Corp., Class A	1,065	31,481
Southside Bancshares, Inc.	371	14,206
Tompkins Financial Corp.	160	12,946
Triumph Bancorp, Inc. (a)	159	15,921
TrustCo Bank Corp.	219	7,001
Trustmark Corp.	537	17,302
United Community Banks, Inc.	919	30,162
Veritex Holdings, Inc.	415	16,334
Walker & Dunlop, Inc.	165	18,728
Westamerica BanCorp	146	8,214
		$953,509

Beverages — 0.78%
Celsius Holdings, Inc. (a)	103	9,279
Coca-Cola Consolidated, Inc.	58	22,863
MGP Ingredients, Inc.	174	11,327
National Beverage Corp.	107	5,617
		$49,086

Biotechnology — 0.60%
Innoviva, Inc. (a)	790	13,201
Myriad Genetics, Inc. (a)	236	7,620
Organogenesis Holdings, Inc. (a)	653	9,299
Vericel Corp. (a)	149	7,271
		$37,391

Chemicals — 2.27%
AdvanSix, Inc. (a)	434	17,251
American Vanguard Corp.	415	6,246
Balchem Corp.	28	4,062
Ferro Corp. (a)	417	8,482
GCP Applied Technologies, Inc. (a)	366	8,023
Hawkins, Inc.	285	9,941
HB Fuller Co.	354	22,854
Innospec, Inc.	28	2,358
Koppers Holdings, Inc. (a)	320	10,003
Kraton Corp. (a)	137	6,253
Quaker Chemical Corp.	50	11,886
Rayonier Advanced Materials, Inc. (a)	678	5,085

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Rogers Corp. (a)	102	$19,021
Stepan Co.	93	10,503
		$141,968

Coal — 0.32%
CONSOL Energy, Inc. (a)	410	10,668
SunCoke Energy, Inc.	1,509	9,477
		$20,145

Commercial Services — 4.27%
Aaron's Co., Inc.	208	5,728
ABM Industries, Inc.	474	21,335
Adtalem Global Education, Inc. (a)	256	9,679
Alarm.com Holdings, Inc. (a)	165	12,901
AMN Healthcare Services, Inc. (a)	266	30,524
CoreCivic, Inc. (a)	690	6,141
CorVel Corp. (a)	82	15,270
Cross Country Healthcare, Inc. (a)	220	4,673
Deluxe Corp.	358	12,849
EVERTEC, Inc.	241	11,019
Forrester Research, Inc. (a)	120	5,911
Green Dot Corp., Class A (a)	57	2,869
Heidrick & Struggles International, Inc.	278	12,407
Kelly Services, Inc., Class A	280	5,286
Korn Ferry	493	35,673
Medifast, Inc.	38	7,320
Monro, Inc.	40	2,300
Perdoceo Education Corp. (a)	672	7,096
Rent-A-Center, Inc.	499	28,049
Resources Connection, Inc.	420	6,628
Strategic Education, Inc.	30	2,115
TrueBlue, Inc. (a)	399	10,805
Viad Corp. (a)	109	4,950
WW International, Inc. (a)	311	5,676
		$267,204

Computers — 1.37%
3D Systems Corp. (a)	337	9,291
ExlService Holdings, Inc. (a)	202	24,870
Insight Enterprises, Inc. (a)	339	30,537
TTEC Holdings, Inc.	158	14,778
Unisys Corp. (a)	254	6,386
		$85,862

Construction Materials — 1.96%
AAON, Inc.	166	10,846
American Woodmark Corp. (a)	92	6,014
Apogee Enterprises, Inc.	287	10,837
Boise Cascade Co.	278	15,006
Gibraltar Industries, Inc. (a)	37	2,577
Griffon Corp.	488	12,005
Patrick Industries, Inc.	255	21,242
PGT Innovations, Inc. (a)	375	7,163
SPX Corp. (a)	205	10,957
UFP Industries, Inc.	385	26,172
		$122,819

Distribution/Wholesale — 1.02%
G-III Apparel Group Ltd. (a)	597	16,895
Resideo Technologies, Inc. (a)	1,192	29,550
ScanSource, Inc. (a)	158	5,497

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale (continued)
Veritiv Corp. (a)	135	$12,090
		$64,032

Diversified Financial Services — 3.32%
B Riley Financial, Inc.	268	15,823
Blucora, Inc. (a)	645	10,055
Brightsphere Investment Group, Inc.	309	8,074
Encore Capital Group, Inc. (a)	306	15,077
Enova International, Inc. (a)	525	18,139
EZCORP, Inc., Class A (a)	188	1,423
Greenhill & Co., Inc.	561	8,202
Mr Cooper Group, Inc. (a)	813	33,471
Piper Sandler Cos.	170	23,538
PRA Group, Inc. (a)	406	17,109
StoneX Group, Inc. (a)	203	13,378
Virtus Investment Partners, Inc.	80	24,826
WisdomTree Investments, Inc.	750	4,252
World Acceptance Corp. (a)	78	14,787
		$208,154

Electric — 0.14%
Avista Corp.	72	2,817
Unitil Corp.	138	5,903
		$8,720

Electrical Components & Equipment — 0.64%
Encore Wire Corp.	250	23,708
Insteel Industries, Inc.	397	15,106
Powell Industries, Inc.	53	1,302
		$40,116

Electronics — 2.40%
Advanced Energy Industries, Inc.	220	19,305
Badger Meter, Inc.	196	19,823
Benchmark Electronics, Inc.	278	7,425
Brady Corp., Class A	374	18,962
Comtech Telecommunications Corp.	174	4,456
FARO Technologies, Inc. (a)	28	1,843
Knowles Corp. (a)	500	9,370
Mesa Laboratories, Inc.	7	2,117
OSI Systems, Inc. (a)	97	9,196
Plexus Corp. (a)	214	19,134
Sanmina Corp. (a)	495	19,077
TTM Technologies, Inc. (a)	684	8,598
Vicor Corp. (a)	84	11,269
		$150,575

Energy — Alternate Sources — 0.18%
Green Plains, Inc. (a)	200	6,530
REX American Resources Corp. (a)	60	4,792
		$11,322

Engineering & Construction — 1.44%
Arcosa, Inc.	53	2,659
Comfort Systems USA, Inc.	272	19,399
Exponent, Inc.	284	32,135
Granite Construction, Inc.	349	13,803
MYR Group, Inc. (a)	221	21,989
		$89,985

Entertainment — 0.08%
Monarch Casino & Resort, Inc. (a)	75	5,024

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Environmental Control — 0.03%
U.S. Ecology, Inc. (a)	53	$1,715

Food — 1.24%
B&G Foods, Inc.	229	6,845
Cal-Maine Foods, Inc.	55	1,989
Calavo Growers, Inc.	40	1,530
Chefs' Warehouse, Inc. (a)	163	5,309
J & J Snack Foods Corp.	16	2,445
John B Sanfilippo & Son, Inc.	88	7,191
Seneca Foods Corp., Class A (a)	101	4,870
Simply Good Foods Co. (a)	328	11,313
SpartanNash Co.	266	5,825
TreeHouse Foods, Inc. (a)	271	10,807
United Natural Foods, Inc. (a)	402	19,465
		$77,589

Food Service — 0.26%
Healthcare Services Group, Inc.	661	16,518

Forest Products & Paper — 0.68%
Clearwater Paper Corp. (a)	146	5,596
Domtar Corp. (a)	151	8,236
Glatfelter Corp.	468	6,599
Mercer International, Inc.	1,104	12,795
Neenah, Inc.	35	1,631
Schweitzer-Mauduit International, Inc.	230	7,972
		$42,829

Gas — 0.32%
Chesapeake Utilities Corp.	79	9,484
Northwest Natural Holding Co.	170	7,818
South Jersey Industries, Inc.	121	2,573
		$19,875

Hand/Machine Tools — 0.19%
Franklin Electric Co., Inc.	149	11,898

Healthcare — Products — 2.43%
AngioDynamics, Inc. (a)	205	5,318
Avanos Medical, Inc. (a)	65	2,028
BioLife Solutions, Inc. (a)	121	5,121
Cardiovascular Systems, Inc. (a)	58	1,904
CONMED Corp.	182	23,811
Cutera, Inc. (a)	97	4,520
Hanger, Inc. (a)	327	7,181
Inogen, Inc. (a)	107	4,611
Integer Holdings Corp. (a)	127	11,346
Lantheus Holdings, Inc. (a)	243	6,240
LeMaitre Vascular, Inc.	221	11,733
Meridian Bioscience, Inc. (a)	540	10,390
Merit Medical Systems, Inc. (a)	319	22,904
Natus Medical, Inc. (a)	66	1,655
Omnicell, Inc. (a)	133	19,741
Orthofix Medical, Inc. (a)	41	1,563
Surmodics, Inc. (a)	29	1,613
Tactile Systems Technology, Inc. (a)	109	4,845
Varex Imaging Corp. (a)	191	5,386
		$151,910

Healthcare — Services — 2.76%
Addus HomeCare Corp. (a)	92	7,337
Community Health Systems, Inc. (a)	1,107	12,952
Ensign Group, Inc.	334	25,013
Fulgent Genetics, Inc. (a)	226	20,329

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services (continued)
Joint Corp. (a)	114	$11,174
Magellan Health, Inc. (a)	27	2,553
MEDNAX, Inc. (a)	270	7,676
ModivCare, Inc. (a)	88	15,982
Pennant Group, Inc. (a)	155	4,354
RadNet, Inc. (a)	391	11,460
Select Medical Holdings Corp.	974	35,230
Tivity Health, Inc. (a)	565	13,029
U.S. Physical Therapy, Inc.	52	5,751
		$172,840

Home Builders — 2.33%
Cavco Industries, Inc. (a)	39	9,233
Century Communities, Inc.	327	20,094
Installed Building Products, Inc.	72	7,715
LCI Industries	173	23,291
LGI Homes, Inc. (a)	129	18,306
M/I Homes, Inc. (a)	229	13,236
MDC Holdings, Inc.	356	16,632
Meritage Homes Corp. (a)	210	20,370
Winnebago Industries, Inc.	232	16,809
		$145,686

Home Furnishings — 1.03%
Daktronics, Inc. (a)	1,060	5,756
Ethan Allen Interiors, Inc.	622	14,741
iRobot Corp. (a)	194	15,229
Sleep Number Corp. (a)	235	21,968
Universal Electronics, Inc. (a)	138	6,797
		$64,491

Household Products — 0.61%
Edgewell Personal Care Co.	466	16,916
elf Beauty, Inc. (a)	268	7,785
Inter Parfums, Inc.	184	13,758
		$38,459

Household Products/Wares — 0.80%
Central Garden & Pet Co. (a)	221	10,608
Central Garden & Pet Co. (a)	371	15,953
Quanex Building Products Corp.	541	11,583
WD-40 Co.	53	12,268
		$50,412

Housewares — 0.09%
Tupperware Brands Corp. (a)	276	5,829

Insurance — 2.41%
Ambac Financial Group, Inc. (a)	112	1,604
American Equity Investment Life Holding Co.	557	16,470
AMERISAFE, Inc.	128	7,188
Assured Guaranty Ltd.	200	9,362
Employers Holdings, Inc.	185	7,306
Genworth Financial, Inc. (a)	2,083	7,811
HCI Group, Inc.	42	4,652
Horace Mann Educators Corp.	393	15,637
NMI Holdings, Inc., Class A (a)	754	17,048
ProAssurance Corp.	239	5,683
Safety Insurance Group, Inc.	170	13,473
Selectquote, Inc. (a)	474	6,129
SiriusPoint Ltd. (a)	775	7,177
Stewart Information Services Corp.	253	16,005
United Fire Group, Inc.	216	4,990

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Universal Insurance Holdings, Inc.	793	$10,341
		$150,876

Internet — 1.81%
Cogent Communications Holdings, Inc.	40	2,834
ePlus, Inc. (a)	140	14,365
HealthStream, Inc. (a)	56	1,601
Liquidity Services, Inc. (a)	186	4,019
Perficient, Inc. (a)	202	23,371
QuinStreet, Inc. (a)	94	1,651
Shutterstock, Inc.	141	15,978
Stamps.com, Inc. (a)	109	35,947
TechTarget, Inc. (a)	166	13,682
		$113,448

Iron & Steel — 0.21%
Allegheny Technologies, Inc. (a)	425	7,068
Carpenter Technology Corp.	187	6,122
		$13,190

Leisure Time — 0.25%
Vista Outdoor, Inc. (a)	384	15,479

Machinery — Diversified — 2.42%
Alamo Group, Inc.	100	13,953
Albany International Corp., Class A	135	10,377
Applied Industrial Technologies, Inc.	369	33,258
Chart Industries, Inc. (a)	81	15,480
DXP Enterprises, Inc. (a)	324	9,581
Ichor Holdings Ltd. (a)	391	16,066
Lindsay Corp.	55	8,348
SPX FLOW, Inc.	118	8,626
Tennant Co.	117	8,652
Watts Water Technologies, Inc.	161	27,063
		$151,404

Media — 1.33%
AMC Networks, Inc., Class A (a)	389	18,124
EW Scripps Co., Class A	925	16,705
Gannett Co., Inc. (a)	2,351	15,705
Meredith Corp. (a)	459	25,566
Scholastic Corp.	205	7,308
		$83,408

Metal Fabrication & Hardware — 1.05%
AZZ, Inc.	271	14,417
Mueller Industries, Inc.	633	26,016
Olympic Steel, Inc.	351	8,551
Standex International Corp.	75	7,418
TimkenSteel Corp. (a)	708	9,261
		$65,663

Mining — 0.41%
Arconic Corp. (a)	300	9,462
Kaiser Aluminum Corp.	59	6,429
Livent Corp. (a)	424	9,798
		$25,689

Miscellaneous Manufacture — 1.98%
Enerpac Tool Group Corp.	86	1,783
EnPro Industries, Inc.	27	2,352
ESCO Technologies, Inc.	31	2,387

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Fabrinet (a)	229	$23,475
Federal Signal Corp.	261	10,080
Haynes International, Inc.	113	4,209
Hillenbrand, Inc.	723	30,836
Lydall, Inc. (a)	86	5,340
Materion Corp.	114	7,825
Myers Industries, Inc.	310	6,067
Raven Industries, Inc. (a)	121	6,971
Sturm Ruger & Co., Inc.	103	7,599
Trinseo SA	278	15,006
		$123,930

Office & Business Equipment — 0.10%
Pitney Bowes, Inc.	853	6,150

Office Furnishings — 0.40%
HNI Corp.	248	9,107
Interface, Inc.	1,057	16,013
		$25,120

Oil & Gas — 1.98%
Bonanza Creek Energy, Inc.	275	13,173
Callon Petroleum Co. (a)	153	7,509
Helmerich & Payne, Inc.	317	8,689
Laredo Petroleum, Inc. (a)	64	5,188
Matador Resources Co.	295	11,222
Nabors Industries Ltd. (a)	114	10,999
Par Pacific Holdings, Inc. (a)	294	4,622
Patterson-UTI Energy, Inc.	726	6,534
PDC Energy, Inc.	248	11,753
Penn Virginia Corp. (a)	378	10,081
Range Resources Corp. (a)	633	14,325
SM Energy Co.	356	9,391
Southwestern Energy Co. (a)	1,893	10,487
		$123,973

Oil & Gas Services — 0.80%
Archrock, Inc.	759	6,262
Bristow Group, Inc. (a)	173	5,506
Helix Energy Solutions Group, Inc. (a)	1,334	5,176
NOW, Inc. (a)	753	5,760
Oceaneering International, Inc. (a)	930	12,388
Oil States International, Inc. (a)	785	5,016
U.S. Silica Holdings, Inc. (a)	1,240	9,908
		$50,016

Packaging & Containers — 0.38%
Matthews International Corp., Class A	229	7,944
O-I Glass, Inc. (a)	1,093	15,597
		$23,541

Pharmaceuticals — 2.16%
Amphastar Pharmaceuticals, Inc. (a)	85	1,616
Collegium Pharmaceutical, Inc. (a)	267	5,271
Corcept Therapeutics, Inc. (a)	120	2,362
Eagle Pharmaceuticals, Inc. (a)	29	1,618
Enanta Pharmaceuticals, Inc. (a)	33	1,875
Endo International PLC (a)	1,644	5,326
Heska Corp. (a)	32	8,273
Owens & Minor, Inc.	731	22,873
Pacira BioSciences, Inc. (a)	184	10,304
Phibro Animal Health Corp., Class A	490	10,555
Prestige Consumer Healthcare, Inc. (a)	518	29,065

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (a)	250	$6,667
uniQure NV (a)	338	10,819
USANA Health Sciences, Inc. (a)	147	13,553
Vanda Pharmaceuticals, Inc. (a)	290	4,971
		$135,148

Real Estate — 0.69%
Alexander & Baldwin, Inc.	366	8,579
Marcus & Millichap, Inc. (a)	194	7,880
RE/MAX Holdings, Inc., Class A	215	6,699
Realogy Holdings Corp. (a)	827	14,506
St. Joe Co.	138	5,810
		$43,474

REITs — 5.57%
Acadia Realty Trust	319	6,511
Agree Realty Corp.	231	15,299
American Assets Trust, Inc.	60	2,245
Apollo Commercial Real Estate Finance, Inc.	1,065	15,794
Armada Hoffler Properties, Inc.	124	1,658
ARMOUR Residential REIT, Inc.	157	1,692
Brandywine Realty Trust	190	2,550
Capstead Mortgage Corp.	1,003	6,710
CareTrust REIT, Inc.	444	9,022
Centerspace	78	7,371
Community Healthcare Trust, Inc.	149	6,733
DiamondRock Hospitality Co. (a)	729	6,889
Diversified Healthcare Trust	1,581	5,359
Easterly Government Properties, Inc.	419	8,656
Ellington Financial, Inc.	665	12,163
Essential Properties Realty Trust, Inc.	765	21,359
Four Corners Property Trust, Inc.	345	9,267
GEO Group, Inc.	1,496	11,175
Getty Realty Corp.	64	1,876
Global Net Lease, Inc.	131	2,099
Granite Point Mortgage Trust, Inc.	691	9,100
Independence Realty Trust, Inc.	466	9,483
Industrial Logistics Properties Trust	332	8,436
Innovative Industrial Properties, Inc.	57	13,177
iStar, Inc.	347	8,703
Kite Realty Group Trust	310	6,312
KKR Real Estate Finance Trust, Inc.	307	6,478
Lexington Realty Trust	255	3,251
LTC Properties, Inc.	60	1,901
New York Mortgage Trust, Inc.	1,943	8,277
NexPoint Residential Trust, Inc.	33	2,042
Office Properties Income Trust	75	1,900
PennyMac Mortgage Investment Trust	465	9,156
Ready Capital Corp.	434	6,263
Redwood Trust, Inc.	1,089	14,037
Retail Opportunity Investments Corp.	405	7,055
Retail Properties of America, Inc., Class A	641	8,256
RPT Realty	401	5,117
Safehold, Inc.	89	6,398
Saul Centers, Inc.	131	5,772
SITE Centers Corp.	525	8,106
Tanger Factory Outlet Centers, Inc.	376	6,129
Two Harbors Investment Corp.	1,557	9,871
Uniti Group, Inc.	240	2,969
Universal Health Realty Income Trust	110	6,080
Urstadt Biddle Properties, Inc.	301	5,698
Washington Real Estate Investment Trust	100	2,475
Whitestone REIT	542	5,301

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

REITs (continued)
Xenia Hotels & Resorts, Inc. (a)	385	$6,830
		$349,001

Retail — 9.29%
Abercrombie & Fitch Co., Class A (a)	603	22,691
America's Car-Mart, Inc. (a)	85	9,926
Asbury Automotive Group, Inc. (a)	160	31,478
Barnes & Noble Education, Inc. (a)	371	3,706
Bed Bath & Beyond, Inc. (a)	693	11,972
Big Lots, Inc.	286	12,401
Bloomin' Brands, Inc. (a)	852	21,300
Boot Barn Holdings, Inc. (a)	175	15,552
Brinker International, Inc. (a)	161	7,897
Buckle, Inc.	409	16,192
Caleres, Inc.	443	9,843
Cato Corp.	496	8,204
Chico's FAS, Inc. (a)	890	3,996
Children's Place, Inc. (a)	199	14,977
Chuy's Holdings, Inc. (a)	311	9,806
Conn's, Inc. (a)	373	8,516
Dave & Buster's Entertainment, Inc. (a)	155	5,941
Designer Brands, Inc., Class A (a)	344	4,792
Dine Brands Global, Inc. (a)	79	6,416
El Pollo Loco Holdings, Inc. (a)	592	10,005
Fiesta Restaurant Group, Inc. (a)	401	4,395
Genesco, Inc. (a)	170	9,814
GMS, Inc. (a)	466	20,411
Group 1 Automotive, Inc.	154	28,933
Guess?, Inc.	695	14,602
Haverty Furniture Cos., Inc.	384	12,945
Hibbett, Inc.	217	15,351
La-Z-Boy, Inc.	448	14,439
Lumber Liquidators Holdings, Inc. (a)	266	4,969
Macy's, Inc.	1,440	32,544
MarineMax, Inc. (a)	328	15,915
Movado Group, Inc.	416	13,100
ODP Corp. (a)	351	14,096
PC Connection, Inc.	143	6,296
PetMed Express, Inc.	347	9,324
PriceSmart, Inc.	208	16,130
Red Robin Gourmet Burgers, Inc. (a)	201	4,635
Ruth's Hospitality Group, Inc. (a)	690	14,290
Sally Beauty Holdings, Inc. (a)	1,250	21,062
Shoe Carnival, Inc.	407	13,195
Signet Jewelers Ltd.	280	22,109
Sonic Automotive, Inc., Class A	210	11,033
Vera Bradley, Inc. (a)	857	8,064
World Fuel Services Corp.	237	7,968
Zumiez, Inc. (a)	259	10,298
		$581,529

Savings & Loans — 3.24%
Axos Financial, Inc. (a)	576	29,687
Banc of California, Inc.	560	10,354
Berkshire Hills Bancorp, Inc.	683	18,427
Brookline Bancorp, Inc.	1,287	19,640
Capitol Federal Financial, Inc.	712	8,181
Investors Bancorp, Inc.	2,173	32,834
Northfield Bancorp, Inc.	648	11,120
Northwest Bancshares, Inc.	1,209	16,056
Pacific Premier Bancorp, Inc.	594	24,615
Provident Financial Services, Inc.	671	15,748

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Savings & Loans (continued)
WSFS Financial Corp.	313	$16,060
		$202,722

Semiconductors — 3.03%
Axcelis Technologies, Inc. (a)	127	5,973
Cohu, Inc. (a)	586	18,717
CTS Corp.	412	12,735
Diodes, Inc. (a)	154	13,951
DSP Group, Inc. (a)	68	1,490
FormFactor, Inc. (a)	223	8,325
Kulicke & Soffa Industries, Inc.	323	18,824
MaxLinear, Inc. (a)	190	9,357
Onto Innovation, Inc. (a)	263	19,002
Photronics, Inc. (a)	874	11,913
Power Integrations, Inc.	279	27,618
Rambus, Inc. (a)	455	10,101
SMART Global Holdings, Inc. (a)	109	4,850
Ultra Clean Holdings, Inc. (a)	469	19,979
Veeco Instruments, Inc. (a)	317	7,041
		$189,876

Software — 2.45%
8x8, Inc. (a)	334	7,812
Agilysys, Inc. (a)	97	5,079
Allscripts Healthcare Solutions, Inc. (a)	463	6,190
Apollo Medical Holdings, Inc. (a)	204	18,574
Bottomline Technologies DE, Inc. (a)	52	2,043
Computer Programs & Systems, Inc.	184	6,525
CSG Systems International, Inc.	321	15,472
Digi International, Inc. (a)	217	4,561
Donnelley Financial Solutions, Inc. (a)	321	11,113
Ebix, Inc.	191	5,144
ManTech International Corp., Class A	231	17,538
NextGen Healthcare, Inc., Class A (a)	444	6,260
Progress Software Corp.	203	9,986
Simulations Plus, Inc.	113	4,464
SPS Commerce, Inc. (a)	113	18,228
Xperi Holding Corp.	760	14,318
		$153,307

Telecommunications — 0.90%
ADTRAN, Inc.	256	4,803
ATN International, Inc.	30	1,405
Extreme Networks, Inc. (a)	1,221	12,027
Harmonic, Inc. (a)	548	4,795
InterDigital, Inc.	35	2,374
NETGEAR, Inc. (a)	344	10,977
Plantronics, Inc. (a)	414	10,644
Shenandoah Telecommunications Co.	68	2,147
Viavi Solutions, Inc. (a)	211	3,321
Vonage Holdings Corp. (a)	222	3,579
		$56,072

Textiles — 0.20%
UniFirst Corp.	58	12,332

Transportation — 1.87%
ArcBest Corp.	280	22,896
Atlas Air Worldwide Holdings, Inc. (a)	226	18,460
Dorian LPG Ltd.	388	4,815
Echo Global Logistics, Inc. (a)	254	12,118
Forward Air Corp.	117	9,713
Heartland Express, Inc.	101	1,618

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Adaptive Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Transportation (continued)
Hub Group, Inc., Class A (a)	157	$10,794
Marten Transport Ltd.	435	6,825
Matson, Inc.	367	29,621
		$116,860

Water — 0.76%
American States Water Co.	141	12,058
California Water Service Group	347	20,449
Middlesex Water Co.	147	15,109
		$47,616
TOTAL COMMON STOCKS		$6,208,729
INVESTMENT COMPANIES — 0.28%	Shares Held	Value
Money Market Fund — 0.28%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	17,471	$17,471
TOTAL INVESTMENT COMPANIES		$17,471
Total Investments		$6,226,200
Other Assets and Liabilities — 0.56%		35,194
Total Net Assets — 100.00%		$6,261,394

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	30.47%
Consumer, Cyclical	17.94%
Consumer, Non-cyclical	16.51%
Industrial	15.18%
Technology	6.95%
Communications	4.04%
Basic Materials	3.57%
Energy	3.28%
Utilities	1.22%
Money Market Fund	0.28%
Other Assets and Liabilities	0.56%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.71%	Shares Held	Value

Aerospace & Defense — 0.12%
Barnes Group, Inc.	44,914	$1,874,261

Agriculture — 0.13%
Andersons, Inc.	13,394	412,937
Turning Point Brands, Inc.	16,554	790,454
Vector Group Ltd.	69,454	885,538
		$2,088,929

Airlines — 0.03%
Mesa Air Group, Inc. (a)	68,671	526,020

Apparel — 0.90%
Kontoor Brands, Inc.	54,237	2,709,138
Levi Strauss & Co., Class A	200,643	4,917,760
Oxford Industries, Inc.	10,839	977,353
Steven Madden Ltd.	93,961	3,773,474
Wolverine World Wide, Inc.	56,354	1,681,603
		$14,059,328

Auto Manufacturers — 0.08%
Wabash National Corp.	79,016	1,195,512

Auto Parts & Equipment — 0.99%
Dana, Inc.	151,241	3,363,600
Gentherm, Inc. (a)	22,796	1,844,880
Goodyear Tire & Rubber Co. (a)	403,409	7,140,340
Methode Electronics, Inc.	36,625	1,540,081
Standard Motor Products, Inc.	35,438	1,548,995
		$15,437,896

Banks — 9.74%
1st Source Corp.	22,421	1,059,168
Ameris Bancorp	109,581	5,685,062
Bancorp, Inc. (a)	100,231	2,550,879
BancorpSouth Bank	126,638	3,771,280
BankUnited, Inc.	139,350	5,827,617
Cathay General Bancorp	99,327	4,111,145
City Holding Co.	22,534	1,755,624
Community Trust Bancorp, Inc.	22,686	955,081
Customers Bancorp, Inc. (a)	43,693	1,879,673
CVB Financial Corp.	150,965	3,075,157
Dime Community Bancshares, Inc.	55,376	1,808,580
Eagle Bancorp, Inc.	33,233	1,910,897
Enterprise Financial Services Corp.	31,710	1,435,829
FB Financial Corp.	43,144	1,850,015
First Busey Corp.	44,492	1,095,838
First Financial Bancorp	87,203	2,041,422
First Financial Corp.	15,865	667,123
First Foundation, Inc.	44,122	1,160,409
First Merchants Corp.	44,043	1,842,759
German American Bancorp, Inc.	15,382	594,207
Hanmi Financial Corp.	42,556	853,673
Hilltop Holdings, Inc.	205,988	6,729,628
Home BancShares, Inc.	176,074	4,143,021
Hope Bancorp, Inc.	197,264	2,848,492
Horizon Bancorp, Inc.	31,980	581,077
Independent Bank Corp.	26,557	570,444
Independent Bank Group, Inc.	57,325	4,072,368
Kearny Financial Corp.	98,634	1,226,021
Lakeland Bancorp, Inc.	43,092	759,712
Lakeland Financial Corp.	38,577	2,748,225
Merchants Bancorp	12,482	492,665
Meta Financial Group, Inc.	60,814	3,191,519
Metropolitan Bank Holding Corp. (a)	13,588	1,145,468

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Midland States Bancorp, Inc.	21,348	$527,936
Origin Bancorp, Inc.	13,584	575,282
Preferred Bank	20,458	1,364,139
Premier Financial Corp.	30,964	985,894
Sandy Spring Bancorp, Inc.	43,023	1,971,314
ServisFirst Bancshares, Inc.	52,707	4,100,605
Silvergate Capital Corp., Class A (a)	76,644	8,852,382
Simmons First National Corp., Class A	155,491	4,596,314
Stock Yards Bancorp, Inc.	18,634	1,092,884
Texas Capital Bancshares, Inc. (a)	153,575	9,217,571
Tompkins Financial Corp.	10,177	823,421
TriCo Bancshares	19,750	857,150
Triumph Bancorp, Inc. (a)	33,782	3,382,592
UMB Financial Corp.	52,787	5,105,031
United Community Banks, Inc.	130,908	4,296,401
Valley National Bancorp	687,582	9,151,716
Veritex Holdings, Inc.	82,203	3,235,510
Washington Trust Bancorp, Inc.	19,743	1,045,984
Webster Financial Corp.	147,185	8,015,695
Wintrust Financial Corp.	110,882	8,911,586
		$152,549,485

Beverages — 0.05%
MGP Ingredients, Inc.	11,425	743,768

Biotechnology — 2.92%
Agenus, Inc. (a)	408,816	2,146,284
Altimmune, Inc. (a),(b)	106,128	1,200,308
Avid Bioservices, Inc. (a)	62,410	1,346,184
Avidity Biosciences, Inc. (a),(b)	39,279	967,442
Cara Therapeutics, Inc. (a)	56,343	870,499
Cardiff Oncology, Inc. (a),(b)	139,979	932,260
Cassava Sciences, Inc. (a),(b)	116,255	7,217,110
Celldex Therapeutics, Inc. (a)	77,158	4,165,760
Curis, Inc. (a)	135,698	1,062,515
ImmunoGen, Inc. (a)	179,746	1,019,160
Innoviva, Inc. (a)	119,491	1,996,695
Intercept Pharmaceuticals, Inc. (a),(b)	85,534	1,270,180
Lexicon Pharmaceuticals, Inc. (a)	164,733	792,366
Ligand Pharmaceuticals, Inc. (a)	47,228	6,579,805
Lineage Cell Therapeutics, Inc. (a),(b)	113,924	287,088
Myriad Genetics, Inc. (a)	92,126	2,974,748
Oncternal Therapeutics, Inc. (a)	74,811	311,962
Organogenesis Holdings, Inc. (a)	41,931	597,097
Prothena Corp. PLC (a)	17,072	1,216,039
Puma Biotechnology, Inc. (a)	44,562	312,380
Radius Health, Inc. (a)	44,364	550,557
Selecta Biosciences, Inc. (a)	136,894	569,479
Sesen Bio, Inc. (a)	445,356	353,256
Strongbridge Biopharma PLC (a)	93,064	189,851
Surface Oncology, Inc. (a),(b)	150,963	1,142,790
Sutro Biopharma, Inc. (a)	57,006	1,076,843
TransMedics Group, Inc. (a)	32,486	1,074,962
Vericel Corp. (a)	70,651	3,447,769
		$45,671,389

Chemicals — 3.29%
AdvanSix, Inc. (a)	28,657	1,139,116
Cabot Corp.	66,187	3,317,292
Chemours Co.	219,509	6,378,932
Element Solutions, Inc.	386,128	8,371,255
HB Fuller Co.	110,012	7,102,375
Ingevity Corp. (a)	51,557	3,679,623

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
Koppers Holdings, Inc. (a)	25,408	$794,254
Minerals Technologies, Inc.	26,001	1,815,910
Sensient Technologies Corp.	66,544	6,060,828
Valvoline, Inc.	413,125	12,881,237
		$51,540,822

Coal — 0.04%
SunCoke Energy, Inc.	90,571	568,786

Commercial Services — 4.70%
ABM Industries, Inc.	71,422	3,214,704
ASGN, Inc. (a)	45,964	5,200,367
Carriage Services, Inc.	20,609	918,955
Cass Information Systems, Inc.	21,119	883,830
CorVel Corp. (a)	10,588	1,971,697
CRA International, Inc.	4,911	487,859
Deluxe Corp.	52,575	1,886,917
EVERTEC, Inc.	118,478	5,416,814
Graham Holdings Co., Class B	5,126	3,020,034
H&R Block, Inc.	403,288	10,082,200
Hackett Group, Inc.	21,090	413,786
Herc Holdings, Inc. (a)	28,598	4,674,629
Insperity, Inc.	53,956	5,975,087
John Wiley & Sons, Inc. , Class A	60,657	3,166,902
Kforce, Inc.	28,139	1,678,210
Korn Ferry	64,532	4,669,535
Medifast, Inc.	12,295	2,368,509
Monro, Inc.	47,254	2,717,578
Progyny, Inc. (a)	84,508	4,732,448
Rent-A-Center, Inc.	71,574	4,023,175
Resources Connection, Inc.	44,049	695,093
Triton International Ltd.	102,345	5,326,034
		$73,524,363

Computers — 1.53%
Diebold Nixdorf, Inc. (a)	85,843	867,873
ExlService Holdings, Inc. (a)	42,610	5,246,143
Insight Enterprises, Inc. (a)	50,541	4,552,733
NCR Corp. (a)	210,616	8,163,476
Rimini Street, Inc. (a)	36,175	349,089
Super Micro Computer, Inc. (a)	50,384	1,842,543
TTEC Holdings, Inc.	31,388	2,935,720
		$23,957,577

Construction Materials — 1.57%
Apogee Enterprises, Inc.	38,452	1,451,947
Boise Cascade Co.	47,799	2,580,190
Griffon Corp.	42,180	1,037,628
Louisiana-Pacific Corp.	194,294	11,923,823
Patrick Industries, Inc.	28,366	2,362,888
PGT Innovations, Inc. (a)	43,091	823,038
UFP Industries, Inc.	64,772	4,403,201
		$24,582,715

Distribution/Wholesale — 1.36%
Avient Corp.	88,580	4,105,683
G-III Apparel Group Ltd. (a)	60,169	1,702,783
H&E Equipment Services, Inc.	28,629	993,712
Resideo Technologies, Inc. (a)	142,480	3,532,079
Titan Machinery, Inc. (a)	31,249	809,662
Veritiv Corp. (a)	18,610	1,666,712

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale (continued)
WESCO International, Inc. (a)	73,642	$8,492,395
		$21,303,026

Diversified Financial Services — 4.41%
Alliance Data Systems Corp.	97,121	9,798,538
B Riley Financial, Inc.	47,799	2,822,053
Brightsphere Investment Group, Inc.	105,746	2,763,143
Cowen, Inc., Class A	88,904	3,050,296
Diamond Hill Investment Group, Inc.	4,920	864,247
Enova International, Inc. (a)	74,725	2,581,749
Evercore, Inc., Class A	81,818	10,936,612
Federated Hermes, Inc.	163,152	5,302,440
Moelis & Co., Class A	137,695	8,519,190
Mr Cooper Group, Inc. (a)	235,552	9,697,676
Navient Corp.	440,043	8,682,048
Virtus Investment Partners, Inc.	12,867	3,992,887
		$69,010,879

Electric — 2.12%
Avista Corp.	98,810	3,865,447
Evoqua Water Technologies Corp. (a)	315,274	11,841,691
Hawaiian Electric Industries, Inc.	148,312	6,055,579
IDACORP, Inc.	99,918	10,329,523
Unitil Corp.	17,811	761,955
Via Renewables, Inc.	40,934	417,117
		$33,271,312

Electrical Components & Equipment — 0.96%
Acuity Brands, Inc.	64,259	11,140,583
Energizer Holdings, Inc.	75,828	2,961,084
Insteel Industries, Inc.	16,067	611,349
Powell Industries, Inc.	11,804	290,024
		$15,003,040

Electronics — 2.67%
Advanced Energy Industries, Inc.	35,662	3,129,340
Atkore, Inc. (a)	68,587	5,961,582
Avnet, Inc.	193,175	7,141,680
Badger Meter, Inc.	49,214	4,977,504
Benchmark Electronics, Inc.	41,195	1,100,318
Comtech Telecommunications Corp.	45,964	1,177,138
Fluidigm Corp. (a)	252,210	1,662,064
OSI Systems, Inc. (a)	35,856	3,399,149
Sanmina Corp. (a)	79,911	3,079,770
SYNNEX Corp.	58,227	6,061,431
Vishay Intertechnology, Inc.	202,659	4,071,419
		$41,761,395

Energy — Alternate Sources — 0.32%
Alto Ingredients, Inc. (a),(b)	422,284	2,086,083
Green Plains, Inc. (a)	87,995	2,873,037
		$4,959,120

Engineering & Construction — 0.84%
Arcosa, Inc.	37,203	1,866,475
Comfort Systems USA, Inc.	42,310	3,017,549
Construction Partners, Inc., Class A (a)	68,406	2,282,708
Granite Construction, Inc.	52,373	2,071,352
MYR Group, Inc. (a)	20,498	2,039,551
Primoris Services Corp.	76,611	1,876,203
		$13,153,838

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Entertainment — 0.09%
Bally's Corp. (a)	26,829	$1,345,206

Environmental Control — 0.07%
Energy Recovery, Inc. (a)	55,585	1,057,783

Food — 1.49%
B&G Foods, Inc. (b)	151,389	4,525,017
Hain Celestial Group, Inc. (a)	85,511	3,658,161
Hostess Brands, Inc. (a)	278,112	4,830,806
Ingles Markets, Inc., Class A	14,040	927,061
Natural Grocers by Vitamin Cottage, Inc.	9,078	101,855
Seaboard Corp.	133	545,299
Simply Good Foods Co. (a)	71,819	2,477,037
SpartanNash Co.	40,700	891,330
Sprouts Farmers Market, Inc. (a)	232,524	5,387,581
		$23,344,147

Food Service — 0.19%
Healthcare Services Group, Inc.	116,528	2,912,035

Forest Products & Paper — 0.13%
Neenah, Inc.	20,393	950,518
Schweitzer-Mauduit International, Inc.	32,925	1,141,180
		$2,091,698

Gas — 1.10%
Chesapeake Utilities Corp.	21,171	2,541,578
South Jersey Industries, Inc.	269,114	5,721,364
Southwest Gas Holdings, Inc.	134,623	9,003,586
		$17,266,528

Hand/Machine Tools — 0.25%
Franklin Electric Co., Inc.	48,298	3,856,595

Healthcare — Products — 3.46%
Accelerate Diagnostics, Inc. (a)	31,649	184,514
Accuray, Inc. (a)	96,323	380,476
AngioDynamics, Inc. (a)	41,618	1,079,571
Atrion Corp.	1,637	1,141,807
Avanos Medical, Inc. (a)	41,930	1,308,216
Axogen, Inc. (a)	31,980	505,284
Axonics, Inc. (a)	89,558	5,829,330
Castle Biosciences, Inc. (a)	26,566	1,766,639
ClearPoint Neuro, Inc. (a),(b)	32,630	579,183
Co-Diagnostics, Inc. (a),(b)	134,615	1,309,804
CONMED Corp.	59,005	7,719,624
Inogen, Inc. (a)	22,672	976,936
Invacare Corp. (a)	41,838	199,149
LeMaitre Vascular, Inc.	18,840	1,000,216
Meridian Bioscience, Inc. (a)	59,356	1,142,009
Natus Medical, Inc. (a)	28,139	705,726
NuVasive, Inc. (a)	137,233	8,213,395
Orthofix Medical, Inc. (a)	18,139	691,459
Patterson Cos., Inc.	141,286	4,258,360
Quanterix Corp. (a)	33,313	1,658,654
Shockwave Medical, Inc. (a)	35,642	7,337,975
SI-BONE, Inc. (a)	40,012	857,057
Sientra, Inc. (a)	70,037	401,312
Silk Road Medical, Inc. (a)	57,310	3,153,769
T2 Biosystems, Inc. (a),(b)	678,550	621,009
Varex Imaging Corp. (a)	42,409	1,195,934
		$54,217,408

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare — Services — 1.60%
Brookdale Senior Living, Inc. (a)	160,599	$1,011,774
Community Health Systems, Inc. (a)	133,912	1,566,770
Ensign Group, Inc.	42,787	3,204,318
MEDNAX, Inc. (a)	103,804	2,951,148
ModivCare, Inc. (a)	10,450	1,897,929
National HealthCare Corp.	4,898	342,762
Neuronetics, Inc. (a),(b)	36,633	240,313
OPKO Health, Inc. (a),(b)	828,036	3,022,331
Pennant Group, Inc. (a)	15,026	422,080
Personalis, Inc. (a)	105,749	2,034,611
Select Medical Holdings Corp.	76,968	2,783,933
Surgery Partners, Inc. (a)	39,530	1,673,700
Tivity Health, Inc. (a)	92,027	2,122,143
Triple-S Management Corp., Class B (a)	14,031	496,276
U.S. Physical Therapy, Inc.	11,787	1,303,642
		$25,073,730

Home Builders — 0.90%
Century Communities, Inc.	43,059	2,645,976
Forestar Group, Inc. (a)	38,634	719,751
Hovnanian Enterprises, Inc., Class A (a)	4,749	457,756
LCI Industries	23,183	3,121,127
Taylor Morrison Home Corp., Class A (a)	123,246	3,177,282
TRI Pointe Homes, Inc. (a)	191,193	4,018,877
		$14,140,769

Home Furnishings — 1.41%
Ethan Allen Interiors, Inc.	53,476	1,267,381
iRobot Corp. (a)	62,557	4,910,724
Lovesac Co. (a)	28,007	1,850,983
Sleep Number Corp. (a)	46,362	4,333,920
Sonos, Inc. (a)	286,388	9,267,516
Universal Electronics, Inc. (a)	10,061	495,504
		$22,126,028

Household Products — 0.18%
Edgewell Personal Care Co.	79,141	2,872,818

Household Products/Wares — 0.48%
ACCO Brands Corp.	50,966	437,798
Central Garden & Pet Co., Class A (a)	35,429	1,523,447
Quanex Building Products Corp.	48,550	1,039,456
Spectrum Brands Holdings, Inc.	47,311	4,526,243
		$7,526,944

Housewares — 0.12%
Tupperware Brands Corp. (a)	88,957	1,878,772

Insurance — 2.60%
American National Group, Inc.	11,988	2,266,092
CNO Financial Group, Inc.	262,284	6,174,165
Enstar Group Ltd. (a)	11,470	2,692,353
Hanover Insurance Group, Inc.	83,281	10,794,883
Mercury General Corp.	107,373	5,977,455
Radian Group, Inc.	410,191	9,319,540
Stewart Information Services Corp.	56,193	3,554,769
		$40,779,257

Internet — 1.62%
Cargurus, Inc. (a)	227,382	7,142,069
ChannelAdvisor Corp. (a)	34,547	871,621
HealthStream, Inc. (a)	31,827	909,616
Perficient, Inc. (a)	58,295	6,744,731

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Revolve Group, Inc. (a)	98,425	$6,079,712
Shutterstock, Inc.	31,428	3,561,421
		$25,309,170

Investment Companies — 0.04%
Altus Midstream Co., Class A	9,118	629,416

Iron & Steel — 0.35%
Commercial Metals Co.	180,772	5,506,315

Leisure Time — 0.86%
Acushnet Holdings Corp.	60,401	2,820,727
Camping World Holdings, Inc., Class A	126,482	4,916,355
OneWater Marine, Inc., Class A	9,296	373,792
Vista Outdoor, Inc. (a)	134,357	5,415,931
		$13,526,805

Lodging — 0.02%
Full House Resorts, Inc. (a)	28,512	302,512

Machinery — Construction & Mining — 0.28%
Terex Corp.	103,560	4,359,876

Machinery — Diversified — 2.97%
Albany International Corp., Class A	31,695	2,436,395
Altra Industrial Motion Corp.	69,024	3,820,478
Applied Industrial Technologies, Inc.	35,329	3,184,203
Cactus, Inc., Class A	52,306	1,972,982
Crane Co.	77,094	7,309,282
Curtiss-Wright Corp.	51,411	6,487,040
Ichor Holdings Ltd. (a)	30,035	1,234,138
Kadant, Inc.	11,801	2,408,584
Lindsay Corp.	18,780	2,850,616
Mueller Water Products, Inc., Class A	242,921	3,697,258
Tennant Co., Class A	19,665	1,454,227
Watts Water Technologies, Inc., Class A	57,801	9,715,770
		$46,570,973

Media — 1.29%
AMC Networks, Inc., Class A (a)	83,260	3,879,083
Entercom Communications Corp. (a)	147,413	542,480
EW Scripps Co., Class A	55,444	1,001,319
Gray Television, Inc.	109,358	2,495,549
Meredith Corp. (a)	35,838	1,996,177
Sinclair Broadcast Group, Inc., Class A	113,935	3,609,461
TEGNA, Inc.	278,787	5,497,680
WideOpenWest, Inc. (a)	61,088	1,200,379
		$20,222,128

Metal Fabrication & Hardware — 1.20%
AZZ, Inc.	38,414	2,043,625
Helios Technologies, Inc.	21,765	1,787,124
Mueller Industries, Inc.	58,863	2,419,269
Standex International Corp.	13,198	1,305,414
Valmont Industries, Inc.	37,673	8,857,676
Worthington Industries, Inc.	43,658	2,300,777
		$18,713,885

Mining — 0.12%
Kaiser Aluminum Corp.	16,530	1,801,109

Miscellaneous Manufacture — 0.79%
EnPro Industries, Inc.	20,885	1,819,501
Federal Signal Corp.	65,303	2,522,002

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Hillenbrand, Inc.	84,805	$3,616,933
Myers Industries, Inc.	32,441	634,870
Trinseo SA	71,071	3,836,413
		$12,429,719

Office & Business Equipment — 0.65%
Pitney Bowes, Inc.	160,898	1,160,075
Xerox Holdings Corp.	448,856	9,053,425
		$10,213,500

Office Furnishings — 0.19%
HNI Corp.	51,368	1,886,233
Interface, Inc.	45,834	694,385
Kimball International, Inc., Class B	37,107	415,598
		$2,996,216

Oil & Gas — 1.90%
Bonanza Creek Energy, Inc.	28,346	1,357,774
Callon Petroleum Co. (a)	143,361	7,036,158
Matador Resources Co.	175,830	6,688,573
Par Pacific Holdings, Inc. (a)	64,270	1,010,324
Patterson-UTI Energy, Inc.	220,443	1,983,987
PDC Energy, Inc.	103,051	4,883,587
Transocean Ltd. (a)	1,809,742	6,858,922
		$29,819,325

Oil & Gas Services — 0.71%
Archrock, Inc.	177,683	1,465,885
ChampionX Corp. (a)	167,250	3,739,710
Core Laboratories NV	65,894	1,828,558
Helix Energy Solutions Group, Inc. (a)	224,162	869,748
Oceaneering International, Inc. (a)	103,268	1,375,530
ProPetro Holding Corp. (a)	100,383	868,313
Solaris Oilfield Infrastructure, Inc., Class A	45,549	379,879
TETRA Technologies, Inc. (a)	165,239	515,546
		$11,043,169

Packaging & Containers — 0.77%
Greif, Inc., Class A	42,565	2,749,699
Matthews International Corp., Class A	21,254	737,301
O-I Glass, Inc. (a)	245,383	3,501,615
Silgan Holdings, Inc.	133,254	5,111,624
		$12,100,239

Pharmaceuticals — 5.43%
Aclaris Therapeutics, Inc. (a)	32,003	576,054
Adamas Pharmaceuticals, Inc. (a),(b)	63,167	310,150
AdaptHealth Corp. (a)	140,658	3,275,925
Agios Pharmaceuticals, Inc. (a)	92,761	4,280,920
Akebia Therapeutics, Inc. (a)	487,338	1,403,534
Alkermes PLC (a)	209,194	6,451,543
Amneal Pharmaceuticals, Inc. (a)	147,257	786,352
Anika Therapeutics, Inc. (a)	16,073	684,067
Arvinas, Inc. (a)	64,428	5,294,693
BioDelivery Sciences International, Inc. (a)	169,192	610,783
cbdMD, Inc. (a),(b)	70,090	145,787
Clovis Oncology, Inc. (a),(b)	642,285	2,864,591
Coherus Biosciences, Inc. (a)	197,168	3,168,490
Collegium Pharmaceutical, Inc. (a)	69,791	1,377,674
Eagle Pharmaceuticals, Inc. (a)	20,031	1,117,329
Endo International PLC (a)	375,047	1,215,152
Heat Biologics, Inc. (a)	125,769	748,326

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Heska Corp. (a)	11,592	$2,996,996
Intellia Therapeutics, Inc. (a)	85,496	11,469,288
Ironwood Pharmaceuticals, Inc. (a)	320,146	4,181,107
Jaguar Health, Inc. (a),(b)	385,922	876,043
Jounce Therapeutics, Inc. (a)	37,000	274,910
Lannett Co., Inc. (a)	59,978	179,934
MannKind Corp. (a)	307,260	1,336,581
Novan, Inc. (a)	64,923	528,473
Ocular Therapeutix, Inc. (a)	114,706	1,147,060
Owens & Minor, Inc.	88,187	2,759,371
Pacira BioSciences, Inc. (a)	79,959	4,477,704
Paratek Pharmaceuticals, Inc. (a)	55,658	270,498
PetIQ, Inc. (a)	44,001	1,098,705
Phibro Animal Health Corp., Class A	28,099	605,253
Premier, Inc., Class A	174,879	6,778,310
Prestige Consumer Healthcare, Inc. (a)	123,010	6,902,091
Supernus Pharmaceuticals, Inc. (a)	91,870	2,450,173
USANA Health Sciences, Inc. (a)	10,545	972,249
Vanda Pharmaceuticals, Inc. (a)	66,046	1,132,028
Voyager Therapeutics, Inc. (a)	74,000	194,620
		$84,942,764

Pipelines — 0.49%
Antero Midstream Corp.	738,684	7,697,087

Real Estate — 0.94%
Alexander & Baldwin, Inc.	109,953	2,577,298
Kennedy-Wilson Holdings, Inc.	179,601	3,757,253
RE/MAX Holdings, Inc., Class A	21,199	660,561
Realogy Holdings Corp. (a)	211,858	3,715,989
RMR Group, Inc., Class A	17,363	580,792
St. Joe Co.	83,136	3,500,026
		$14,791,919

REITs — 7.15%
Alexander's, Inc.	3,162	824,080
Ares Commercial Real Estate Corp.	130,237	1,963,974
Brandywine Realty Trust	603,639	8,100,835
CareTrust REIT, Inc.	204,639	4,158,264
Corporate Office Properties Trust	354,826	9,573,205
CTO Realty Growth, Inc.	12,317	662,162
Essential Properties Realty Trust, Inc.	237,013	6,617,403
GEO Group, Inc.	817,225	6,104,671
Getty Realty Corp.	82,558	2,419,775
Healthcare Realty Trust, Inc.	341,187	10,160,549
Industrial Logistics Properties Trust	122,592	3,115,063
KKR Real Estate Finance Trust, Inc.	157,553	3,324,368
LTC Properties, Inc.	95,902	3,039,134
Macerich Co.	919,335	15,362,088
National Health Investors, Inc.	97,629	5,223,152
PotlatchDeltic Corp.	130,054	6,708,185
Retail Value, Inc.	37,355	983,557
Sabra Health Care REIT, Inc.	587,593	8,649,369
Tanger Factory Outlet Centers, Inc.	623,315	10,160,035
UMH Properties, Inc.	55,054	1,260,737
Urban Edge Properties	195,945	3,587,753
		$111,998,359

Retail — 7.10%
American Eagle Outfitters, Inc.	368,999	9,520,174
Asbury Automotive Group, Inc. (a)	23,092	4,543,120
Bassett Furniture Industries, Inc.	7,369	133,453
Big 5 Sporting Goods Corp.	79,300	1,827,072

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Big Lots, Inc.	98,037	$4,250,884
BlueLinx Holdings, Inc. (a)	15,486	756,956
Buckle, Inc.	62,170	2,461,310
Caleres, Inc.	32,555	723,372
Chuy's Holdings, Inc. (a)	13,807	435,335
Citi Trends, Inc. (a)	19,060	1,390,618
Container Store Group, Inc. (a)	88,753	844,929
Dick's Sporting Goods, Inc.	148,495	17,785,246
Dillard's, Inc., Class A	32,870	5,670,732
Duluth Holdings, Inc., Class B (a)	21,928	298,879
Franchise Group, Inc.	22,174	785,181
GMS, Inc. (a)	44,220	1,936,836
Group 1 Automotive, Inc.	21,272	3,996,583
Haverty Furniture Cos., Inc.	24,565	828,086
Hibbett, Inc.	48,126	3,404,433
Jack in the Box, Inc.	67,354	6,555,565
Kirkland's, Inc. (a),(b)	46,723	897,549
La-Z-Boy, Inc.	74,272	2,393,787
Lazydays Holdings, Inc. (a)	13,448	286,980
Lumber Liquidators Holdings, Inc. (a)	60,906	1,137,724
MarineMax, Inc. (a)	47,292	2,294,608
MSC Industrial Direct Co., Inc., Class A	120,726	9,681,018
National Vision Holdings, Inc. (a)	109,940	6,241,294
Nu Skin Enterprises, Inc., Class A	49,567	2,005,976
PC Connection, Inc.	12,011	528,844
PriceSmart, Inc.	26,626	2,064,846
Rush Enterprises, Inc., Class A	35,656	1,610,225
Ruth's Hospitality Group, Inc. (a)	51,543	1,067,456
Sally Beauty Holdings, Inc. (a)	186,405	3,140,924
Signet Jewelers Ltd.	76,475	6,038,466
Sonic Automotive, Inc., Class A	37,338	1,961,739
World Fuel Services Corp.	51,566	1,733,649
		$111,233,849

Savings & Loans — 2.28%
Axos Financial, Inc. (a)	86,213	4,443,418
Berkshire Hills Bancorp, Inc.	69,796	1,883,096
Flushing Financial Corp.	39,315	888,519
Investors Bancorp, Inc.	740,334	11,186,447
Northfield Bancorp, Inc.	49,094	842,453
OceanFirst Financial Corp.	81,268	1,739,948
Pacific Premier Bancorp, Inc.	127,245	5,273,033
Provident Financial Services, Inc.	88,884	2,086,107
WSFS Financial Corp.	142,183	7,295,410
		$35,638,431

Semiconductors — 1.75%
Amkor Technology, Inc.	176,803	4,411,235
CMC Materials, Inc.	25,127	3,096,400
Cohu, Inc. (a)	87,681	2,800,531
CTS Corp.	32,878	1,016,259
SMART Global Holdings, Inc. (a)	33,772	1,502,854
Synaptics, Inc. (a)	72,691	13,064,754
Veeco Instruments, Inc. (a)	71,014	1,577,221
		$27,469,254

Software — 3.38%
Altair Engineering, Inc., Class A (a)	44,488	3,067,003
American Software, Inc., Class A	28,335	672,956
Apollo Medical Holdings, Inc., Class A (a),(b)	12,110	1,102,616
Blackbaud, Inc. (a)	69,048	4,857,527
Castlight Health, Inc., Class B (a)	109,368	171,708
Cerence, Inc. (a)	73,009	7,016,895

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
CommVault Systems, Inc. (a)	69,252	$5,215,368
Computer Programs & Systems, Inc.	14,743	522,787
CSG Systems International, Inc.	60,371	2,909,882
Donnelley Financial Solutions, Inc. (a)	36,115	1,250,301
Ebix, Inc.	48,560	1,307,721
Evolent Health, Inc., Class A (a)	88,066	2,730,046
Health Catalyst, Inc. (a)	95,362	4,769,054
Inovalon Holdings, Inc., Class A (a)	86,193	3,472,716
NextGen Healthcare, Inc. (a)	57,249	807,211
Phreesia, Inc. (a)	63,579	3,922,824
Progress Software Corp.	65,670	3,230,307
QAD, Inc., Class A	8,097	707,597
Sciplay Corp., Class A (a)	80,680	1,669,269
Simulations Plus, Inc.	29,343	1,159,048
Xperi Holding Corp.	126,494	2,383,147
		$52,945,983

Telecommunications — 2.27%
Cambium Networks Corp. (a)	27,086	980,242
Casa Systems, Inc. (a)	67,772	459,494
Clearfield, Inc. (a)	23,857	1,053,287
CommScope Holding Co., Inc. (a)	429,015	5,830,314
Consolidated Communications Holdings, Inc. (a)	60,425	555,306
EchoStar Corp., Class A (a)	154,789	3,948,667
IDT Corp., Class B (a)	15,737	660,167
InterDigital, Inc.	66,870	4,535,124
Loral Space & Communications, Inc.	25,210	1,084,282
NETGEAR, Inc. (a)	82,423	2,630,118
Ribbon Communications, Inc. (a)	106,240	635,315
Switch, Inc., Class A	332,612	8,445,019
Telephone & Data Systems, Inc.	238,724	4,655,118
		$35,472,453

Toys, Games & Hobbies — 0.13%
Funko, Inc., Class A (a)	110,962	2,020,618

Transportation — 1.75%
ArcBest Corp.	35,736	2,922,133
Atlas Air Worldwide Holdings, Inc. (a)	95,117	7,769,157
Daseke, Inc. (a)	48,980	451,106
Forward Air Corp.	38,245	3,175,100
International Seaways, Inc.	26,261	478,475
Matson, Inc.	52,378	4,227,428
Ryder System, Inc.	97,699	8,080,684
U.S. Xpress Enterprises, Inc., Class A (a)	40,861	352,631
		$27,456,714

Water — 0.44%
California Water Service Group	73,085	4,306,899
SJW Group	37,912	2,504,467

_______________________________ _______________________________ ____________________________ $ 6,811,366 TOTAL _______________________________ COMMON STOCKS _______________________________ ____________________________ $ 1,561,296,333 INVESTMENT _______________________________ COMPANIES — 1.19% _______________________________ ____________________________ Shares Held Value

Money Market Funds — 1.19%
Principal Government Money Market Fund — Institutional Class 0.00% (a),(c),(d),(e)	13,798,386	$13,798,386
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (e)	4,790,856	4,790,856

TOTAL _______________________________ INVESTMENT COMPANIES _______________________________ ____________________________ $ 18,589,242

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor ETF
September 30, 2021 (unaudited)

Value
Total Investments	$1,579,885,575
Other Assets and Liabilities — (0.90)%	(14,064,632)
Total Net Assets — 100.00%	$1,565,820,943

(a)	Non-income producing security.
(b)	Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $13,176,888 or 0.84% of net assets.
(c)	Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,798,386 or 0.88% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security).
Please see Affiliated Securities sub-schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.17%
Consumer, Non-cyclical		20.44%
Consumer, Cyclical		14.37%
Industrial		14.24%
Technology		7.32%
Communications		5.17%
Basic Materials		3.89%
Utilities		3.66%
Energy		3.45%
Money Market Funds		1.19%
Other Assets and Liabilities		(0.90)%
TOTAL NET ASSETS		100.00%

	June 30, 2021	Purchases	Sales	September 30, 2021
Affiliated Securities	Value	Cost	Proceeds	Value
Principal Government Money
Market Fund — Institutional Class
0.00%	$16,551,960	$68,675,805	$71,429,379	$13,798,386
	$16,551,960	$68,675,805	$71,429,379	$13,798,386

			Realized Gain
		Realized	from	Change in
		Gain/Loss on	Capital Gain	Unrealized
	Income (a)	Investments	Distributions	Gain/Loss
Principal Government Money
Market Fund — Institutional Class
0.00%	$—	$—	$—	$—
	$—	$—	$—	$—

(a)	Amount excludes earnings from securities lending collateral.

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2021 (unaudited)

COMMON STOCKS — 99.34%	Shares Held	Value
Advertising — 2.00%
Interpublic Group of Cos., Inc.	26,191	$960,424
Aerospace & Defense — 3.55%
General Dynamics Corp.	2,785	545,944
L3Harris Technologies, Inc.	1,560	343,574
Lockheed Martin Corp.	1,319	455,187
Northrop Grumman Corp.	1,008	363,031
		$1,707,736

Agriculture — 2.84%
Altria Group, Inc.	29,944	1,363,051
Banks — 5.38%
Citigroup, Inc.	7,922	555,966
First Horizon Corp.	45,844	746,799
Regions Financial Corp.	29,446	627,494
State Street Corp.	7,753	656,834
		$2,587,093

Biotechnology — 0.86%
Amgen, Inc.	1,940	412,541
Building Materials — 1.04%
Fortune Brands Home & Security, Inc.	2,119	189,481
Masco Corp.	2,948	163,762
Vulcan Materials Co.	870	147,169
		$500,412

Chemicals — 3.13%
Celanese Corp.	2,163	325,835
Dow, Inc.	13,418	772,340
NewMarket Corp.	787	266,612
Sherwin-Williams Co.	499	139,585
		$1,504,372

Commercial Services — 3.95%
Automatic Data Processing, Inc.	1,882	376,250
Booz Allen Hamilton Holding Corp.	2,901	230,194
ManpowerGroup, Inc.	4,182	452,827
Quanta Services, Inc.	684	77,853
Robert Half International, Inc.	4,410	442,455
Service Corp. International	5,242	315,883
		$1,895,462

Computers — 3.23%
Apple, Inc.	787	111,360
Cognizant Technology Solutions Corp., Class A	2,300	170,683
Genpact Ltd.	3,674	174,552
HP, Inc.	15,949	436,365
NetApp, Inc.	7,313	656,415
		$1,549,375

Construction Materials — 0.82%
Lennox International, Inc.	628	184,739
Owens Corning	2,463	210,586
		$395,325

Distribution/Wholesale — 1.05%
Fastenal Co.	9,765	503,972
Diversified Financial Services — 7.98%
Ameriprise Financial, Inc.	1,501	396,444
Cboe Global Markets, Inc.	2,665	330,087
Jefferies Financial Group, Inc.	13,265	492,529

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Diversified Financial Services (continued)
Raymond James Financial, Inc.	3,135	$289,298
Santander Consumer USA Holdings, Inc.	19,068	795,135
Synchrony Financial	10,345	505,664
T Rowe Price Group, Inc.	2,350	462,245
Western Union Co.	27,903	564,199
		$3,835,601

Electric — 1.17%
NRG Energy, Inc.	13,753	561,535

Electrical Components & Equipment — 0.21%
AMETEK, Inc.	800	99,208

Electronics — 1.23%
Allegion PLC	1,590	210,166
Hubbell, Inc.	2,097	378,865
		$589,031

Environmental Control — 0.20%
Tetra Tech, Inc.	646	96,474

Food — 1.89%
Kroger Co.	10,482	423,787
Tyson Foods, Inc., Class A	6,145	485,086
		$908,873

Gas — 1.38%
UGI Corp.	15,508	660,951

Hand/Machine Tools — 0.88%
Snap-on, Inc.	2,014	420,825

Healthcare — Services — 1.98%
Anthem, Inc.	618	230,390
Humana, Inc.	253	98,455
Quest Diagnostics, Inc.	2,537	368,652
UnitedHealth Group, Inc.	654	255,544
		$953,041

Home Builders — 2.01%
DR Horton, Inc.	2,158	181,207
Lennar Corp., Class A	1,560	146,141
PulteGroup, Inc.	4,048	185,884
Thor Industries, Inc.	2,354	288,977
Toll Brothers, Inc.	2,996	165,649
		$967,858

Home Furnishings — 0.94%
Whirlpool Corp.	2,226	453,792

Household Products/Wares — 0.64%
Clorox Co.	1,867	309,194

Housewares — 1.36%
Newell Brands, Inc.	29,540	654,016

Insurance — 15.93%
Aflac, Inc.	8,301	432,731
Alleghany Corp. (a)	602	375,895
Allstate Corp.	2,901	369,326
American Financial Group, Inc.	7,567	952,156
Assurant, Inc.	2,392	377,338
Essent Group Ltd.	5,668	249,449
Fidelity National Financial, Inc.	14,249	646,050
First American Financial Corp.	10,351	694,034
Hartford Financial Services Group, Inc.	8,227	577,947

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)
Old Republic International Corp.	36,988	$855,532
Primerica, Inc.	1,333	204,789
Progressive Corp.	4,915	444,267
Prudential Financial, Inc.	10,252	1,078,510
Travelers Cos., Inc.	2,603	395,682
		$7,653,706

Internet — 0.96%
CDW Corp.	1,172	213,328
eBay, Inc.	3,569	248,652
		$461,980

Iron & Steel — 0.74%
Reliance Steel & Aluminum Co.	2,486	354,056
Leisure Time — 1.32%
Brunswick Corp.	2,318	220,836
Polaris, Inc.	3,466	414,741
		$635,577

Machinery — Construction & Mining — 0.45%
Oshkosh Corp.	2,120	217,024
Machinery — Diversified — 0.19%
AGCO Corp.	763	93,490
Media — 1.88%
Fox Corp., Class A	7,469	299,581
Nexstar Media Group, Inc., Class A	2,348	356,802
ViacomCBS, Inc., Class B	6,233	246,266
		$902,649

Mining — 0.57%
Newmont Corp.	5,034	273,346
Miscellaneous Manufacture — 1.19%
AO Smith Corp.	4,759	290,632
Carlisle Cos., Inc.	1,424	283,077
		$573,709

Oil & Gas — 1.17%
EOG Resources, Inc.	6,991	561,168
Packaging & Containers — 1.03%
Sealed Air Corp.	5,258	288,086
Silgan Holdings, Inc.	5,437	208,563
		$496,649

Pharmaceuticals — 4.17%
Bristol-Myers Squibb Co.	9,507	562,529
Cardinal Health, Inc.	13,851	685,070
CVS Health Corp.	6,788	576,030
McKesson Corp.	892	177,847
		$2,001,476

Pipelines — 3.81%
Equitrans Midstream Corp.	180,587	1,831,152
REITs — 3.39%
Essex Property Trust, Inc.	2,676	855,624
VICI Properties, Inc.	27,240	773,889
		$1,629,513

See accompanying notes.

Schedule of Investments
Principal Value ETF
September 30, 2021 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Retail — 6.33%
Advance Auto Parts, Inc.	622	$129,930
Best Buy Co., Inc.	3,473	367,131
Dollar General Corp.	553	117,313
Home Depot, Inc.	1,378	452,342
Lowe's Cos., Inc.	1,387	281,367
Qurate Retail, Inc., Series A	105,013	1,070,082
Tractor Supply Co.	1,057	214,159
Williams-Sonoma, Inc.	2,308	409,278
		$3,041,602

Semiconductors — 3.23%
Broadcom, Inc.	1,018	493,659
Entegris, Inc.	502	63,202
Intel Corp.	6,853	365,128
KLA Corp.	687	229,808
Texas Instruments, Inc.	2,076	399,028
		$1,550,825

Shipbuilding — 0.89%
Huntington Ingalls Industries, Inc.	2,226	429,752
Software — 0.99%
Cerner Corp.	2,216	156,272
Oracle Corp.	3,637	316,892
		$473,164

Telecommunications — 1.38%
Juniper Networks, Inc.	24,111	663,535
TOTAL COMMON STOCKS		$47,734,535
INVESTMENT COMPANIES — 0.28%	Shares Held	Value
Money Market Fund — 0.28%
State Street Institutional U.S. Government Money Market Fund — Institutional
Class 0.03% (b)	133,034	$133,034
TOTAL INVESTMENT COMPANIES		$133,034
Total Investments		$47,867,569
Other Assets and Liabilities — 0.38%		181,494
Total Net Assets — 100.00%		$48,049,063

(a)	Non-income producing security.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.69%
Consumer, Non-cyclical	16.32%
Consumer, Cyclical	13.02%
Industrial	11.69%
Technology	7.44%
Communications	6.22%
Energy	4.98%
Basic Materials	4.44%
Utilities	2.54%
Money Market Fund	0.28%
Other Assets and Liabilities	0.38%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Principal Exchange-Traded Funds
September 30, 2021 (unaudited)

1. Security Valuation

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC, ("the Advisor") under procedures established and periodically reviewed by Fund's Board of Trustees. The Funds invest in other publicly traded investment funds, which are valued at the respective fund’s net asset value (“NAV”).

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund ’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by Authorized Participants (“APs”).

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees, as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, over-the-counter (“OTC”) derivatives, mortgage-backed securities and municipal bonds.

Principal Exchange-Traded Funds
September 30, 2021 (unaudited) (continued)

2. Fair Valuation (continued)

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bond and certain common stocks.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

During the period there were no significant purchases, sales, or transfers into or out of Level 3.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Funds' securities carried at fair value:

			Level 2 — Other		Level 3 —
		Level 1 —	Significant		Significant
		Quoted	Observable		Unobservable
Fund		Prices	Inputs		Inputs		Totals (Level 1,2,3)

Principal Active High Yield ETF
Bonds*	$	— $	214,570,772	$		— $	214,570,772
Senior Floating Rate Interests*		—	18,308,139			—	18,308,139
Investment Companies		18,791,259	—			—	18,791,259
Total investments in securities		$18,791,259	$232,878,911	$		— $	251,670,170

Principal Exchange-Traded Funds
September 30, 2021 (unaudited) (continued)

2. Fair Valuation (continued)

				Level 2 — Other		Level 3 —
		Level 1 —		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs		Totals (Level 1,2,3)

Principal Healthcare Innovators Index ETF
Common Stocks*		$136,435,972	$	— $			— $	136,435,972
Investment Companies		6,841,518		—			—	6,841,518
Total investments in securities		$143,277,490	$	— $			— $	143,277,490

Principal International Adaptive Multi-Factor ETF
Common Stocks*
Basic Materials		$5,856,497	$	— $			— $	5,856,497
Communications		5,094,595		76,106			—	5,170,701
Consumer, Cyclical		10,367,387		—			—	10,367,387
Consumer, Non-cyclical		15,684,777		—			—	15,684,777
Diversified		206,146		—			—	206,146
Energy		2,894,383		—			—	2,894,383
Financial		17,730,765		—			—	17,730,765
Industrial		9,911,557		—			—	9,911,557
Technology		5,009,557		—			—	5,009,557
Utilities		2,450,164		—			—	2,450,164
Preferred Stocks*		292,083		—			—	292,083
Investment Companies		256,578		—			—	256,578
Total investments in securities		$75,754,489		$76,106	$		— $	75,830,595

Principal International Multi-Factor ETF
Common Stocks*		$45,967,153	$	— $			— $	45,967,153
Preferred Stocks*		452,408		—			—	452,408
Investment Companies		901,410		—			—	901,410
Total investments in securities		$47,320,971	$	— $			— $	47,320,971

Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		478,004,254	$		— $	478,004,254
Investment Companies		18,074,450		—			—	18,074,450
Total investments in securities		$18,074,450		$478,004,254	$		— $	496,078,704
Assets
Interest rate contracts
Futures		$478,394	$	— $			— $	478,394

Principal Millennials Index ETF
Common Stocks*		$96,429,042	$	— $			— $	96,429,042
Investment Companies		5,136,839		—			—	5,136,839
Total investments in securities		$101,565,881	$	— $			— $	101,565,881

Principal Quality ETF
Common Stocks*		$96,587,464	$	— $			— $	96,587,464
Investment Companies		246,960		—			—	246,960
Total investments in securities		$96,834,424	$	— $			— $	96,834,424

Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		399,739,131	$		— $	399,739,131
Investment Companies		24,339,138		—			—	24,339,138
Total investments in securities		$24,339,138		$399,739,131	$		— $	424,078,269

Principal Spectrum Tax-Advantaged Dividend Active ETF
Preferred Stocks*		$2,872,157	$	— $			— $	2,872,157
Bonds*		—		20,077,554			—	20,077,554
Investment Companies		468,758		—			—	468,758
Total investments in securities		$3,340,915		$20,077,554	$		— $	23,418,469

Principal Ultra-Short Active Income ETF
Bonds*	$	— $		8,422,171	$		— $	8,422,171
U.S. Government & Government							—
Agency Obligations*		—		149,994				149,994
Investment Companies		53,323		—			—	53,323
Total investments in securities		$53,323		$8,572,165	$		— $	8,625,488

Principal Exchange-Traded Funds
September 30, 2021 (unaudited) (continued)

2. Fair Valuation (continued)

			Level 2 — Other	Level 3 —
	Level 1 —		Significant	Significant
	Quoted		Observable	Unobservable
Fund	Prices		Inputs	Inputs		Totals (Level 1,2,3)

Principal U.S. Large-Cap Adaptive Multi-Factor ETF
Common Stocks*	$135,836,204	$	— $		— $	135,836,204
Investment Companies	338,339		—		—	338,339
Total investments in securities	$136,174,543	$	— $		— $	136,174,543

Principal U.S. Mega-Cap ETF
Common Stocks*	$2,004,622,763	$	— $		— $	2,004,622,763
Investment Companies	6,189,464		—		—	6,189,464
Total investments in securities	$2,010,812,227	$	— $		— $	2,010,812,227

Principal U.S. Small-Cap Adaptive Multi-Factor ETF
Common Stocks*	$6,208,729	$	— $		— $	6,208,729
Investment Companies	17,471		—		—	17,471
Total investments in securities	$6,226,200	$	— $		— $	6,226,200

Principal U.S. Small-Cap Multi-Factor ETF
Common Stocks*	$1,561,296,333	$	— $		— $	1,561,296,333
Investment Companies	18,589,242		—		—	18,589,242
Total investments in securities	$1,579,885,575	$	— $		— $	1,579,885,575

Principal Value ETF
Common Stocks*	$47,734,535	$	— $		— $	47,734,535
Investment Companies	133,034		—		—	133,034
Total investments in securities	$47,867,569	$	— $		— $	47,867,569

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Fund’s Schedules of Investments for the period ended September 30, 2021 has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.